UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2023 to November 30, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

November 30, 2023

Classes A, C, I, R, R6 and W

■	Voya Large-Cap Growth Fund	■	Voya Multi-Manager Mid Cap Value Fund

■	Voya Large Cap Value Fund	■	Voya Small Cap Growth Fund

■	Voya MidCap Opportunities Fund	■	Voya U.S. High Dividend Low Volatility Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*

Voya Large-Cap Growth Fund
Class A	$1,000.00	$1,127.90	0.94%	$5.00	$1,000.00	$1,020.30	0.94%	$4.75
Class C	1,000.00	1,123.60	1.69	8.97	1,000.00	1,016.55	1.69	8.52
Class I	1,000.00	1,129.80	0.60	3.19	1,000.00	1,022.00	0.60	3.03
Class R	1,000.00	1,126.50	1.19	6.33	1,000.00	1,019.05	1.19	6.01
Class R6	1,000.00	1,130.00	0.58	3.09	1,000.00	1,022.10	0.58	2.93
Class W	1,000.00	1,129.40	0.69	3.67	1,000.00	1,021.55	0.69	3.49

Voya Large Cap Value Fund
Class A	$1,000.00	$1,087.40	1.10%	$5.74	$1,000.00	$1,019.50	1.10%	$5.55
Class C	1,000.00	1,083.40	1.85	9.64	1,000.00	1,015.75	1.85	9.32
Class I	1,000.00	1,088.40	0.76	3.97	1,000.00	1,021.20	0.76	3.84
Class R	1,000.00	1,085.90	1.33	6.94	1,000.00	1,018.35	1.33	6.71
Class R6	1,000.00	1,088.80	0.74	3.86	1,000.00	1,021.30	0.74	3.74
Class W	1,000.00	1,088.20	0.85	4.44	1,000.00	1,020.75	0.85	4.29

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*

Voya MidCap Opportunities Fund
Class A	$1,000.00	$1,091.70	1.26%	$6.59	$1,000.00	$1,018.70	1.26%	$6.36
Class C	1,000.00	1,088.50	2.01	10.49	1,000.00	1,014.95	2.01	10.13
Class I	1,000.00	1,093.90	0.93	4.87	1,000.00	1,020.35	0.93	4.70
Class R	1,000.00	1,090.90	1.51	7.89	1,000.00	1,017.45	1.51	7.62
Class R6	1,000.00	1,094.60	0.83	4.35	1,000.00	1,020.85	0.83	4.19
Class W	1,000.00	1,094.00	1.01	5.29	1,000.00	1,019.95	1.01	5.10

Voya Multi-Manager Mid Cap Value Fund
Class I	$1,000.00	$1,082.70	0.78%	$4.06	$1,000.00	$1,021.10	0.78%	$3.94

Voya Small Cap Growth Fund
Class A	$1,000.00	$1,055.00	1.26%	$6.47	$1,000.00	$1,018.70	1.26%	$6.36
Class C	1,000.00	1,050.80	2.01	10.31	1,000.00	1,014.95	2.01	10.13
Class I	1,000.00	1,056.90	0.91	4.68	1,000.00	1,020.45	0.91	4.60
Class R	1,000.00	1,053.60	1.51	7.75	1,000.00	1,017.45	1.51	7.62
Class R6	1,000.00	1,057.20	0.82	4.22	1,000.00	1,020.90	0.82	4.14
Class W	1,000.00	1,056.10	1.01	5.19	1,000.00	1,019.95	1.01	5.10

Voya U.S. High Dividend Low Volatility Fund
Class A	$1,000.00	$1,076.10	0.61%	$3.17	$1,000.00	$1,021.95	0.61%	$3.08
Class I	1,000.00	1,077.20	0.33	1.71	1,000.00	1,023.35	0.33	1.67
Class R6	1,000.00	1,077.20	0.33	1.71	1,000.00	1,023.35	0.33	1.67

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$622,141,726	$659,150,021	$666,228,723
Short-term investments at fair value†	3,521,154	1,385,000	9,535,000
Cash	360	91,032	86,196
Foreign currencies at value‡	–	4,199	–
Receivables:
Investment securities sold	3,161,028	–	4,846,785
Fund shares sold	229,735	70,781	449,695
Dividends	432,908	1,598,686	327,165
Interest	201	260	159
Foreign tax reclaims	10,370	–	29,470
Prepaid expenses	52,757	45,283	57,396
Reimbursement due from Investment Adviser	–	45,405	39,806
Other assets	23,940	48,022	43,911
Total assets	629,574,179	662,438,689	681,644,306

LIABILITIES:
Payable for investment securities purchased	–	–	5,008,478
Payable for fund shares redeemed	325,521	637,157	372,360
Payable upon receipt of securities loaned	244,154	–	–
Payable for investment management fees	251,824	397,668	442,643
Payable for distribution and shareholder service fees	28,032	85,813	53,927
Payable to trustees under the deferred compensation plan (Note 6)	23,940	48,022	43,911
Payable for trustee fees	1,569	1,660	1,676
Other accrued expenses and liabilities	837,580	311,804	652,076
Total liabilities	1,712,620	1,482,124	6,575,071
NET ASSETS	$627,861,559	$660,956,565	$675,069,235

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$409,508,189	$540,246,494	$602,554,571
Total distributable earnings	218,353,370	120,710,071	72,514,664
NET ASSETS	$627,861,559	$660,956,565	$675,069,235

+ Including securities loaned at value	$239,235	$—	$—
* Cost of investments in securities	$358,096,373	$590,280,623	$579,872,647
† Cost of short-term investments	$3,521,154	$1,385,000	$9,535,000
‡ Cost of foreign currencies	$—	$4,998	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)(continued)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
Class A
Net assets	$113,542,184	$408,695,904	$241,237,838
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	3,073,171	35,829,240	14,071,461
Net asset value and redemption price per share†	$36.95	$11.41	$17.14
Maximum offering price per share (5.75%)(1)	$39.20	$12.11	$18.19

Class C
Net assets	$6,205,460	$4,701,887	$7,270,466
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	249,116	412,678	969,473
Net asset value and redemption price per share†	$24.91	$11.39	$7.50

Class I
Net assets	$351,127,969	$223,867,796	$313,062,864
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	7,802,989	17,240,826	13,641,518
Net asset value and redemption price per share	$45.00	$12.98	$22.95

Class R
Net assets	$1,056,352	$779,553	$2,352,794
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	24,660	68,114	147,299
Net asset value and redemption price per share	$42.84	$11.44	$15.97

Class R6
Net assets	$134,637,968	$18,169,802	$103,047,435
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,985,640	1,402,851	4,408,492
Net asset value and redemption price per share	$45.10	$12.95	$23.37

Class W
Net assets	$21,291,626	$4,741,623	$8,097,838
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	496,674	365,784	364,302
Net asset value and redemption price per share	$42.87	$12.96	$22.23

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund	Voya U.S. High Dividend Low Volatility Fund
ASSETS:
Investments in securities at fair value+*	$132,504,268	$658,897,673	$89,772,538
Short-term investments at fair value†	1,978,365	22,649,000	1,283,041
Cash	45,808	120,156	7,394
Receivables:
Investment securities sold	495,493	3,651,040	–
Fund shares sold	45,923	263,077	11,537
Dividends	159,409	417,020	215,370
Interest	57	328	–
Foreign tax reclaims	–	10,322	1,802
Prepaid expenses	16,691	71,433	24,468
Reimbursement due from Investment Adviser	14,753	–	9,137
Other assets	6,926	26,459	3,014
Total assets	135,267,693	686,106,508	91,328,301

LIABILITIES:
Payable for investment securities purchased	261,553	8,731,767	–
Payable for fund shares redeemed	344,937	334,424	270,477
Payable upon receipt of securities loaned	–	–	1,035,041
Payable for investment management fees	74,063	416,315	20,998
Payable for distribution and shareholder service fees	–	13,450	1,242
Payable to trustees under the deferred compensation plan (Note 6)	6,926	26,459	3,014
Payable for trustee fees	3,469	1,331	226
Other accrued expenses and liabilities	38,398	280,567	92,270
Total liabilities	729,346	9,804,313	1,423,268
NET ASSETS	$134,538,347	$676,302,195	$89,905,033

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$129,274,866	$612,595,338	$86,158,545
Total distributable earnings	5,263,481	63,706,857	3,746,488
NET ASSETS	$134,538,347	$676,302,195	$89,905,033

+ Including securities loaned at value	$—	$—	$1,012,256
* Cost of investments in securities	$128,584,726	$572,790,144	$86,755,327
† Cost of short-term investments	$1,978,365	$22,649,000	$1,283,041

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)(continued)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund	Voya U.S. High Dividend Low Volatility Fund
Class A
Net assets	n/a	$55,035,080	$6,136,025
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	1,525,887	612,010
Net asset value and redemption price per share†	n/a	$36.07	$10.03
Maximum offering price per share (5.75%)(1)	n/a	$38.27	$10.64

Class C
Net assets	n/a	$3,069,014	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	85,821	n/a
Net asset value and redemption price per share†	n/a	$35.76	n/a

Class I
Net assets	$134,538,347	$572,572,909	$31,903,454
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	14,906,428	15,818,819	3,158,457
Net asset value and redemption price per share	$9.03	$36.20	$10.10

Class R
Net assets	n/a	$288,871	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	8,032	n/a
Net asset value and redemption price per share	n/a	$35.97	n/a

Class R6
Net assets	n/a	$42,193,386	$51,865,554
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	1,164,724	5,135,171
Net asset value and redemption price per share	n/a	$36.23	$10.10

Class W
Net assets	n/a	$3,142,935	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	86,891	n/a
Net asset value and redemption price per share	n/a	$36.17	n/a

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2023 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,167,845	$8,824,840	$2,828,481
Interest	1,678	5,537	2,472
Securities lending income, net	—	1,394	6,359
Other	2,868	2,903	2,865
Total investment income	2,172,391	8,834,674	2,840,177

EXPENSES:
Investment management fees	1,599,543	2,489,504	2,805,178
Distribution and shareholder service fees:
Class A	136,624	507,294	298,663
Class C	34,427	24,183	36,160
Class R	2,416	1,939	5,639
Transfer agent fees:
Class A	61,367	268,091	215,766
Class C	3,948	3,194	6,531
Class I	55,460	56,985	202,018
Class R	512	512	2,037
Class R6	4,645	180	1,288
Class W	17,758	3,295	9,632
Shareholder reporting expense	4,575	17,568	23,241
Registration fees	49,580	52,841	45,559
Professional fees	40,260	31,110	36,234
Custody and accounting expense	44,835	40,925	47,580
Trustee fees	7,843	8,299	8,380
Miscellaneous expense	32,002	20,689	25,105
Interest expense	18,646	6,992	—
Total expenses	2,114,441	3,533,601	3,769,011
Waived and reimbursed fees	—	(278,838)	(244,716)
Net expenses	2,114,441	3,254,763	3,524,295
Net investment income	57,950	5,579,911	(684,118)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	37,554,841	41,520,108	14,788,838
Foreign currency related transactions	—	1,941	—
Net realized gain	37,554,841	41,522,049	14,788,838
Net change in unrealized appreciation (depreciation) on:
Investments	37,794,759	9,701,717	45,480,378
Foreign currency related transactions	—	(270)	—
Net change in unrealized appreciation (depreciation)	37,794,759	9,701,447	45,480,378
Net realized and unrealized gain	75,349,600	51,223,496	60,269,216
Increase in net assets resulting from operations	$75,407,550	$56,803,407	$59,585,098

* Foreign taxes withheld	$—	$6,978	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2023 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund	Voya U.S. High Dividend Low Volatility Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,329,510	$2,015,058	$1,368,382
Interest	1,565	1,484	—
Securities lending income, net	—	—	156
Other	619	2,706	411
Total investment income	1,331,694	2,019,248	1,368,949

EXPENSES:
Investment management fees	460,257	2,628,522	131,250
Distribution and shareholder service fees:
Class A	—	68,892	7,965
Class C	—	16,341	—
Class R	—	840	—
Transfer agent fees:
Class A	—	51,776	15,997
Class C	—	3,066	—
Class I	6,084	250,062	320
Class R	—	315	—
Class R6	—	43	543
Class W	—	3,222	—
Shareholder reporting expense	824	4,575	549
Registration fees	23,433	72,606	29,073
Professional fees	22,816	16,470	5,856
Custody and accounting expense	12,401	22,645	10,065
Trustee fees	1,612	8,817	1,131
Licensing fee (Note 7)	6,693	—	—
Miscellaneous expense	7,393	20,302	6,997
Interest expense	—	—	613
Total expenses	541,513	3,168,494	210,359
Waived and reimbursed fees	(16,307)	(65,707)	(54,020)
Net expenses	525,206	3,102,787	156,339
Net investment income	806,488	(1,083,539)	1,212,610
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,822,340	10,337,887	(8,733)
Sale of investments in affiliates	1,716	—	—
Net realized gain (loss)	2,824,056	10,337,887	(8,733)
Net change in unrealized appreciation (depreciation) on:
Investments	6,826,209	24,866,622	5,656,940
Affiliates	32	—	—
Foreign currency related transactions	—	(154)	—
Net change in unrealized appreciation (depreciation)	6,826,241	24,866,468	5,656,940
Net realized and unrealized gain	9,650,297	35,204,355	5,648,207
Increase in net assets resulting from operations	$10,456,785	$34,120,816	$6,860,817

* Foreign taxes withheld	$992	$—	$270

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large-Cap Growth Fund		Voya Large Cap Value Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$57,950	$1,110,567	$5,579,911	$9,795,999
Net realized gain (loss)	37,554,841	(31,064,308)	41,522,049	15,496,603
Net change in unrealized appreciation (depreciation)	37,794,759	77,321,548	9,701,447	(51,629,643)
Increase (decrease) in net assets resulting from operations	75,407,550	47,367,807	56,803,407	(26,337,041)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(19,528,094)	(2,929,448)	(31,550,433)
Class C	—	(1,952,873)	(16,952)	(398,576)
Class I	—	(83,810,701)	(1,799,981)	(16,401,367)
Class P3(1)	—	—	—	(8)
Class R	—	(118,176)	(4,774)	(62,636)
Class R6	—	(14,912,763)	(143,707)	(1,297,318)
Class W	—	(7,604,953)	(37,363)	(346,412)
Total distributions	—	(127,927,560)	(4,932,225)	(50,056,750)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,883,325	167,421,353	24,047,726	85,552,666
Reinvestment of distributions	—	125,374,112	4,734,138	47,937,372
	55,883,325	292,795,465	28,781,864	133,490,038
Cost of shares redeemed	(205,660,502)	(356,107,942)	(72,301,105)	(120,992,153)
Net increase (decrease) in net assets resulting from capital share transactions	(149,777,177)	(63,312,477)	(43,519,241)	12,497,885
Net increase (decrease) in net assets	(74,369,627)	(143,872,230)	8,351,941	(63,895,906)

NET ASSETS:
Beginning of year or period	702,231,186	846,103,416	652,604,624	716,500,530
End of year or period	$627,861,559	$702,231,186	$660,956,565	$652,604,624

(1)	Class P3 was fully redeemed on close of business September 8, 2022.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Fund		Voya Multi- Manager Mid Cap Value Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income (loss)	$(684,118)	$(2,467,080)	$806,488	$2,870,758
Net realized gain (loss)	14,788,838	(18,905,714)	2,824,056	(1,817,308)
Net change in unrealized appreciation (depreciation)	45,480,378	68,462,841	6,826,241	(14,820,051)
Increase (decrease) in net assets resulting from operations	59,585,098	47,090,047	10,456,785	(13,766,601)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	—	—	—	(8,442,273)
Class P(1)	—	—	—	(5,261,577)
Total distributions	—	—	—	(13,703,850)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,698,186	92,890,893	7,068,370	57,493,102
Reinvestment of distributions	—	—	—	13,703,850
	38,698,186	92,890,893	7,068,370	71,196,952
Cost of shares redeemed	(78,062,062)	(242,762,069)	(12,030,269)	(100,326,684)
Net decrease in net assets resulting from capital share transactions	(39,363,876)	(149,871,176)	(4,961,899)	(29,129,732)
Net increase (decrease) in net assets	20,221,222	(102,781,129)	5,494,886	(56,600,183)

NET ASSETS:
Beginning of year or period	654,848,013	757,629,142	129,043,461	185,643,644
End of year or period	$675,069,235	$654,848,013	$134,538,347	$129,043,461

(1)	Class P of Voya Multi-Manager Mid Cap Value Fund was fully redeemed on close of business March 24, 2023.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Cap Growth Fund		Voya U.S. High Dividend Low Volatility Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income (loss)	$(1,083,539)	$(2,057,843)	$1,212,610	$2,741,432
Net realized gain (loss)	10,337,887	(18,893,716)	(8,733)	2,066,724
Net change in unrealized appreciation (depreciation)	24,866,468	31,942,694	5,656,940	(10,586,306)
Increase (decrease) in net assets resulting from operations	34,120,816	10,991,135	6,860,817	(5,778,150)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(73,470)	(972,556)
Class I	—	—	(398,952)	(4,987,935)
Class P3(1)	—	—	—	(15)
Class R6	—	—	(688,244)	(6,759,951)
Total distributions	—	—	(1,160,666)	(12,720,457)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	76,890,547	172,673,961	6,303,221	27,369,250
Proceeds from shares issued in merger (Note 15)	—	91,620,459	—	—
Reinvestment of distributions	—	—	1,160,561	12,718,915
	76,890,547	264,294,420	7,463,782	40,088,165
Cost of shares redeemed	(42,089,078)	(94,065,431)	(14,122,377)	(36,871,061)
Net increase (decrease) in net assets resulting from capital share transactions	34,801,469	170,228,989	(6,658,595)	3,217,104
Net increase (decrease) in net assets	68,922,285	181,220,124	(958,444)	(15,281,503)

NET ASSETS:
Beginning of year or period	607,379,910	426,159,786	90,863,477	106,144,980
End of year or period	$676,302,195	$607,379,910	$89,905,033	$90,863,477

(1)	Class P3 was fully redeemed on close of business September 8, 2022.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large-Cap Growth Fund
Class A
11-30-23+	32.76	(0.04	)•	4.23	4.19	—		—	—	—	—	36.95	12.79	0.94	0.94	0.94	(0.24)	113,542	29
05-31-23	37.85	(0.04	)•	1.86	1.82	0.00	*	6.91	—	6.91	—	32.76	7.50	0.90	0.90	0.90	(0.12)	105,826	55
05-31-22	51.32	(0.20	)•	(4.26)	(4.46)	—		9.01	—	9.01	—	37.85	(12.50)	0.97	0.97	0.97	(0.40)	115,265	76
05-31-21	44.45	(0.13	)•	13.62	13.49	—		6.62	—	6.62	—	51.32	31.23	0.96	0.96	0.96	(0.26)	139,465	93
05-31-20	38.36	0.03		8.04	8.07	0.15		1.83	—	1.98	—	44.45	21.30	0.96	1.04	1.04	0.06	104,447	83
05-31-19	38.75	0.12		2.02	2.14	0.01		2.52	—	2.53	—	38.36	6.11	0.95	1.04	1.04	0.31	80,328	95
Class C
11-30-23+	22.17	(0.12	)•	2.86	2.74	—		—	—	—	—	24.91	12.36	1.69	1.69	1.69	(1.01)	6,205	29
05-31-23	28.22	(0.21	)•	1.07	0.86	0.00	*	6.91	—	6.91	—	22.17	6.56	1.65	1.65	1.65	(0.88)	7,353	55
05-31-22	40.58	(0.46	)•	(2.89)	(3.35)	—		9.01	—	9.01	—	28.22	(13.13)	1.72	1.72	1.72	(1.16)	10,879	76
05-31-21	36.52	(0.41	)•	11.09	10.68	—		6.62	—	6.62	—	40.58	30.25	1.71	1.71	1.71	(1.01)	21,109	93
05-31-20	31.92	(0.23)		6.66	6.43	—		1.83	—	1.83	—	36.52	20.41	1.71	1.79	1.79	(0.68)	20,630	83
05-31-19	32.92	(0.14)		1.66	1.52	—		2.52	—	2.52	—	31.92	5.28	1.70	1.79	1.79	(0.43)	32,386	95
Class I
11-30-23+	39.83	0.02	•	5.15	5.17	—		—	—	—	—	45.00	12.98	0.60	0.60	0.60	0.09	351,128	29
05-31-23	44.26	0.08	•	2.40	2.48	0.00	*	6.91	—	6.91	—	39.83	7.93	0.58	0.58	0.58	0.21	440,942	55
05-31-22	58.45	(0.03	)•	(5.15)	(5.18)	0.00	*	9.01	—	9.01	—	44.26	(12.19)	0.61	0.61	0.61	(0.05)	577,160	76
05-31-21	49.83	0.04	•	15.32	15.36	0.12		6.62	—	6.74	—	58.45	31.64	0.61	0.63	0.63	0.07	851,822	93
05-31-20	42.73	0.21	•	9.00	9.21	0.28		1.83	—	2.11	—	49.83	21.80	0.59	0.66	0.66	0.44	671,609	83
05-31-19	42.89	0.29		2.24	2.53	0.17		2.52	—	2.69	—	42.73	6.47	0.59	0.66	0.66	0.70	600,368	95
Class R
11-30-23+	38.03	(0.09	)•	4.90	4.81	—		—	—	—	—	42.84	12.65	1.19	1.19	1.19	(0.45)	1,056	29
05-31-23	42.84	(0.14	)•	2.24	2.10	0.00	*	6.91	—	6.91	—	38.03	7.25	1.15	1.15	1.15	(0.36)	721	55
05-31-22	57.15	(0.36)		(4.94)	(5.30)	—		9.01	—	9.01	—	42.84	(12.71)	1.22	1.22	1.22	(0.65)	858	76
05-31-21	49.02	(0.28	)•	15.03	14.75	—		6.62	—	6.62	—	57.15	30.87	1.21	1.21	1.21	(0.51)	1,018	93
05-31-20	42.09	(0.09	)•	8.85	8.76	—		1.83	—	1.83	—	49.02	21.02	1.21	1.29	1.29	(0.19)	861	83
05-31-19	42.36	0.02	•	2.23	2.25	—		2.52	—	2.52	—	42.09	5.84	1.20	1.29	1.29	0.07	1,082	95
Class R6
11-30-23+	39.91	0.02	•	5.17	5.19	—		—	—	—	—	45.10	13.00	0.58	0.58	0.58	0.12	134,638	29
05-31-23	44.34	0.09	•	2.39	2.48	0.00	*	6.91	—	6.91	—	39.91	7.91	0.57	0.57	0.57	0.23	121,250	55
05-31-22	58.51	(0.01	)•	(5.15)	(5.16)	0.00	*	9.01	—	9.01	—	44.34	(12.13)	0.56	0.56	0.56	(0.02)	89,841	76
05-31-21	49.87	0.08	•	15.33	15.41	0.15		6.62	—	6.77	—	58.51	31.74	0.55	0.55	0.55	0.14	306,068	93
05-31-20	42.76	0.24	•	9.01	9.25	0.31		1.83	—	2.14	—	49.87	21.88	0.55	0.58	0.58	0.52	272,040	83
05-31-19	42.90	0.36	•	2.22	2.58	0.20		2.52	—	2.72	—	42.76	6.60	0.55	0.58	0.58	0.85	294,339	95
Class W
11-30-23+	37.96	(0.01	)•	4.92	4.91	—		—	—	—	—	42.87	12.94	0.69	0.69	0.69	(0.03)	21,292	29
05-31-23	42.57	0.05	•	2.25	2.30	0.00	*	6.91	—	6.91	—	37.96	7.82	0.65	0.65	0.65	0.13	26,140	55
05-31-22	56.58	(0.08	)•	(4.92)	(5.00)	—		9.01	—	9.01	—	42.57	(12.28)	0.72	0.72	0.72	(0.15)	52,098	76
05-31-21	48.42	0.01	•	14.86	14.87	0.09		6.62	—	6.71	—	56.58	31.55	0.71	0.71	0.71	0.01	78,049	93
05-31-20	41.60	0.16	•	8.74	8.90	0.25		1.83	—	2.08	—	48.42	21.64	0.71	0.79	0.79	0.35	73,288	83
05-31-19	41.79	0.21	•	2.20	2.41	0.08		2.52	—	2.60	—	41.60	6.32	0.70	0.79	0.79	0.50	11,341	95
Voya Large Cap Value Fund
Class A
11-30-23+	10.57	0.09	•	0.83	0.92	0.08		—	—	0.08	—	11.41	8.74	1.19	1.10	1.10	1.56	408,696	47
05-31-23	11.89	0.15	•	(0.60)	(0.45)	0.16		0.72	—	0.88	—	10.57	(3.79)	1.12	1.07	1.07	1.34	392,251	80
05-31-22	13.25	0.12	•	0.45	0.57	0.10		1.83	—	1.93	—	11.89	4.48	1.15	1.10	1.10	0.95	439,016	57
05-31-21	9.74	0.12	•	4.39	4.51	0.16		0.84	—	1.00	—	13.25	48.66	1.16	1.10	1.10	1.09	452,381	94

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large Cap Value Fund (continued)
Class A (continued)
05-31-20	11.04	0.17		(0.34)	(0.17)	0.21	0.92	—	1.13	—	9.74	(2.79)	1.19	1.10	1.10	1.55	331,769	154
05-31-19	12.09	0.19		(0.06)	0.13	0.17	1.01	—	1.18	—	11.04	1.51	1.18	1.10	1.10	1.60	362,398	90
Class C
11-30-23+	10.55	0.04	•	0.84	0.88	0.04	—	—	0.04	—	11.39	8.34	1.94	1.85	1.85	0.81	4,702	47
05-31-23	11.88	0.06	•	(0.60)	(0.54)	0.07	0.72	—	0.79	—	10.55	(4.63)	1.87	1.82	1.82	0.58	4,905	80
05-31-22	13.25	0.02	•	0.46	0.48	0.02	1.83	—	1.85	—	11.88	3.72	1.90	1.85	1.85	0.16	6,143	57
05-31-21	9.74	0.04	•	4.38	4.42	0.07	0.84	—	0.91	—	13.25	47.49	1.91	1.85	1.85	0.37	10,327	94
05-31-20	11.02	0.08	•	(0.32)	(0.24)	0.12	0.92	—	1.04	—	9.74	(3.44)	1.94	1.85	1.85	0.73	13,664	154
05-31-19	12.05	0.11		(0.06)	0.05	0.07	1.01	—	1.08	—	11.02	0.81	1.93	1.85	1.85	0.84	39,550	90
Class I
11-30-23+	12.02	0.12	•	0.94	1.06	0.10	—	—	0.10	—	12.98	8.84	0.85	0.76	0.76	1.89	223,868	47
05-31-23	13.39	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	12.02	(3.47)	0.82	0.76	0.76	1.64	232,382	80
05-31-22	14.68	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.39	4.82	0.81	0.76	0.76	1.27	245,169	57
05-31-21	10.70	0.18	•	4.83	5.01	0.19	0.84	—	1.03	—	14.68	49.13	0.82	0.76	0.76	1.43	271,656	94
05-31-20	12.03	0.22		(0.39)	(0.17)	0.24	0.92	—	1.16	—	10.70	(2.48)	0.84	0.76	0.76	1.90	230,991	154
05-31-19	13.07	0.25		(0.05)	0.20	0.23	1.01	—	1.24	—	12.03	1.95	0.84	0.76	0.76	1.94	214,877	90
Class R
11-30-23+	10.60	0.07	-	0.84	0.91	0.07	—	—	0.07	—	11.44	8.59	1.44	1.33	1.33	1.33	780	47
05-31-23	11.93	0.13	-	(0.61)	(0.48)	0.13	0.72	—	0.85	—	10.60	(4.07)	1.37	1.27	1.27	1.14	779	80
05-31-22	13.29	0.09	•	0.45	0.54	0.07	1.83	—	1.90	—	11.93	4.23	1.40	1.30	1.30	0.72	886	57
05-31-21	9.76	0.10	•	4.40	4.50	0.13	0.84	—	0.97	—	13.29	48.48	1.41	1.30	1.30	0.88	1,032	94
05-31-20	11.06	0.14	•	(0.35)	(0.21)	0.17	0.92	—	1.09	—	9.76	(3.11)	1.44	1.33	1.33	1.27	736	154
05-31-19	12.07	0.16	•	(0.04)	0.12	0.12	1.01	—	1.13	—	11.06	1.44	1.43	1.32	1.32	1.38	1,297	90
Class R6
11-30-23+	11.99	0.12	•	0.94	1.06	0.10	—	—	0.10	—	12.95	8.88	0.80	0.74	0.74	1.92	18,170	47
05-31-23	13.36	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	11.99	(3.45)	0.79	0.74	0.74	1.67	17,456	80
05-31-22	14.65	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.36	4.84	0.79	0.74	0.74	1.30	20,126	57
05-31-21	10.68	0.18	•	4.82	5.00	0.19	0.84	—	1.03	—	14.65	49.15	0.80	0.74	0.74	1.45	18,739	94
05-31-20	12.01	0.22	•	(0.38)	(0.16)	0.25	0.92	—	1.17	—	10.68	(2.47)	0.80	0.74	0.74	1.82	14,936	154
05-31-19	13.06	0.26		(0.07)	0.19	0.23	1.01	—	1.24	—	12.01	1.90	0.80	0.74	0.74	1.96	106,327	90
Class W
11-30-23+	12.00	0.11	•	0.94	1.05	0.09	—	—	0.09	—	12.96	8.82	0.94	0.85	0.85	1.80	4,742	47
05-31-23	13.37	0.20	•	(0.67)	(0.47)	0.18	0.72	—	0.90	—	12.00	(3.52)	0.87	0.82	0.82	1.59	4,831	80
05-31-22	14.66	0.17	•	0.50	0.67	0.13	1.83	—	1.96	—	13.37	4.73	0.90	0.85	0.85	1.20	5,157	57
05-31-21	10.69	0.17	•	4.82	4.99	0.18	0.84	—	1.02	—	14.66	48.94	0.91	0.85	0.85	1.35	5,267	94
05-31-20	12.01	0.22	•	(0.39)	(0.17)	0.23	0.92	—	1.15	—	10.69	(2.50)	0.94	0.85	0.85	1.79	4,762	154
05-31-19	13.03	0.23	•	(0.04)	0.19	0.20	1.01	—	1.21	—	12.01	1.92	0.93	0.85	0.85	1.81	6,265	90
Voya MidCap Opportunities Fund
Class A
11-30-23+	15.70	(0.03	)•	1.47	1.44	—	—	—	—	—	17.14	9.17	1.32	1.26	1.26	(0.42)	241,238	39
05-31-23	14.66	(0.09	)•	1.13	1.04	—	—	—	—	—	15.70	7.09	1.32	1.25	1.25	(0.57)	233,488	60
05-31-22	23.82	(0.17	)•	(3.32)	(3.49)	—	5.67	—	5.67	—	14.66	(20.04)	1.23	1.21	1.21	(0.81)	246,265	62
05-31-21	20.41	(0.20	)•	8.70	8.50	—	5.09	—	5.09	—	23.82	43.16	1.27	1.25	1.25	(0.87)	346,695	82
05-31-20	19.28	(0.07)		2.67	2.60	—	1.47	—	1.47	—	20.41	13.68	1.28	1.27	1.27	(0.34)	275,279	92
05-31-19	22.97	(0.07)		0.31	0.24	—	3.93	—	3.93	—	19.28	2.97	1.26	1.26	1.26	(0.36)	277,900	103
Class C
11-30-23+	6.89	(0.04	)•	0.65	0.61	—	—	—	—	—	7.50	8.85	2.07	2.01	2.01	(1.17)	7,270	39
05-31-23	6.49	(0.09	)•	0.49	0.40	—	—	—	—	—	6.89	6.16	2.07	2.00	2.00	(1.32)	7,417	60
05-31-22	13.68	(0.18	)•	(1.34)	(1.52)	—	5.67	—	5.67	—	6.49	(20.58)	1.98	1.96	1.96	(1.58)	9,451	62

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya MidCap Opportunities Fund (continued)
Class C (continued)
05-31-21	13.41	(0.23	)•	5.59	5.36	—	5.09	—	5.09	—	13.68	42.15	2.02	2.00	2.00	(1.62)	23,803	82
05-31-20	13.22	(0.14	)•	1.80	1.66	—	1.47	—	1.47	—	13.41	12.81	2.03	2.02	2.02	(1.04)	27,377	92
05-31-19	17.21	(0.18)		0.12	(0.06)	—	3.93	—	3.93	—	13.22	2.14	2.01	2.01	2.01	(1.12)	56,335	103
Class I
11-30-23+	20.98	(0.01	)•	1.98	1.97	—	—	—	—	—	22.95	9.39	1.02	0.93	0.93	(0.09)	313,063	39
05-31-23	19.54	(0.05	)•	1.49	1.44	—	—	—	—	—	20.98	7.37	1.02	0.93	0.93	(0.25)	301,910	60
05-31-22	29.83	(0.14	)•	(4.48)	(4.62)	—	5.67	—	5.67	—	19.54	(19.77)	0.93	0.91	0.91	(0.51)	346,729	62
05-31-21	24.53	(0.16	)•	10.55	10.39	—	5.09	—	5.09	—	29.83	43.65	0.94	0.92	0.92	(0.55)	504,762	82
05-31-20	22.84	(0.01)		3.17	3.16	—	1.47	—	1.47	—	24.53	14.01	0.98	0.97	0.97	(0.01)	431,603	92
05-31-19	26.35	(0.02)		0.44	0.42	—	3.93	—	3.93	—	22.84	3.30	0.96	0.97	0.97	(0.08)	580,296	103
Class R
11-30-23+	14.64	(0.05	)•	1.38	1.33	—	—	—	—	—	15.97	9.09	1.57	1.51	1.51	(0.65)	2,353	39
05-31-23	13.71	(0.12	)•	1.05	0.93	—	—	—	—	—	14.64	6.78	1.57	1.50	1.50	(0.82)	2,245	60
05-31-22	22.68	(0.21	)•	(3.09)	(3.30)	—	5.67	—	5.67	—	13.71	(20.23)	1.48	1.46	1.46	(1.05)	2,241	62
05-31-21	19.65	(0.25	)•	8.37	8.12	—	5.09	—	5.09	—	22.68	42.86	1.52	1.50	1.50	(1.12)	3,388	82
05-31-20	18.66	(0.11	)•	2.57	2.46	—	1.47	—	1.47	—	19.65	13.38	1.53	1.52	1.52	(0.58)	2,743	92
05-31-19	22.42	(0.14	)•	0.31	0.17	—	3.93	—	3.93	—	18.66	2.70	1.51	1.51	1.51	(0.62)	3,021	103
Class R6
11-30-23+	21.35	0.00	*•	2.02	2.02	—	—	—	—	—	23.37	9.46	0.89	0.83	0.83	0.02	103,047	39
05-31-23	19.87	(0.03	)•	1.51	1.48	—	—	—	—	—	21.35	7.45	0.90	0.83	0.83	(0.15)	98,415	60
05-31-22	30.22	(0.12	)•	(4.56)	(4.68)	—	5.67	—	5.67	—	19.87	(19.71)	0.85	0.83	0.83	(0.43)	95,140	62
05-31-21	24.78	(0.14	)•	10.67	10.53	—	5.09	—	5.09	—	30.22	43.78	0.86	0.84	0.84	(0.47)	162,052	82
05-31-20	23.04	0.02		3.19	3.21	—	1.47	—	1.47	—	24.78	14.11	0.87	0.86	0.86	0.08	133,027	92
05-31-19	26.51	0.01		0.45	0.46	—	3.93	—	3.93	—	23.04	3.43	0.85	0.85	0.85	0.04	153,726	103
Class W
11-30-23+	20.32	(0.02	)•	1.93	1.91	—	—	—	—	—	22.23	9.40	1.07	1.01	1.01	(0.22)	8,098	39
05-31-23	18.95	(0.06	)•	1.43	1.37	—	—	—	—	—	20.32	7.23	1.07	1.00	1.00	(0.33)	11,373	60
05-31-22	29.11	(0.15	)•	(4.34)	(4.49)	—	5.67	—	5.67	—	18.95	(19.82)	0.98	0.96	0.96	(0.56)	57,800	62
05-31-21	24.05	(0.17	)•	10.32	10.15	—	5.09	—	5.09	—	29.11	43.51	1.02	1.00	1.00	(0.61)	88,959	82
05-31-20	22.43	(0.02)		3.11	3.09	—	1.47	—	1.47	—	24.05	13.95	1.03	1.02	1.02	(0.08)	82,191	92
05-31-19	25.96	(0.03)		0.43	0.40	—	3.93	—	3.93	—	22.43	3.26	1.01	1.01	1.01	(0.12)	108,707	103
Voya Multi-Manager Mid Cap Value Fund
Class I
11-30-23+	8.34	0.05	•	0.64	0.69	—	—	—	—	—	9.03	8.27	0.81	0.78	0.78	1.20	134,538	30
05-31-23	9.84	0.14	•	(0.88)	(0.74)	0.21	0.55	—	0.76	—	8.34	(7.90)	0.82	0.78	0.78	1.50	129,043	133
05-31-22	11.72	0.11	•	(0.31)	(0.20)	0.15	1.53	—	1.68	—	9.84	(2.44)	0.79	0.78	0.78	0.95	116,274	30
05-31-21	7.83	0.09	•	4.22	4.31	0.10	0.32	—	0.42	—	11.72	56.34 (4)	0.79	0.78	0.78	0.93	175,387	47
05-31-20	9.26	0.12		(0.55)	(0.43)	0.12	0.88	—	1.00	—	7.83	(6.73)	0.88	0.83	0.83	1.26	106,294	63
05-31-19	11.99	0.12		(1.15)	(1.03)	0.13	1.57	—	1.70	—	9.26	(7.77)	0.92	0.88	0.88	1.04	113,560	36
Voya Small Cap Growth Fund(5)
Class A
11-30-23+	34.19	(0.12	)•	2.00	1.88	—	—	—	—	—	36.07	5.50	1.28	1.26	1.26	(0.65)	55,035	52
10-07-22(6)- 05-31-23	32.13	(0.13	)•	2.19	2.06	—	—	—	—	—	34.19	6.41	1.23	1.19	1.19	(0.58)	52,722	100
Class C
11-30-23+	34.03	(0.25	)•	1.98	1.73	—	—	—	—	—	35.76	5.08	2.03	2.01	2.01	(1.40)	3,069	52
10-07-22(6)- 05-31-23	32.13	(0.30	)•	2.20	1.90	—	—	—	—	—	34.03	5.91	1.98	1.94	1.94	(1.34)	3,124	100

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Cap Growth Fund(5) (continued)
Class I(7)
11-30-23+	34.25	(0.05	)•	2.00	1.95	—	—	—	—	—	36.20	5.69	0.93	0.91	0.91	(0.30)	572,573	52
05-31-23	33.86	(0.13	)•	0.52	0.39	—	—	—	—	—	34.25	1.15	0.96	0.92	0.92	(0.37)	506,612	100
10-01-21 - 05-31-22	49.63	(0.16	)•	(6.98)	(7.14)	—	8.63	—	8.63	—	33.86	(18.31)	0.93	0.93	0.93	(0.57)	426,157	61
09-30-21	37.26	(0.32	)•	15.61	15.29	—	2.92	—	2.92	—	49.63	42.36	0.93	0.93	0.93	(0.68)	502	84
09-30-20	34.36	(0.17	)•	3.58	3.41	—	0.51	—	0.51	—	37.26	9.99	0.94	0.94	0.94	(0.53)	369	111
09-30-19	40.76	(0.12	)•	(2.17)	(2.29)	—	4.11	—	4.11	—	34.36	(3.92)	0.93	0.93	0.93	(0.37)	433	121
09-30-18	37.62	(0.20	)•	8.74	8.54	—	5.40	—	5.40	—	40.76	26.09	0.93	0.93	0.93	(0.55)	453	126
Class R
11-30-23+	34.14	(0.16	)•	1.99	1.83	—	—	—	—	—	35.97	5.36	1.53	1.51	1.51	(0.92)	289	52
10-07-22(6)- 05-31-23	32.13	(0.19	)•	2.20	2.01	—	—	—	—	—	34.14	6.26	1.48	1.44	1.44	(0.85)	319	100
Class R6
11-30-23+	34.27	(0.04	)•	2.00	1.96	—	—	—	—	—	36.23	5.72	0.84	0.82	0.82	(0.21)	42,193	52
05-31-23	33.84	(0.08	)•	0.51	0.43	—	—	—	—	—	34.27	1.27	0.87	0.83	0.83	(0.23)	41,179	100
04-04-22(6)- 05-31-22	39.17	(0.05	)•	(5.28)	(5.33)	—	—	—	—	—	33.84	(13.61)	2.10	0.85	0.85	(0.97)	3	61
Class W
11-30-23+	34.25	(0.07	)•	1.99	1.92	—	—	—	—	—	36.17	5.61	1.03	1.01	1.01	(0.41)	3,143	52
10-07-22(6)- 05-31-23	32.13	(0.07	)•	2.19	2.12	—	—	—	—	—	34.25	6.60	0.98	0.94	0.94	(0.33)	3,425	100
Voya U.S. High Dividend Low Volatility Fund
Class A
11-30-23+	9.43	0.12	•	0.59	0.71	0.11	—	—	0.11	—	10.03	7.61	1.16	0.61	0.61	2.42	6,136	36
05-31-23	11.39	0.25	•	(0.86)	(0.61)	0.25	1.10	—	1.35	—	9.43	(6.01)	1.15	0.60	0.60	2.42	8,087	76
05-31-22	14.33	0.23	•	0.73	0.96	0.25	3.65	—	3.90	—	11.39	6.29	1.14	0.60	0.60	1.88	3,953	91
05-31-21	11.05	0.21	•	3.34	3.55	0.27	—	—	0.27	—	14.33	32.50	1.23	0.72	0.72	1.72	916	97
05-31-20	11.31	0.23		(0.07)	0.16	0.28	0.14	—	0.42	—	11.05	1.29	1.26	0.80	0.80	2.07	766	61
05-31-19	11.51	0.25	•	0.16	0.41	0.20	0.41	—	0.61	—	11.31	3.87	1.26	0.80	0.80	2.19	281	62
Class I
11-30-23+	9.50	0.13	•	0.60	0.73	0.13	—	—	0.13	—	10.10	7.72	0.41	0.33	0.33	2.70	31,903	36
05-31-23	11.47	0.29	•	(0.89)	(0.60)	0.27	1.10	—	1.37	—	9.50	(5.82)	0.40	0.33	0.33	2.70	30,516	76
05-31-22	14.39	0.28	•	0.73	1.01	0.28	3.65	—	3.93	—	11.47	6.67	0.40	0.33	0.33	2.13	40,516	91
05-31-21	11.10	0.25	•	3.35	3.60	0.31	—	—	0.31	—	14.39	32.84	0.49	0.46	0.46	2.01	64,631	97
05-31-20	11.36	0.28	•	(0.09)	0.19	0.31	0.14	—	0.45	—	11.10	1.57	0.51	0.51	0.51	2.33	101,037	61
05-31-19	11.55	0.26		0.20	0.46	0.24	0.41	—	0.65	—	11.36	4.28	0.51	0.52	0.52	2.39	299,079	62
Class R6
11-30-23+	9.50	0.13	•	0.60	0.73	0.13	—	—	0.13	—	10.10	7.72	0.41	0.33	0.33	2.70	51,866	36
05-31-23	11.47	0.29	•	(0.89)	(0.60)	0.27	1.10	—	1.37	—	9.50	(5.81)	0.40	0.32	0.32	2.70	52,261	76
05-31-22	14.39	0.28	•	0.73	1.01	0.28	3.65	—	3.93	—	11.47	6.68	0.39	0.32	0.32	2.15	61,673	91
05-31-21	11.10	0.25	•	3.35	3.60	0.31	—	—	0.31	—	14.39	32.85	0.49	0.45	0.45	2.02	54,091	97
09-30-19(6)- 05-31-20	12.29	0.18	•	(1.00)	(0.82)	0.23	0.14	—	0.37	—	11.10	(6.71)	0.51	0.51	0.51	2.25	92,638	61

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Excluding a payment by affiliate in the fiscal year ended May 31, 2021, the total return for Multi-Manager Mid Cap Value would have been 56.13% on Class I.

(5)	Prior to the close of business April 1, 2022, Voya Small Cap Growth Fund operated under a different name and investment adviser. Please see Note 1 for more information regarding the predecessor fund and the reorganization. Effective close of business April 1, 2022, the fiscal year end was changed from September 30 to May 31. For the fiscal years ended September 30, 2017, 2018, 2019, 2020 and 2021, the information presented was audited by a different independent registered public accounting firm and the net assets are expressed in millions. For the periods ended May 31, 2022 and after, the net assets are expressed in thousands.

(6)	Commencement of operations.

(7)	Effective close of business April 1, 2022, the shares of the predecessor fund were redesignated as Class I shares of Voya Small Cap Growth Fund. Please see Note 1 for more information.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for: Voya Large-Cap Growth Fund (“Large-Cap Growth”), Voya Large Cap Value Fund (“Large Cap Value”), Voya MidCap Opportunities Fund (“MidCap Opportunities”), Voya Multi-Manager Mid Cap Value Fund (“Multi-Manager Mid Cap Value”), Voya Small Cap Growth Fund (“Small Cap Growth”), and Voya U.S. High Dividend Low Volatility Fund (“U.S. High Dividend Low Volatility”) (each, a “Fund” and collectively, the “Funds”). Each Fund, except Large-Cap Growth, is a diversified series of the Trust. Large-Cap Growth is a non-diversified series of the Trust.

Each Fund offers at least two or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Small Cap Growth acquired all of the assets and liabilities of TCM Small Cap Growth Fund (the “Predecessor Fund’) pursuant to an agreement and plan of reorganization (the “Reorganization”) effective close of business April 1, 2022. The Predecessor Fund was a diversified series of Professionally Managed Portfolios (“PMP Trust”), a

Massachusetts business trust. The previous fiscal year end of the Predecessor Fund was September 30, 2021. Effective with the reorganization, the fiscal year end of the Fund was changed from September 30 to May 31.

The prior year financial statements of Small Cap Growth reflect the historical results of the Predecessor Fund, which did not have a share class designation prior to the Reorganization. Upon completion of the Reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Predecessor Fund’s shares. All information and references to the period prior to the close of business April 1, 2022 refer to the Predecessor Fund.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, to serve as sub-adviser to certain of the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund declares and pays dividends, if any, as follows:

Annually	Quarterly

Large-Cap Growth	Large Cap Value
MidCap Opportunities	U.S. High Dividend Low Volatility
Multi-Manager Mid Cap Value
Small Cap Growth

Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets (except Large-Cap Growth which may temporarily lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

H. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large-Cap Growth	$183,755,742	$334,392,684
Large Cap Value	306,754,096	340,209,674
MidCap Opportunities	258,417,919	296,386,741
Multi-Manager Mid Cap Value	38,929,989	40,078,035
Small Cap Growth	370,549,417	334,599,494
U.S. High Dividend Low Volatility	32,568,803	38,934,821

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Mid Cap Value, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Large-Cap Growth	0.51% on all assets
Large Cap Value	0.75% on the first $1 billion;
0.725% on the next $1 billion;
0.70% on the next $1 billion;
0.675% on the next $1 billion; and
0.65% thereafter
MidCap Opportunities	0.85% on the first $500 million;
0.80% on the next $400 million;
0.75% on the next $450 million; and
0.70% thereafter
Multi-Manager Mid Cap Value	0.80% on Direct Investments
0.40% on Passively Managed Assets
Small Cap Growth(1)	0.80% on all assets
U.S. High Dividend Low Volatility	0.29% on all assets

(1)	The Investment Adviser has agreed to waive 0.02% of the management fee for Small Cap Growth. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, polices, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Large-Cap Growth	Voya IM*
Large Cap Value	Voya IM*
MidCap Opportunities	Voya IM*
Multi-Manager Mid Cap Value	Victory Capital Management, Inc. and
Voya IM*
Small Cap Growth	Voya IM*
U.S. High Dividend Low Volatility	Voya IM*

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A	Class C	Class R
Large-Cap Growth	0.25%(1)	1.00%	0.50%
Large Cap Value	0.25%	1.00%	0.50%(2)
MidCap Opportunities	0.25%	1.00%	0.50%
Small Cap Growth	0.25%	1.00%	0.50%
U.S. High Dividend Low Volatility	0.25%	N/A	N/A

(1)	Of this 0.25% rate, Distribution Fees shall not exceed 0.10%.

(2)	The Distributor has agreed to waive 0.05% of the distribution fee. Termination or modification of this obligation requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of

Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2023, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Large-Cap Growth	$4,250	$—
Large Cap Value	2,903	—
MidCap Opportunities	1,717	—
Small Cap Growth	4,020	—
U.S. High Dividend Low Volatility	270	—
Contingent Deferred Sales Charges:
Large-Cap Growth	$32	$16
Large Cap Value	—	27
MidCap Opportunities	1,245	42

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2023, the following affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	Multi-Manager Mid Cap Value	5.15%

	U.S. High Dividend Low Volatility	15.41
Voya Solution 2025 Portfolio	U.S. High Dividend Low Volatility	24.06
Voya Solution 2035 Portfolio	Multi-Manager Mid Cap Value	8.07
Voya Solution 2045 Portfolio	Multi-Manager Mid Cap Value	7.90
Voya Solution Income Portfolio	U.S. High Dividend Low Volatility	12.09
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Mid Cap Value	14.76

The Investment Adviser may direct the Funds’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture in the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2023, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Large-Cap Growth	$1,259
Large Cap Value	12,993
MidCap Opportunities	6,212
Small Cap Growth	1,762
U.S. High Dividend Low Volatility	67

NOTE 7 — LICENSING FEE

Multi-Manager Mid Cap Value pays an annual licensing fee to Frank Russell Company in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Large-Cap Growth	1.15%	1.90%	0.90%	1.40%	0.80%	0.90%
Large Cap Value	1.25%	2.00%	1.00%	1.50%	0.78%	1.00%
MidCap Opportunities	1.35%	2.10%	0.98%	1.60%	0.88%	1.10%
Multi-Manager Mid Cap Value	N/A	N/A	0.78%	N/A	N/A	N/A
Small Cap Growth	1.30%	2.05%	0.95%	1.55%	0.85%	1.05%
U.S. High Dividend Low Volatility	0.60%	N/A	0.35%	N/A	0.32%	N/A

Pursuant to side letter agreements, through October 1, 2024, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Large-Cap Growth	1.04%	1.79%	0.66%	1.29%	0.58%	0.79%
Large Cap Value	1.10%	1.85%	0.76%	1.35%	0.74%	0.85%
MidCap Opportunities(1)	1.26%	2.01%	0.93%	1.51%	0.83%	1.01%

(1)	Any fee waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, and with the exception of the management fee waiver for Small Cap Growth, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2024	2025	2026	Total
Large Cap Value	$353,536	$363,570	$388,884	$1,105,990
Multi-Manager Mid Cap Value	8,120	17,077	42,174	67,371
Small Cap Growth	—	41,990	84,519	126,509
U.S. High Dividend Low Volatility	94,345	82,039	71,335	247,719

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser,

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

and the related expiration dates, as of November 30, 2023, are as follows:

	November 30,
	2024	2025	2026	Total
Large Cap Value
Class A	$24,913	$13,898	$44,827	$83,638
Class C	553	197	532	1,282
Class I	1,829	13,915	33,926	49,670
Class R6	—	—	311	311
Class W	295	148	550	993
Multi-Manager Mid Cap Value
Class I	$7,241	$16,981	$5,119	$29,341
Small Cap Growth
Class R6	$—	$99	$40	$139
U.S. High Dividend Low Volatility
Class A	$4,544	$17,790	$35,825	$58,159
Class R6	1,412	941	1,086	3,439

The expense limitation agreements are contractual through October 1, 2024 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of

$400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended November 30, 2023:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large-Cap Growth	2	$54,931,000	6.11%
Large Cap Value	18	2,209,056	6.33
U.S. High Dividend Low Volatility	3	1,210,000	6.08

NOTE 10 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Large-Cap Growth
Class A
11/30/2023	71,739	—	—	(228,757)	—	(157,018)	2,489,588	—	—	(7,941,831)	—	(5,452,243)
5/31/2023	198,287	—	633,037	(646,091)	—	185,233	6,353,345	—	18,085,879	(20,802,894)	—	3,636,330
Class C
11/30/2023	10,055	—	—	(92,634)	—	(82,579)	235,380	—	—	(2,166,016)	—	(1,930,636)
5/31/2023	46,025	—	100,511	(200,384)	—	(53,848)	1,033,799	—	1,949,916	(4,800,403)	—	(1,816,688)
Class I
11/30/2023	470,937	—	—	(3,738,797)	—	(3,267,860)	19,957,677	—	—	(152,706,647)	—	(132,748,970)
5/31/2023	2,352,108	—	2,384,152	(6,704,312)	—	(1,968,052)	91,698,571	—	82,706,219	(255,844,334)	—	(81,439,544)
Class P3(1)
11/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	—	—	—	(57)	—	(57)	—	—	—	(2,638)	—	(2,638)
Class R
11/30/2023	11,274	—	—	(5,557)	—	5,717	456,743	—	—	(221,900)	—	234,843
5/31/2023	6,357	—	3,445	(10,876)	—	(1,074)	252,566	—	114,391	(424,966)	—	(58,009)
Class R6
11/30/2023	478,521	—	—	(530,891)	—	(52,370)	20,329,565	—	—	(22,505,662)	—	(2,176,097)
5/31/2023	1,582,257	—	428,897	(999,417)	—	1,011,737	60,539,640	—	14,912,763	(38,506,062)	—	36,946,341

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Large-Cap Growth (continued)
Class W
11/30/2023	307,440	—	—	(499,409)	—	(191,969)	12,414,372	—	—	(20,118,446)	—	(7,704,074)
5/31/2023	203,350	—	229,965	(968,463)	—	(535,148)	7,543,432	—	7,604,944	(35,726,645)	—	(20,578,269)
Large Cap Value
Class A
11/30/2023	184,765	—	249,890	(1,727,177)	—	(1,292,522)	2,047,572	—	2,742,986	(19,195,042)	—	(14,404,484)
5/31/2023	760,143	—	2,735,645	(3,289,971)	—	205,817	8,407,002	—	29,513,003	(36,408,854)	—	1,511,151
Class C
11/30/2023	14,951	—	1,549	(68,604)	—	(52,104)	166,444	—	16,952	(757,727)	—	(574,331)
5/31/2023	103,378	—	36,995	(192,875)	—	(52,502)	1,135,111	—	398,236	(2,116,113)	—	(582,766)
Class I
11/30/2023	1,684,590	—	143,264	(3,927,430)	—	(2,099,576)	21,265,494	—	1,790,728	(50,381,400)	—	(27,325,178)
5/31/2023	5,928,941	—	1,332,732	(6,226,527)	—	1,035,146	74,055,016	—	16,324,877	(78,336,173)	—	12,043,720
Class P3(1)
11/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023		—	1	(241)	—	(240)		—	8	(3,214)	—	(3,206)
Class R
11/30/2023	1,965	—	433	(7,799)	—	(5,401)	21,910	—	4,764	(85,915)	—	(59,241)
5/31/2023	12,926	—	5,779	(19,456)	—	(751)	145,792	—	62,518	(215,615)	—	(7,305)
Class R6
11/30/2023	40,161	—	11,536	(105,285)	—	(53,588)	500,803	—	143,707	(1,336,521)	—	(692,011)
5/31/2023	81,563	—	106,257	(237,483)	—	(49,663)	1,020,641	—	1,297,318	(2,993,024)	—	(675,065)
Class W
11/30/2023	3,611	—	2,808	(43,390)	—	(36,971)	45,503	—	35,001	(544,500)	—	(463,996)
5/31/2023	62,152	—	27,937	(72,942)	—	17,147	789,104	—	341,412	(919,160)	—	211,356
MidCap Opportunities
Class A
11/30/2023	367,785	—	—	(1,172,297)	—	(804,512)	5,952,938	—	—	(19,264,673)	—	(13,311,735)
5/31/2023	503,497	—	(7)	(2,420,574)	—	(1,917,084)	7,653,374	—	—	(36,327,651)	—	(28,674,277)
Class C
11/30/2023	39,029	—	—	(145,770)	—	(106,741)	278,115	—	—	(1,056,014)	—	(777,899)
5/31/2023	63,697	—	—	(444,392)	—	(380,695)	424,911	—	—	(2,957,136)	—	(2,532,225)
Class I
11/30/2023	969,955	—	—	(1,721,591)	—	(751,636)	21,542,880	—	—	(38,130,202)	—	(16,587,322)
5/31/2023	3,229,285	—	—	(6,584,693)	—	(3,355,408)	64,764,618	—	—	(132,659,324)	—	(67,894,706)
Class P3(1)
11/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	—	—	—	(114)	—	(114)	—	—	—	(2,523)	—	(2,523)
Class R
11/30/2023	3,968	—	—	(10,029)	—	(6,061)	61,148	—	—	(154,975)	—	(93,827)
5/31/2023	35,151	—	—	(45,178)	—	(10,027)	485,266	—	—	(633,816)	—	(148,550)
Class R6
11/30/2023	468,262	—	—	(668,477)	—	(200,215)	10,600,474	—	—	(15,054,347)	—	(4,453,873)
5/31/2023	916,376	—	—	(1,096,286)	—	(179,910)	18,822,103	—	—	(22,587,578)	—	(3,765,475)
Class W
11/30/2023	12,168	—	—	(207,470)	—	(195,302)	262,631	—	—	(4,401,851)	—	(4,139,220)
5/31/2023	38,218	—	—	(2,528,374)	—	(2,490,156)	740,621	—	—	(47,594,041)	—	(46,853,420)
Multi-Manager Mid Cap Value
Class I
11/30/2023	780,512	—	—	(1,343,406)	—	(562,894)	7,068,370	—	—	(12,030,269)	—	(4,961,899)
5/31/2023	4,888,558	—	960,441	(2,190,894)	—	3,658,105	42,412,036	—	8,442,273	(20,289,145)	—	30,565,164
Class P(2)
11/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	1,596,802	—	581,390	(9,064,601)	—	(6,886,409)	15,081,066	—	5,261,577	(80,034,567)	—	(59,691,924)
Class P3(1)
11/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	—	—	—	(303)	—	(303)	—	—	—	(2,972)	—	(2,972)
Small Cap Growth
Class A
11/30/2023	56,954	—	—	(72,953)	—	(15,999)	2,068,849	—	—	(2,619,652)	—	(550,803)
10/07/2022(3)-
5/31/2023	49,860	1,615,709	—	(123,682)	—	1,541,887	1,700,186	51,912,837	—	(4,191,637)	—	49,421,386

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Small Cap Growth (continued)
Class C
11/30/2023	11,567	—	—	(17,549)	—	(5,982)	416,081	—	—	(625,172)	—	(209,091)
10/07/2022(3)-
5/31/2023	2,042	103,730	—	(13,968)	—	91,804	70,509	3,332,845	—	(479,187)	—	2,924,167
Class I
11/30/2023	1,994,452	—	—	(965,148)	—	1,029,304	72,180,425	—	—	(34,785,133)	—	37,395,292
5/31/2023	3,569,808	954,782	—	(2,322,210)	—	2,202,380	20,464,382	30,679,398	—	(78,764,825)	—	72,378,955
Class R
11/30/2023	608	—	—	(1,923)	—	(1,315)	21,747	—	—	(64,683)	—	(42,936)
10/07/2022(3)-
5/31/2023	2,071	13,820	—	(6,544)	—	9,347	72,718	444,042	—	(221,933)	—	294,827
Class R6
11/30/2023	60,449	—	—	(97,364)	—	(36,915)	2,175,664	—	—	(3,502,838)	—	(1,327,174)
5/31/2023	1,434,972	45,502	—	(278,913)	—	1,201,561	50,298,941	1,461,870	—	(9,715,715)	—	42,045,096
Class W
11/30/2023	778	—	—	(13,892)	—	(13,114)	27,781	—	—	(491,600)	—	(463,819)
10/07/2022(3)-
5/31/2023	2,015	117,942	—	(19,952)	—	100,005	67,225	3,789,467	—	(692,134)	—	3,164,558
U.S. High Dividend Low Volatility
Class A
11/30/2023	39,695	—	7,518	(293,021)	—	(245,808)	393,751	—	73,365	(2,868,949)	—	(2,401,833)
5/31/2023	711,600	—	95,490	(296,162)	—	510,928	7,648,780	—	971,014	(3,038,679)	—	5,581,115
Class I
11/30/2023	476,864	—	40,610	(572,185)	—	(54,711)	4,740,209	—	398,952	(5,720,707)	—	(581,546)
5/31/2023	1,092,704	—	486,563	(1,899,787)	—	(320,520)	11,453,185	—	4,987,935	(19,545,015)	—	(3,103,895)
Class P3(1)
11/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023		—	1	(286)	—	(285)		—	15	(3,260)	—	(3,245)
Class R6
11/30/2023	117,736	—	70,110	(555,940)	—	(368,094)	1,169,261	—	688,244	(5,532,721)	—	(3,675,216)
5/31/2023	809,505	—	659,203	(1,344,400)	—	124,308	8,267,285	—	6,759,951	(14,284,107)	—	743,129

(1)	Class P3 was fully redeemed on close of business September 8, 2022.

(2)	Class P was fully redeemed on close of business March 24, 2023.

(3)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2023:

Large-Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	$239,235	$(239,235)	$—
Total	$239,235	$(239,235)	$—

(1)	Cash collateral with a fair value of $244,154 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,012,256	$(1,012,256)	$—
Total	$1,012,256	$(1,012,256)	$—

(1)	Cash collateral with a fair value of $1,035,041 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs), wash sale deferrals and distributions in connection with redemption of fund shares (equalization).

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2023		Year Ended May 31, 2022
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Large-Cap Growth	$1,716	$127,925,844	$71,816,890	$116,304,370
Large Cap Value	15,105,069	34,951,681	28,238,589	76,847,815
MidCap Opportunities	—	—	93,737,162	130,309,101
Multi-Manager Mid Cap Value	4,398,054	9,305,796	9,458,957	19,714,122
Small Cap Growth	—	—	18,192,394	70,798,534
U.S. High Dividend Low Volatility	5,186,575	7,533,882	12,188,538	21,248,599

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2023 were:

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Post- October Capital Losses	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	Deferred	(Depreciation)	Amount	Character	Expiration	Earnings/(Loss)
Large-Cap Growth	$767,143	$—	$—	$216,476,811	$(74,298,136)	Short-term	None	$142,945,818
Large Cap Value	1,246,612	15,996,220	—	51,596,060	—	—	—	68,838,892
MidCap Opportunities	—	—	—	33,715,669	(20,786,105)	Short-term	None	12,929,564
Multi-Manager Mid Cap Value	—	—	(1,669,576)	(3,523,726)	—	—	—	(5,193,302)
Small Cap Growth	—	—	—	53,818,899	(24,232,858)*	Short-term	None	29,586,041
U.S. High Dividend Low Volatility	316,910	1,097,643	—	(3,368,214)	—	—	—	(1,953,661)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2023 no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION (continued)

market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 15 — REORGANIZATIONS

On October 7, 2022, Small Cap Growth (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya SmallCap Opportunities Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2022, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended May 31, 2023, are as follows (Unaudited):

Net investment income	$(2,309,251)
Net realized and unrealized loss on investments	$7,991,157
Net decrease in net assets resulting from operations	$5,681,906

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since October 7, 2022. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Fund’s Capital Loss	Acquired Fund’s Unrealized Appreciation (000s)	Funds’ Conversion Ratio
$91,620	$465,595	$(21,666)	$(6,816)	1.3242

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $557,215,336.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2023, the following Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Large-Cap Growth
Class A	$—	$—	$—	December 13, 2023	December 11, 2023
Class C	$—	$—	$—	December 13, 2023	December 11, 2023
Class I	$0.0704	$—	$—	December 13, 2023	December 11, 2023
Class R	$—	$—	$—	December 13, 2023	December 11, 2023
Class R6	$0.0748	$—	$—	December 13, 2023	December 11, 2023
Class W	$—	$—	$—	December 13, 2023	December 11, 2023
Large Cap Value
All Classes	$—	$0.1203	$0.9147	December 13, 2023	December 11, 2023
Class A	$0.0355	$—	$—	December 27, 2023	December 22, 2023
Class C	$0.0157	$—	$—	December 27, 2023	December 22, 2023
Class I	$0.0446	$—	$—	December 27, 2023	December 22, 2023
Class R	$0.0296	$—	$—	December 27, 2023	December 22, 2023
Class R6	$0.0451	$—	$—	December 27, 2023	December 22, 2023
Class W	$0.0417	$—	$—	December 27, 2023	December 22, 2023
MidCap Opportunities
All Classes	$—	$—	$0.1728	December 13, 2023	December 11, 2023
Multi-Manager Mid Cap Value
Class I	$0.0929	$—	$—	December 13, 2023	December 11, 2023
Small Cap Growth
Class A	$0.0270	$—	$—	December 13, 2023	December 11, 2023
Class C	$—	$—	$—	December 13, 2023	December 11, 2023
Class I	$0.0642	$—	$—	December 13, 2023	December 11, 2023
Class R	$—	$—	$—	December 13, 2023	December 11, 2023
Class R6	$0.0629	$—	$—	December 13, 2023	December 11, 2023
Class W	$0.0384	$—	$—	December 13, 2023	December 11, 2023
U.S. High Dividend Low Volatility
All Classes	$—	$—	$0.1236	December 13, 2023	December 11, 2023
Class A	$0.0564	$—	$—	December 27, 2023	December 22, 2023
Class I	$0.0630	$—	$—	December 27, 2023	December 22, 2023
Class R6	$0.0631	$—	$—	December 27, 2023	December 22, 2023

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 11.5%
158,434 (1)	Alphabet, Inc. - Class A	$20,997,258	3.4
95,973 (1)	Meta Platforms, Inc. - Class A	31,397,567	5.0
24,161 (1)	Netflix, Inc.	11,451,589	1.8
79,369 (1)	ROBLOX Corp. - Class A	3,119,996	0.5
71,379 (1)	Trade Desk, Inc. - Class A	5,029,364	0.8
		71,995,774	11.5
	Consumer Discretionary: 14.5%
322,332 (1)	Amazon.com, Inc.	47,089,482	7.5
3,887 (1)	Chipotle Mexican Grill, Inc.	8,560,146	1.4
137,998	Las Vegas Sands Corp.	6,364,468	1.0
16,353 (1)	Lululemon Athletica, Inc.	7,306,520	1.2
29,486	McDonald’s Corp.	8,310,334	1.3
60,499	Ross Stores, Inc.	7,887,860	1.3
22,377 (1)	Tesla, Inc.	5,372,270	0.8
		90,891,080	14.5
	Consumer Staples: 3.4%
35,519	Constellation Brands, Inc. - Class A	8,541,964	1.4
92,185	Mondelez International, Inc. - Class A	6,550,666	1.0
39,952	Walmart, Inc.	6,220,127	1.0
		21,312,757	3.4
	Financials: 2.8%
16,946	LPL Financial Holdings, Inc.	3,767,096	0.6
30,325	Marsh & McLennan Cos., Inc.	6,047,411	1.0
81,608	Tradeweb Markets, Inc. - Class A	7,907,815	1.2
		17,722,322	2.8
	Health Care: 12.9%
128,929 (1)	Boston Scientific Corp.	7,205,842	1.1
25,029	Cigna Group	6,579,624	1.0
16,914	Elevance Health, Inc.	8,110,094	1.3
36,881	Eli Lilly & Co.	21,798,146	3.5
16,224	HCA Healthcare, Inc.	4,063,787	0.6
32,160 (1)	Intuitive Surgical, Inc.	9,996,614	1.6
20,230 (1)(2)	Repligen Corp.	3,181,167	0.5
18,202	Stryker Corp.	5,393,799	0.9
13,426	Thermo Fisher Scientific, Inc.	6,656,074	1.1
23,294 (1)	Vertex Pharmaceuticals, Inc.	8,264,944	1.3
		81,250,091	12.9
	Industrials: 5.5%
40,062	Booz Allen Hamilton Holding Corp.	5,012,958	0.8
99,147 (1)	Copart, Inc.	4,979,162	0.8
81,500	Ingersoll Rand, Inc.	5,821,545	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
11,877	Old Dominion Freight Line, Inc.	$4,620,866	0.7
14,683	Parker-Hannifin Corp.	6,360,382	1.0
8,075	TransDigm Group, Inc.	7,775,175	1.3
		34,570,088	5.5
	Information Technology: 47.1%
27,851 (1)	Adobe, Inc.	17,017,240	2.7
61,469 (1)	Advanced Micro Devices, Inc.	7,447,584	1.2
299,259	Apple, Inc.	56,844,247	9.0
43,523 (1)	Crowdstrike Holdings, Inc. - Class A	10,314,516	1.6
41,859 (1)	Datadog, Inc. - Class A	4,879,504	0.8
107,255	Micron Technology, Inc.	8,164,251	1.3
234,769	Microsoft Corp.	88,956,322	14.2
12,196 (1)	MongoDB, Inc.	5,070,365	0.8
80,776	NVIDIA Corp.	37,778,935	6.0
25,649 (1)	Palo Alto Networks, Inc.	7,568,763	1.2
27,255 (1)	Salesforce, Inc.	6,865,535	1.1
14,633 (1)	ServiceNow, Inc.	10,034,433	1.6
96,077	Visa, Inc. - Class A	24,661,044	3.9
38,834 (1)	Workday, Inc. - Class A	10,513,140	1.7
		296,115,879	47.1
	Materials: 0.7%
16,276	Sherwin-Williams Co.	4,537,749	0.7

	Utilities: 0.6%
64,023	NextEra Energy, Inc.	3,745,986	0.6

	Total Common Stock (Cost $358,096,373)	622,141,726	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.1%
244,154 (3)	Bank of America Inc., Repurchase Agreement dated 11/30/2023, 5.320%, due 12/01/2023 (Repurchase Amount $244,190, collateralized by various U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $249,037, due 08/01/27-09/20/63)	244,154	0.1
	Total Repurchase Agreements
	(Cost $244,154)	244,154	0.1

See Accompanying Notes to Financial Statements

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
3,277,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.260% (Cost $3,277,000)	$3,277,000	0.5
	Total Short-Term Investments
	(Cost $3,521,154)	$3,521,154	0.6
	Total Investments in Securities
	(Cost $361,617,527)	$625,662,880	99.6
	Assets in Excess of Other Liabilities	2,198,679	0.4
	Net Assets	$627,861,559	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2023.

See Accompanying Notes to Financial Statements

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$622,141,726	$—	$—	$622,141,726
Short-Term Investments	3,277,000	244,154	—	3,521,154
Total Investments, at fair value	$625,418,726	$244,154	$—	$625,662,880

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $371,391,310.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$269,253,179
Gross Unrealized Depreciation	(14,981,608)
Net Unrealized Appreciation	$254,271,571

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 6.0%
1,652,446	AT&T, Inc.	$27,381,030	4.1
358,391 (1)	Pinterest, Inc. - Class A	12,210,382	1.9
		39,591,412	6.0
	Consumer Discretionary: 4.1%
203,690	Las Vegas Sands Corp.	9,394,183	1.4
32,595	McDonald's Corp.	9,186,575	1.4
20,290 (1)	Ulta Beauty, Inc.	8,643,337	1.3
		27,224,095	4.1
	Consumer Staples: 9.5%
524,917	Kenvue, Inc.	10,729,303	1.6
374,847	Kraft Heinz Co.	13,160,878	2.0
194,425	Mondelez International, Inc. - Class A	13,815,841	2.1
267,519	Philip Morris International, Inc.	24,975,574	3.8
		62,681,596	9.5
	Diversified Reits: 4.3%
70,798	Prologis, Inc.	8,136,814	1.2
52,463	Ryman Hospitality Properties, Inc.	5,264,662	0.8
170,150	Welltower, Inc.	15,160,365	2.3
		28,561,841	4.3
	Energy: 8.1%
304,112	BP PLC, ADR	11,036,225	1.7
103,713	Chesapeake Energy Corp.	8,329,191	1.3
104,671	ConocoPhillips	12,096,827	1.8
81,176	EOG Resources, Inc.	9,990,330	1.5
97,053	Valero Energy Corp.	12,166,564	1.8
		53,619,137	8.1
	Financials: 19.5%
127,562	Apollo Global Management, Inc.	11,735,704	1.8
53,179	Arthur J Gallagher & Co.	13,241,571	2.0
791,390	Bank of America Corp.	24,129,481	3.7
417,039	Bank of New York Mellon Corp.	20,151,324	3.0
477,452	Equitable Holdings, Inc.	14,653,002	2.2
211,526	Hartford Financial Services Group, Inc.	16,532,872	2.5
160,446	Intercontinental Exchange, Inc.	18,265,173	2.8
316,920	Truist Financial Corp.	10,185,809	1.5
		128,894,936	19.5
	Health Care: 17.0%
126,802	Abbott Laboratories	13,224,181	2.0
59,844	AbbVie, Inc.	8,521,187	1.3
77,343	Alcon, Inc.	5,849,451	0.9
134,133 (1)	Boston Scientific Corp.	7,496,693	1.1
51,883	Cigna Group	13,639,003	2.1
28,812	HCA Healthcare, Inc.	7,216,830	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
126,434	Johnson & Johnson	$19,554,283	2.9
13,522	McKesson Corp.	6,362,912	0.9
51,610	Quest Diagnostics, Inc.	7,082,440	1.1
18,180	Thermo Fisher Scientific, Inc.	9,012,917	1.4
47,061	Universal Health Services, Inc. - Class B	6,469,946	1.0
22,524 (1)	Vertex Pharmaceuticals, Inc.	7,991,741	1.2
		112,421,584	17.0
	Industrials: 10.2%
44,953	Booz Allen Hamilton Holding Corp.	5,624,969	0.9
188,795 (1)	Copart, Inc.	9,481,285	1.4
143,703	Emerson Electric Co.	12,775,197	1.9
169,290	Howmet Aerospace, Inc.	8,904,654	1.4
143,946	Ingersoll Rand, Inc.	10,282,063	1.6
26,309	Parker-Hannifin Corp.	11,396,532	1.7
22,718 (1)	Saia, Inc.	8,868,880	1.3
		67,333,580	10.2
	Information Technology: 10.3%
66,419 (1)	Advanced Micro Devices, Inc.	8,047,326	1.2
2,297	Constellation Software, Inc./Canada	5,395,356	0.8
84,867	Dolby Laboratories, Inc. - Class A	7,309,595	1.1
250,414 (1)	Dropbox, Inc. - Class A	7,056,666	1.1
161,476	Micron Technology, Inc.	12,291,553	1.9
17,235	Roper Technologies, Inc.	9,276,739	1.4
38,448 (1)	Salesforce, Inc.	9,685,051	1.5
91,427	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,896,761	1.3
		67,959,047	10.3
	Materials: 5.1%
30,719	Air Products and Chemicals, Inc.	8,311,026	1.3
251,758	Alcoa Corp.	6,762,220	1.0
87,209	CF Industries Holdings, Inc.	6,553,756	1.0
56,831	Crown Holdings, Inc.	4,888,034	0.7
25,566	Reliance Steel & Aluminum Co.	7,037,297	1.1
		33,552,333	5.1
	Utilities: 5.6%
91,600	DTE Energy Co.	9,536,476	1.4
271,618	NextEra Energy, Inc.	15,892,369	2.4

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
190,319	Public Service Enterprise Group, Inc.	$11,881,615	1.8
		37,310,460	5.6
	Total Common Stock
	(Cost $590,280,623)	659,150,021	99.7
WARRANTS: —%
	Information Technology: —%
2,377 (2)	Constellation Software, Inc./Canada	—	—

	Total Warrants
	(Cost $—)	—	—
	Total Long-Term Investments
	(Cost $590,280,623)	659,150,021	99.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,385,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.260%
	(Cost $1,385,000)	$1,385,000	0.2

	Total Short-Term Investments
	(Cost $1,385,000)	1,385,000	0.2
	Total Investments in Securities
	(Cost $591,665,623)	$660,535,021	99.9
	Assets in Excess of Other Liabilities	421,544	0.1
	Net Assets	$660,956,565	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)	Rate shown is the 7-day yield as of November 30, 2023.

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$659,150,021	$—	$—	$659,150,021
Short-Term Investments	1,385,000	—	—	1,385,000
Total Investments, at fair value	$660,535,021	$—	$—	$660,535,021

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $599,241,714.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$89,636,645
Gross Unrealized Depreciation	(28,339,138)
Net Unrealized Appreciation	$61,297,507

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 5.1%
349,117 (1)	Pinterest, Inc. - Class A	$11,894,416	1.8
202,156 (1)	Roblox Corp. - Class A	7,946,753	1.2
206,159 (1)	Trade Desk, Inc. - Class A	14,525,963	2.1
		34,367,132	5.1
	Consumer Discretionary: 12.7%
5,280 (1)	Chipotle Mexican Grill, Inc.	11,627,880	1.7
190,454	Las Vegas Sands Corp.	8,783,738	1.3
33,706 (1)	Lululemon Athletica, Inc.	15,059,841	2.2
167,598	Ross Stores, Inc.	21,851,427	3.2
47,246 (1)	Royal Caribbean Cruises Ltd.	5,077,055	0.8
57,386	Tractor Supply Co.	11,649,932	1.7
27,918 (1)	Ulta Beauty, Inc.	11,892,789	1.8
		85,942,662	12.7
	Consumer Staples: 4.0%
107,649 (1)	Celsius Holdings, Inc.	5,329,702	0.8
119,056	Church & Dwight Co., Inc.	11,504,381	1.7
41,384	Constellation Brands, Inc. - Class A	9,952,438	1.5
		26,786,521	4.0
	Diversified Reits: 1.3%
99,829	Welltower, Inc.	8,894,764	1.3

	Energy: 3.7%
41,492	Cheniere Energy, Inc.	7,557,768	1.1
104,789	Halliburton Co.	3,880,337	0.6
95,079	Hess Corp.	13,364,304	2.0
		24,802,409	3.7
	Financials: 9.8%
220,689	Apollo Global Management, Inc.	20,303,388	3.0
43,739	Arthur J Gallagher & Co.	10,891,011	1.6
75,292	LPL Financial Holdings, Inc.	16,737,411	2.5
186,903	Tradeweb Markets, Inc. - Class A	18,110,901	2.7
		66,042,711	9.8
	Health Care: 18.9%
20,724 (1)	Alnylam Pharmaceuticals, Inc.	3,486,813	0.5
94,640	AmerisourceBergen Corp.	19,246,937	2.8
58,641 (1)	Charles River Laboratories International, Inc.	11,556,968	1.7
69,615	CONMED Corp.	7,467,601	1.1
137,803 (1)	Dexcom, Inc.	15,919,002	2.4
156,252 (1)	Inari Medical, Inc.	9,326,682	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
35,410 (1)	Inspire Medical Systems, Inc.	$5,145,427	0.8
9,844 (1)	Mettler-Toledo International, Inc.	10,748,959	1.6
183,944 (1)	Progyny, Inc.	6,320,316	0.9
53,531 (1)	Repligen Corp.	8,417,750	1.2
42,347 (1)	Sarepta Therapeutics, Inc.	3,441,964	0.5
123,602 (1)	Tenet Healthcare Corp.	8,529,774	1.3
31,617 (1)	United Therapeutics Corp.	7,588,080	1.1
78,629	Universal Health Services, Inc. - Class B	10,809,915	1.6
		128,006,188	18.9
	Industrials: 18.3%
74,672	AMETEK, Inc.	11,591,334	1.7
76,329	Booz Allen Hamilton Holding Corp.	9,551,048	1.4
381,500 (1)	Copart, Inc.	19,158,930	2.9
179,906	Howmet Aerospace, Inc.	9,463,056	1.4
87,620	Ingersoll Rand, Inc.	6,258,697	0.9
314,074	Rollins, Inc.	12,795,375	1.9
32,883 (1)	Saia, Inc.	12,837,194	1.9
52,393	Tetra Tech, Inc.	8,285,953	1.2
16,158	TransDigm Group, Inc.	15,558,053	2.3
74,434	Verisk Analytics, Inc.	17,970,601	2.7
		123,470,241	18.3
	Information Technology: 22.4%
165,310	Bentley Systems, Inc. - Class B	8,606,039	1.3
34,392 (1)	Cadence Design Systems, Inc.	9,398,302	1.4
111,954 (1)	Crowdstrike Holdings, Inc. - Class A	26,531,978	3.9
133,651 (1)	Datadog, Inc. - Class A	15,579,697	2.3
84,769	Entegris, Inc.	8,849,884	1.3
27,738 (1)	HubSpot, Inc.	13,700,630	2.0
90,659 (1)	Klaviyo, Inc. - Class A	2,686,226	0.4
39,511 (1)	MongoDB, Inc.	16,426,303	2.4
19,023	Monolithic Power Systems, Inc.	10,438,301	1.6
24,093	Motorola Solutions, Inc.	7,778,907	1.2
109,163 (1)	Rambus, Inc.	7,387,060	1.1
16,854	Roper Technologies, Inc.	9,071,666	1.3
54,031 (1)	Workday, Inc. - Class A	14,627,272	2.2
		151,082,265	22.4
	Materials: 2.5%
68,869	Ashland, Inc.	5,504,010	0.8
58,251	Avery Dennison Corp.	11,329,820	1.7
		16,833,830	2.5
	Total Common Stock
	(Cost $579,872,647)	666,228,723	98.7

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
9,535,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.260%
	(Cost $9,535,000)	$9,535,000	1.4

	Total Short-Term Investments
	(Cost $9,535,000)	$9,535,000	1.4
	Total Investments in Securities
	(Cost $589,407,647)	$675,763,723	100.1
	Liabilities in Excess of Other Assets	(694,488)	(0.1)
	Net Assets	$675,069,235	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of November 30, 2023.

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$666,228,723	$—	$—	$666,228,723
Short-Term Investments	9,535,000	—	—	9,535,000
Total Investments, at fair value	$675,763,723	$—	$—	$675,763,723

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $596,567,675.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$107,912,834
Gross Unrealized Depreciation	(28,716,786)
Net Unrealized Appreciation	$79,196,048

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 0.8%
548	Electronic Arts, Inc.	$75,629	0.1
1,575	Fox Corp. - Class A	46,526	0.0
3,475	Interpublic Group of Cos., Inc.	106,822	0.1
569 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	36,223	0.0
3,995 (1)	Live Nation Entertainment, Inc.	336,459	0.3
241 (1)	Madison Square Garden Sports Corp.	40,775	0.0
1,413	New York Times Co. - Class A	66,397	0.1
5,110	News Corp. - Class A	112,624	0.1
336	Nexstar Media Group, Inc.	47,688	0.0
1,624	Omnicom Group, Inc.	130,943	0.1
		1,000,086	0.8
	Consumer Discretionary: 12.6%
14,300 (1)	Aptiv PLC	1,184,612	0.9
1,212	Aramark	33,948	0.0
435 (1)	AutoNation, Inc.	58,842	0.0
1,798	Best Buy Co., Inc.	127,550	0.1
42,014	BorgWarner, Inc.	1,415,452	1.1
1,840	Boyd Gaming Corp.	108,652	0.1
1,097	Brunswick Corp.	86,520	0.1
576	Columbia Sportswear Co.	45,118	0.0
8,800	Darden Restaurants, Inc.	1,376,936	1.0
10,674	Dick’s Sporting Goods, Inc.	1,388,687	1.0
938 (1)	Dollar Tree, Inc.	115,927	0.1
1,107	DR Horton, Inc.	141,331	0.1
1,190	eBay, Inc.	48,802	0.0
1,184	Garmin Ltd.	144,732	0.1
3,564	Gentex Corp.	108,381	0.1
1,692	Genuine Parts Co.	224,664	0.2
572 (1)	Grand Canyon Education, Inc.	78,204	0.1
6,250	Hilton Worldwide Holdings, Inc.	1,047,000	0.8
598	Hyatt Hotels Corp. - Class A	68,626	0.1
1,210	Lear Corp.	161,838	0.1
3,505	Lennar Corp. - Class A	448,360	0.3
5,510	LKQ Corp.	245,360	0.2
402	Marriott Vacations Worldwide Corp.	29,306	0.0
4,697	MGM Resorts International	185,250	0.1
70 (1)	NVR, Inc.	430,877	0.3
867	Penske Automotive Group, Inc.	129,443	0.1
1,303	Phinia, Inc.	33,227	0.0
1,138	Polaris, Inc.	93,851	0.1
4,519	PulteGroup, Inc.	399,570	0.3
11,822	Ralph Lauren Corp.	1,529,530	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
14,475	Ross Stores, Inc.	$1,887,251	1.4
2,863 (1)	Skechers USA, Inc. - Class A	168,659	0.1
26,777	Tapestry, Inc.	848,028	0.6
1,741	Tempur Sealy International, Inc.	70,197	0.1
2,101	Thor Industries, Inc.	208,146	0.2
4,699	Toll Brothers, Inc.	403,597	0.3
308 (1)	TopBuild Corp.	91,100	0.1
209	Vail Resorts, Inc.	45,418	0.0
785	Williams-Sonoma, Inc.	147,219	0.1
13,000	Yum! Brands, Inc.	1,632,150	1.2
		16,992,361	12.6
	Consumer Staples: 4.5%
5,658	Albertsons Cos., Inc. - Class A	123,175	0.1
21,602 (1)	BJ’s Wholesale Club Holdings, Inc.	1,395,057	1.0
1,280	Campbell Soup Co.	51,430	0.0
1,186	Casey’s General Stores, Inc.	326,624	0.2
2,487	Conagra Brands, Inc.	70,357	0.1
670 (1)	Darling Ingredients, Inc.	29,393	0.0
4,270	Flowers Foods, Inc.	88,859	0.1
1,255	Ingredion, Inc.	128,625	0.1
845	J M Smucker Co.	92,722	0.1
1,147	Kellogg Co.	60,263	0.0
4,961	Kroger Co.	219,624	0.2
475	McCormick & Co., Inc.	30,794	0.0
1,251	Molson Coors Beverage Co. - Class B	76,987	0.1
822 (1)	Post Holdings, Inc.	70,224	0.1
10	Seaboard Corp.	35,150	0.0
16,825	Sysco Corp.	1,214,260	0.9
15,200	Tyson Foods, Inc. - Class A	711,968	0.5
29,168 (1)	US Foods Holding Corp.	1,278,433	1.0
286	WK Kellogg Co.	3,203	0.0
		6,007,148	4.5
	Energy: 3.9%
2,906	Chesapeake Energy Corp.	233,381	0.2
69,583	Coterra Energy, Inc.	1,826,554	1.4
30,969	Devon Energy Corp.	1,392,676	1.0
1,097	Diamondback Energy, Inc.	169,388	0.1
8,100	Hess Corp.	1,138,536	0.8
2,161	HF Sinclair Corp.	113,409	0.1
2,021	ONEOK, Inc.	139,146	0.1
2,250	Phillips 66	290,002	0.2
		5,303,092	3.9
	Financials: 14.0%
1,493	Affiliated Managers Group, Inc.	202,376	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,115	Aflac, Inc.	$92,222	0.1
13,700	American Financial Group, Inc.	1,567,143	1.2
3,427	Annaly Capital Management, Inc.	61,926	0.0
1,722 (1)	Arch Capital Group Ltd.	144,114	0.1
321	Arthur J Gallagher & Co.	79,929	0.1
33,200	Bank of New York Mellon Corp.	1,604,224	1.2
1,161	Brown & Brown, Inc.	86,773	0.1
585	Cboe Global Markets, Inc.	106,581	0.1
1,290	Discover Financial Services	119,970	0.1
1,306	Evercore, Inc. - Class A	192,700	0.1
1,951	Everest Re Group Ltd.	800,983	0.6
5,844	Fidelity National Financial, Inc.	262,045	0.2
755	First American Financial Corp.	44,998	0.0
2,588	Franklin Resources, Inc.	64,182	0.0
13,948	Global Payments, Inc.	1,624,105	1.2
680	Globe Life, Inc.	83,728	0.1
20,918	Hartford Financial Services Group, Inc.	1,634,951	1.2
727	Houlihan Lokey, Inc.	78,313	0.1
62,900	Huntington Bancshares, Inc.	708,254	0.5
549	Interactive Brokers Group, Inc. - Class A	42,734	0.0
2,464	Janus Henderson Group PLC	64,532	0.0
652	Loews Corp.	45,829	0.0
6,703	MGIC Investment Corp.	117,906	0.1
93	MSCI, Inc.	48,439	0.0
1,226	Nasdaq, Inc.	68,460	0.1
61,531	Old Republic International Corp.	1,803,474	1.3
1,217	Principal Financial Group, Inc.	89,851	0.1
6,050	Progressive Corp.	992,382	0.7
21,900	Prosperity Bancshares, Inc.	1,320,789	1.0
452	Reinsurance Group of America, Inc.	73,703	0.1
6,309	Rithm Capital Corp.	65,487	0.0
809	RLI Corp.	109,700	0.1
1,720	SEI Investments Co.	100,912	0.1
691	State Street Corp.	50,319	0.0
2,369	Synchrony Financial	76,661	0.1
12,814	T Rowe Price Group, Inc.	1,283,066	1.0
963	Unum Group	41,409	0.0
23,652	W. R. Berkley Corp.	1,715,953	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,804	Willis Towers Watson PLC	$1,183,225	0.9
		18,854,348	14.0
	Health Care: 7.7%
876 (1)	Acadia Healthcare Co., Inc.	63,939	0.0
9,050	Agilent Technologies, Inc.	1,156,590	0.9
4,079	Cardinal Health, Inc.	436,779	0.3
241 (1)	Charles River Laboratories International, Inc.	47,496	0.0
73	Chemed Corp.	41,391	0.0
4,228	Cooper Cos., Inc.	1,424,498	1.1
1,942	Encompass Health Corp.	126,560	0.1
948 (1)	Enovis Corp.	46,888	0.0
356 (1)	Fortrea Holdings, Inc.	10,481	0.0
747 (1)	Globus Medical, Inc. - Class A	33,555	0.0
2,127 (1)	Henry Schein, Inc.	141,935	0.1
22,514 (1)	Hologic, Inc.	1,605,248	1.2
3,800 (1)	ICON PLC	1,014,372	0.8
356	Laboratory Corp. of America Holdings	77,220	0.1
432 (1)	Molina Healthcare, Inc.	157,922	0.1
2,334	Premier, Inc. - Class A	48,057	0.0
999 (1)	QIAGEN NV	41,119	0.0
14,201	Quest Diagnostics, Inc.	1,948,803	1.5
220	STERIS PLC	44,207	0.0
1,154 (1)	Tenet Healthcare Corp.	79,638	0.1
284 (1)	United Therapeutics Corp.	68,160	0.1
1,220	Universal Health Services, Inc. - Class B	167,726	0.1
13,310	Zimmer Biomet Holdings, Inc.	1,548,086	1.2
		10,330,670	7.7
	Industrials: 23.7%
1,743	A. O. Smith Corp.	131,352	0.1
708	Acuity Brands, Inc.	126,916	0.1
2,220	AECOM	197,269	0.1
13,074	AGCO Corp.	1,484,291	1.1
1,153	Air Lease Corp.	44,725	0.0
34,537 (1)	Alaska Air Group, Inc.	1,305,844	1.0
2,924	Allison Transmission Holdings, Inc.	156,376	0.1
856	AMETEK, Inc.	132,877	0.1
3,108 (1)	Builders FirstSource, Inc.	416,814	0.3
960	BWX Technologies, Inc.	74,909	0.1
336 (1)	CACI International, Inc. - Class A	107,839	0.1
617	Carlisle Cos., Inc.	173,013	0.1
20,174	Carrier Global Corp.	1,048,241	0.8
601	CH Robinson Worldwide, Inc.	49,312	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,266 (1)	Clean Harbors, Inc.	$204,662	0.2
10,487	CNH Industrial NV	112,630	0.1
1,530 (1)	Core & Main, Inc. - Class A	53,596	0.0
979	Crane Holdings Co.	50,379	0.0
450	Cummins, Inc.	100,872	0.1
451	Curtiss-Wright Corp.	96,469	0.1
2,131	Delta Air Lines, Inc.	78,698	0.1
1,644	Donaldson Co., Inc.	100,021	0.1
755	Dover Corp.	106,576	0.1
1,217	EMCOR Group, Inc.	258,637	0.2
919	Esab Corp.	70,901	0.1
2,483	Expeditors International of Washington, Inc.	298,804	0.2
394	Ferguson PLC	67,508	0.0
1,510	Fortive Corp.	104,160	0.1
3,504	Fortune Brands Innovations, Inc.	239,779	0.2
8,165 (1)	FTI Consulting, Inc.	1,800,056	1.3
38,274	Genpact Ltd.	1,299,785	1.0
1,228	Graco, Inc.	99,198	0.1
613 (1)	GXO Logistics, Inc.	34,487	0.0
594	Hexcel Corp.	41,170	0.0
952	Howmet Aerospace, Inc.	50,075	0.0
2,422	Hubbell, Inc.	726,600	0.5
435	Huntington Ingalls Industries, Inc.	103,104	0.1
369	IDEX Corp.	74,420	0.1
1,169	Ingersoll Rand, Inc.	83,502	0.1
1,165	ITT, Inc.	126,135	0.1
630	Jacobs Solutions, Inc.	80,123	0.1
9,222	JB Hunt Transport Services, Inc.	1,708,560	1.3
639 (1)	Kirby Corp.	49,043	0.0
4,886	Knight-Swift Transportation Holdings, Inc.	262,769	0.2
5,012	Landstar System, Inc.	865,322	0.6
18,309	Leidos Holdings, Inc.	1,964,922	1.5
395	Lennox International, Inc.	160,631	0.1
3,650	Lincoln Electric Holdings, Inc.	722,919	0.5
15,523	ManpowerGroup, Inc.	1,151,962	0.9
3,788	Masco Corp.	229,363	0.2
4,967	MDU Resources Group, Inc.	95,068	0.1
11,811 (1)	Middleby Corp.	1,490,903	1.1
276	MSA Safety, Inc.	48,063	0.0
1,170	MSC Industrial Direct Co., Inc. - Class A	113,981	0.1
610	Nordson Corp.	143,557	0.1
1,919	nVent Electric PLC	102,187	0.1
1,220	Oshkosh Corp.	118,694	0.1
1,882	Otis Worldwide Corp.	161,457	0.1
6,881	Owens Corning	932,926	0.7
3,160	PACCAR, Inc.	290,151	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,939	Parker-Hannifin Corp.	$839,936	0.6
699	Pentair PLC	45,113	0.0
807	Quanta Services, Inc.	151,966	0.1
626	Regal Rexnord Corp.	74,995	0.1
8,911	Republic Services, Inc.	1,442,156	1.1
1,722	Robert Half International, Inc.	141,170	0.1
657	Ryder System, Inc.	70,391	0.1
258 (1)	Saia, Inc.	100,721	0.1
2,924	Schneider National, Inc. - Class B	67,340	0.0
990	Science Applications International Corp.	116,236	0.1
689	Snap-on, Inc.	189,261	0.1
2,055	Southwest Airlines Co.	52,546	0.0
701	SS&C Technologies Holdings, Inc.	39,438	0.0
648	Tetra Tech, Inc.	102,481	0.1
24,600	Textron, Inc.	1,885,836	1.4
1,136	Timken Co.	82,246	0.1
12,600	Toro Co.	1,045,800	0.8
669	Trane Technologies PLC	150,799	0.1
11,800	TransUnion	692,896	0.5
1,847 (1)	United Airlines Holdings, Inc.	72,772	0.1
389	United Rentals, Inc.	185,172	0.1
494	Valmont Industries, Inc.	108,468	0.1
606 (1)	Vestis Corp.	11,096	0.0
492	Watsco, Inc.	188,057	0.1
1,064	Westinghouse Air Brake Technologies Corp.	124,020	0.1
1,042 (1)	WillScot Mobile Mini Holdings Corp.	43,472	0.0
467	Woodward, Inc.	63,129	0.0
1,015 (1)	XPO, Inc.	87,574	0.1
10,718	Xylem, Inc.	1,126,783	0.8
		31,826,473	23.7
	Information Technology: 10.2%
718 (1)	Akamai Technologies, Inc.	82,951	0.1
2,225	Amdocs Ltd.	186,388	0.1
17,462	Amphenol Corp. - Class A	1,588,867	1.2
543 (1)	Arrow Electronics, Inc.	64,378	0.1
1,138	Avnet, Inc.	53,213	0.0
737 (1)	Cirrus Logic, Inc.	55,946	0.0
915	Cognex Corp.	34,495	0.0
2,075	Cognizant Technology Solutions Corp. - Class A	146,038	0.1
2,362	Corning, Inc.	67,293	0.1
847	Dolby Laboratories, Inc. - Class A	72,952	0.1
396 (1)	Euronet Worldwide, Inc.	34,539	0.0
419 (1)	F5, Inc.	71,729	0.1
58,000 (1)	Flex Ltd.	1,476,100	1.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
49,622	Hewlett Packard Enterprise Co.	$839,108	0.6
2,537	HP, Inc.	74,436	0.1
333 (1)	IPG Photonics Corp.	31,888	0.0
1,572	Jabil, Inc.	181,283	0.1
251	Jack Henry & Associates, Inc.	39,831	0.0
1,644	Juniper Networks, Inc.	46,772	0.0
653 (1)	Keysight Technologies, Inc.	88,736	0.1
205	Littelfuse, Inc.	47,724	0.0
15,700	Maximus, Inc.	1,310,793	1.0
533	Microchip Technology, Inc.	44,473	0.0
16,400	MKS Instruments, Inc.	1,353,820	1.0
3,300	Motorola Solutions, Inc.	1,065,471	0.8
866	NetApp, Inc.	79,144	0.1
969 (1)	ON Semiconductor Corp.	69,119	0.1
16,633	Skyworks Solutions, Inc.	1,612,237	1.2
804	TD SYNNEX Corp.	79,307	0.1
188 (1)	Teledyne Technologies, Inc.	75,756	0.1
634 (1)	VeriSign, Inc.	134,535	0.1
1,272	Vontier Corp.	42,905	0.0
34,400 (1)	Western Digital Corp.	1,661,864	1.2
3,532 (1)	Zebra Technologies Corp. - Class A	837,013	0.6
		13,651,104	10.2
	Materials: 10.7%
371	Albemarle Corp.	44,991	0.0
5,790	Amcor PLC	54,889	0.0
8,354	AptarGroup, Inc.	1,060,039	0.8
8,542	Avery Dennison Corp.	1,661,419	1.2
1,611 (1)	Axalta Coating Systems Ltd.	50,698	0.0
816	Ball Corp.	45,117	0.0
3,057	Berry Global Group, Inc.	202,129	0.2
1,254	CF Industries Holdings, Inc.	94,238	0.1
1,097	Corteva, Inc.	49,584	0.0
20,487	Crown Holdings, Inc.	1,762,087	1.3
1,493	DuPont de Nemours, Inc.	106,809	0.1
358	Eagle Materials, Inc.	64,816	0.1
670	Eastman Chemical Co.	56,166	0.0
327	FMC Corp.	17,547	0.0
11,225	Franco-Nevada Corp.	1,258,323	0.9
4,950	Graphic Packaging Holding Co.	112,217	0.1
2,237	Huntsman Corp.	55,030	0.0
1,534	International Paper Co.	56,666	0.0
1,043	Louisiana-Pacific Corp.	63,613	0.1
2,786	LyondellBasell Industries NV - Class A	264,949	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
168	Martin Marietta Materials, Inc.	$78,051	0.1
181	NewMarket Corp.	96,022	0.1
2,421	Nucor Corp.	411,497	0.3
1,311	Olin Corp.	61,801	0.0
12,136	Packaging Corp. of America	2,038,969	1.5
457	PPG Industries, Inc.	64,889	0.1
2,747	Reliance Steel & Aluminum Co.	756,139	0.6
386	Royal Gold, Inc.	47,015	0.0
13,312	RPM International, Inc.	1,370,204	1.0
2,894	Silgan Holdings, Inc.	120,738	0.1
1,353	Sonoco Products Co.	74,632	0.1
2,910	Steel Dynamics, Inc.	346,668	0.3
3,324	United States Steel Corp.	119,332	0.1
297	Vulcan Materials Co.	63,427	0.0
13,239	Westlake Corp.	1,699,755	1.3
		14,430,466	10.7
	Real Estate: 6.7%
14,350	Alexandria Real Estate Equities, Inc.	1,569,890	1.2
2,508	Apartment Income REIT Corp.	78,049	0.1
282	AvalonBay Communities, Inc.	48,769	0.0
14,820	Camden Property Trust	1,337,653	1.0
2,124 (1)	CBRE Group, Inc. - Class A	167,711	0.1
1,271	CubeSmart	50,535	0.0
293	EastGroup Properties, Inc.	50,909	0.0
19,300	Equity LifeStyle Properties, Inc.	1,372,230	1.0
832	Extra Space Storage, Inc.	108,301	0.1
435	Federal Realty Investment Trust	41,582	0.0
1,936	First Industrial Realty Trust, Inc.	91,089	0.1
5,499	Host Hotels & Resorts, Inc.	96,068	0.1
752	Iron Mountain, Inc.	48,241	0.0
250 (1)	Jones Lang LaSalle, Inc.	38,880	0.0
17,300	Lamar Advertising Co. - Class A	1,752,317	1.3
337	Mid-America Apartment Communities, Inc.	41,950	0.0
44,342	National Retail Properties, Inc.	1,801,172	1.4
2,232	Omega Healthcare Investors, Inc.	70,866	0.1
854	Regency Centers Corp.	53,614	0.1
1,108	Spirit Realty Capital, Inc.	45,760	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
1,006	STAG Industrial, Inc.	$36,065	0.0
1,355	VICI Properties, Inc.	40,501	0.0
3,520	Weyerhaeuser Co.	110,352	0.1
		9,052,504	6.7
	Utilities: 3.7%
36,510	Alliant Energy Corp.	1,846,311	1.4
1,023	Ameren Corp.	79,374	0.1
271	American Water Works Co., Inc.	35,729	0.0
553	Atmos Energy Corp.	62,937	0.0
2,281	CenterPoint Energy, Inc.	64,484	0.1
783	CMS Energy Corp.	44,443	0.0
1,199	Consolidated Edison, Inc.	108,042	0.1
526	DTE Energy Co.	54,762	0.0
1,537	Edison International	102,964	0.1
759	Entergy Corp.	76,970	0.1
1,235	Evergy, Inc.	63,034	0.1
790	Eversource Energy	46,934	0.0
1,527	FirstEnergy Corp.	56,407	0.0
1,126	Hawaiian Electric Industries, Inc.	13,726	0.0
508	IDACORP, Inc.	49,022	0.0
3,394	NiSource, Inc.	87,022	0.1
1,662	NRG Energy, Inc.	79,510	0.1
2,540	OGE Energy Corp.	89,027	0.1
1,554	Pinnacle West Capital Corp.	116,457	0.1
2,135	PPL Corp.	55,766	0.0
830	Public Service Enterprise Group, Inc.	51,817	0.0
680	WEC Energy Group, Inc.	56,862	0.0
29,060	Xcel Energy, Inc.	1,768,010	1.3
		5,009,610	3.7
	Total Common Stock
	(Cost $128,538,620)	132,457,862	98.5
EXCHANGE-TRADED FUNDS: 0.0%
640	iShares Russell Mid- Cap ETF	46,406	0.0
	Total Exchange-Traded Funds
	(Cost $46,106)	46,406	0.0
OTHER(2): —%
	Communication Services: —%
1,308 (3)(4)	GCI Liberty, Inc. - Class A	—	—
	Total Other
	(Cost $—)	—	—
	Total Long-Term Investments
	(Cost $128,584,726)	132,504,268	98.5
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
1,978,365 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.250%
	(Cost $1,978,365)	$1,978,365	1.5
	Total Short-Term Investments
	(Cost $1,978,365)	$1,978,365	1.5
	Total Investments in Securities
	(Cost $130,563,091)	$134,482,633	100.0
	Assets in Excess of Other Liabilities	55,714	0.0
	Net Assets	$134,538,347	100.0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of November 30, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of November 30, 2023.

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$132,457,862	$—	$—	$132,457,862
Exchange-Traded Funds	46,406	—	—	46,406
Short-Term Investments	1,978,365	—	—	1,978,365
Total Investments, at fair value	$134,482,633	$—	$—	$134,482,633

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$66,647	$—	$(66,679)	$32	$—	$—	$1,716	$—
	$66,647	$—	$(66,679)	$32	$—	$—	$1,716	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty, Inc. - Class A	5/23/2023	$—	$—
		$—	$—

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $131,180,119.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,846,414
Gross Unrealized Depreciation	(6,543,900)
Net Unrealized Appreciation	$3,302,514

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.7%
	Consumer Discretionary: 10.2%
69,387 (1)	Boot Barn Holdings, Inc.	$5,084,679	0.8
146,196 (1)	Cava Group, Inc.	4,972,126	0.7
146,119	Churchill Downs, Inc.	16,916,197	2.5
36,684 (1)	Five Below, Inc.	6,913,467	1.0
227,500 (1)	Modine Manufacturing Co.	11,193,000	1.7
101,940	Patrick Industries, Inc.	8,363,158	1.2
148,290 (1)	Skyline Champion Corp.	8,925,575	1.3
77,422	Strategic Education, Inc.	6,888,235	1.0
		69,256,437	10.2
	Energy: 4.5%
802,433 (1)	Helix Energy Solutions Group, Inc.	7,478,676	1.1
84,225	Matador Resources Co.	4,874,943	0.7
229,239	Northern Oil and Gas, Inc.	8,578,123	1.3
107,766 (1)	Weatherford International PLC	9,773,299	1.4
		30,705,041	4.5
	Financials: 6.3%
71,562	FirstCash Holdings, Inc.	8,014,944	1.2
154,865	HCI Group, Inc.	13,127,906	2.0
139,916 (1)	Palomar Holdings, Inc.	8,186,485	1.2
57,860	Piper Sandler Cos.	8,952,678	1.3
128,358 (1)	Skyward Specialty Insurance Group, Inc.	4,197,307	0.6
		42,479,320	6.3
	Health Care: 21.5%
81,793 (1)	ACADIA Pharmaceuticals, Inc.	1,822,348	0.3
89,221 (1)	Alkermes PLC	2,153,795	0.3
160,270 (1)	Amicus Therapeutics, Inc.	1,766,175	0.3
146,998 (1)	Axonics, Inc.	8,230,418	1.2
30,065 (1)	Blueprint Medicines Corp.	2,093,727	0.3
48,651 (1)	Bridgebio Pharma, Inc.	1,396,770	0.2
102,983	CONMED Corp.	11,046,986	1.6
50,800 (1)	Cytokinetics, Inc.	1,700,784	0.2
110,101	Ensign Group, Inc.	11,788,514	1.7
230,811 (1)	Evolent Health, Inc. - Class A	6,416,546	0.9
69,677 (1)	Halozyme Therapeutics, Inc.	2,690,229	0.4
84,685 (1)	ImmunoGen, Inc.	2,485,505	0.4
115,084 (1)	Inari Medical, Inc.	6,869,364	1.0
66,432 (1)	Insmed, Inc.	1,662,129	0.2
50,127 (1)	Intra-Cellular Therapies, Inc.	3,076,294	0.5
13,258 (1)	Krystal Biotech, Inc.	1,381,881	0.2
110,146 (1)	Lantheus Holdings, Inc.	7,888,657	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
20,460 (1)	Medpace Holdings, Inc.	$5,538,931	0.8
89,236 (1)	Merit Medical Systems, Inc.	6,385,728	0.9
336,425 (1)	Natera, Inc.	18,822,979	2.8
243,302 (1)	Option Care Health, Inc.	7,238,234	1.1
149,055 (1)	Progyny, Inc.	5,121,530	0.8
67,749 (1)	QuidelOrtho Corp.	4,656,389	0.7
60,411 (1)	Repligen Corp.	9,499,630	1.4
142,826 (1)	Tenet Healthcare Corp.	9,856,422	1.5
49,955 (1)	Vaxcyte, Inc.	2,586,170	0.4
29,627 (1)	Vericel Corp.	1,052,944	0.2
		145,229,079	21.5
	Industrials: 17.3%
396,767 (1)	Array Technologies, Inc.	6,137,985	0.9
37,250 (1)	CACI International, Inc. - Class A	11,955,387	1.8
81,732 (1)	Casella Waste Systems, Inc. - Class A	6,610,484	1.0
66,244 (1)	Chart Industries, Inc.	8,613,707	1.3
50,654 (1)	Clean Harbors, Inc.	8,188,726	1.2
203,362 (1)	Construction Partners, Inc. - Class A	8,533,070	1.3
192,327	Flowserve Corp.	7,358,431	1.1
243,319	FTAI Aviation Ltd.	10,027,176	1.5
91,563 (1)	Kirby Corp.	7,027,460	1.0
355,883	Marten Transport Ltd.	6,708,395	1.0
66,076 (1)	MYR Group, Inc.	8,221,176	1.2
69,178 (1)	NV5 Global, Inc.	6,729,636	1.0
20,403 (1)	Saia, Inc.	7,965,127	1.2
81,368 (1)	Trex Co., Inc.	5,717,729	0.8
175,070	Werner Enterprises, Inc.	7,004,551	1.0
		116,799,040	17.3
	Information Technology: 31.8%
73,641 (1)	Agilysys, Inc.	6,339,754	0.9
38,198 (1)	Axcelis Technologies, Inc.	4,747,247	0.7
39,269 (1)	CyberArk Software Ltd.	7,825,134	1.2
347,925 (1)	ExlService Holdings, Inc.	9,870,632	1.5
110,407 (1)	Five9, Inc.	8,415,221	1.2
39,927 (1)	Globant SA	8,815,882	1.3
93,991 (1)	Guidewire Software, Inc.	9,393,461	1.4
423,850 (1)	Harmonic, Inc.	4,687,781	0.7
268,394 (1)	I3 Verticals, Inc. - Class A	5,402,771	0.8
98,956	Kulicke & Soffa Industries, Inc.	5,098,213	0.8
41,561	Littelfuse, Inc.	9,675,401	1.4
16,374 (1)	Manhattan Associates, Inc.	3,652,221	0.5
209,348	Maximus, Inc.	17,478,464	2.6
67,111 (1)	Onto Innovation, Inc.	9,463,322	1.4

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
28,723 (1)	Paylocity Holding Corp.	$4,500,032	0.7
102,285	Power Integrations, Inc.	7,815,597	1.2
169,098 (1)	Rambus, Inc.	11,442,862	1.7
286,491 (1)	SentinelOne, Inc. - Class A	5,469,113	0.8
75,166 (1)	SiTime Corp.	8,313,360	1.2
280,554 (1)	Smartsheet, Inc. - Class A	11,889,878	1.8
142,854 (1)	Sprout Social, Inc. - Class A	8,128,393	1.2
25,441 (1)	Super Micro Computer, Inc.	6,957,350	1.0
214,630 (1)	Tenable Holdings, Inc.	8,883,536	1.3
165,461 (1)	Tower Semiconductor Ltd.	4,530,322	0.7
65,985	Universal Display Corp.	11,164,662	1.7
214,591 (1)	Varonis Systems, Inc.	8,989,217	1.3
96,411 (1)	WNS Holdings Ltd., ADR	5,734,526	0.8
		214,684,352	31.8
	Materials: 4.1%
122,916	HB Fuller Co.	9,302,283	1.4
68,421	Innospec, Inc.	7,188,994	1.1
320,545 (1)	Summit Materials, Inc. - Class A	11,119,706	1.6
		27,610,983	4.1
	Total Common Stock
	(Cost $560,547,069)	646,764,252	95.7
EXCHANGE-TRADED FUNDS: 1.8%
160,665	SPDR S&P Biotech ETF	12,133,421	1.8
	Total Exchange-Traded Funds
	(Cost $12,243,075)	12,133,421	1.8
	Total Long-Term Investments
	(Cost $572,790,144)	658,897,673	97.5
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Mutual Funds: 3.3%
22,649,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.260%
	(Cost $22,649,000)	$22,649,000	3.3
	Total Short-Term Investments
	(Cost $22,649,000)	$22,649,000	3.3
	Total Investments in Securities
	(Cost $595,439,144)	$681,546,673	100.8
	Liabilities in Excess of Other Assets	(5,244,478)	(0.8)
	Net Assets	$676,302,195	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2023.

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$646,764,252	$—	$—	$646,764,252
Exchange-Traded Funds	12,133,421	—	—	12,133,421
Short-Term Investments	22,649,000	—	—	22,649,000
Total Investments, at fair value	$681,546,673	$—	$—	$681,546,673

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $602,861,152.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$97,082,771
Gross Unrealized Depreciation	(18,397,403)
Net Unrealized Appreciation	$78,685,368

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 5.4%
64,086	AT&T, Inc.	$1,061,905	1.2
30,907	Comcast Corp. - Class A	1,294,694	1.4
5,488	Electronic Arts, Inc.	757,399	0.8
10,500	Iridium Communications, Inc.	400,050	0.5
34,591	Verizon Communications, Inc.	1,325,873	1.5
		4,839,921	5.4
	Consumer Discretionary: 5.8%
3,797	BorgWarner, Inc.	127,921	0.1
1,240	DR Horton, Inc.	158,311	0.2
25,478	Ford Motor Co.	261,404	0.3
4,911	Garmin Ltd.	600,321	0.7
9,137	General Motors Co.	288,729	0.3
16,082	Gentex Corp.	489,054	0.6
3,476	Genuine Parts Co.	461,543	0.5
9,665	LKQ Corp.	430,382	0.5
3,636	McDonald’s Corp.	1,024,770	1.1
2,377	MGM Resorts International	93,749	0.1
3,851	NIKE, Inc. - Class B	424,650	0.5
889	Ralph Lauren Corp.	115,019	0.1
2,411	TJX Cos., Inc.	212,433	0.2
22,601	Wendy’s Co.	423,769	0.5
1,171	Wynn Resorts Ltd.	98,856	0.1
		5,210,911	5.8
	Consumer Staples: 9.1%
19,684	Altria Group, Inc.	827,515	0.9
5,056	Church & Dwight Co., Inc.	488,561	0.5
12,927	Coca-Cola Co.	755,454	0.8
6,894	Colgate-Palmolive Co.	543,040	0.6
18,454	Flowers Foods, Inc.	384,028	0.4
10,178	General Mills, Inc.	647,931	0.7
5,064	Keurig Dr Pepper, Inc.	159,871	0.2
3,619	Kimberly-Clark Corp.	447,779	0.5
12,833	Mondelez International, Inc. - Class A	911,913	1.0
4,003	PepsiCo, Inc.	673,665	0.8
12,346	Philip Morris International, Inc.	1,152,623	1.3
8,017	Procter & Gamble Co.	1,230,770	1.4
		8,223,150	9.1
	Diversified Reits: 0.7%
4,516	Prologis, Inc.	519,024	0.6
1,747	Realty Income Corp.	94,268	0.1
		613,292	0.7
	Energy: 7.1%
16,555	Baker Hughes Co.	558,731	0.6
2,321	Chevron Corp.	333,296	0.4
4,736	ConocoPhillips	547,340	0.6
8,390	Coterra Energy, Inc.	220,237	0.2
2,173	Diamondback Energy, Inc.	335,533	0.4
6,478	DT Midstream, Inc.	371,125	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
6,406	EOG Resources, Inc.	$788,386	0.9
15,714	Equitrans Midstream Corp.	147,397	0.2
7,127	Exxon Mobil Corp.	732,228	0.8
3,914	Marathon Petroleum Corp.	583,930	0.6
6,391	Phillips 66	823,736	0.9
1,088	Pioneer Natural Resources Co.	252,024	0.3
5,486	Valero Energy Corp.	687,725	0.8
		6,381,688	7.1
	Financials: 20.5%
3,793	Aflac, Inc.	313,719	0.3
53,623	AGNC Investment Corp.	472,955	0.5
2,617	Allstate Corp.	360,806	0.4
1,046	American Financial Group, Inc.	119,652	0.1
11,182	American International Group, Inc.	735,887	0.8
1,396	Ameriprise Financial, Inc.	493,500	0.5
2,381	Aon PLC - Class A	782,135	0.9
971	Assurant, Inc.	163,147	0.2
7,736	Axis Capital Holdings Ltd.	435,846	0.5
7,881	Brown & Brown, Inc.	589,026	0.7
3,568	Cboe Global Markets, Inc.	650,054	0.7
3,067	Chubb Ltd.	703,662	0.8
12,839	Citigroup, Inc.	591,878	0.7
4,343	CME Group, Inc.	948,337	1.1
11,856	CNO Financial Group, Inc.	314,184	0.3
2,610	Commerce Bancshares, Inc.	131,988	0.1
1,592	Erie Indemnity Co. - Class A	470,659	0.5
6,130	Essent Group Ltd.	296,324	0.3
1,446	Everest Re Group Ltd.	593,655	0.7
9,803	First Hawaiian, Inc.	192,629	0.2
2,579	Hanover Insurance Group, Inc.	320,570	0.4
8,726	Hartford Financial Services Group, Inc.	682,024	0.8
3,451	International Bancshares Corp.	154,846	0.2
797	JPMorgan Chase & Co.	124,396	0.1
8,337	Loews Corp.	586,008	0.7
430	MarketAxess Holdings, Inc.	103,252	0.1
2,930	Marsh & McLennan Cos., Inc.	584,300	0.6
10,952	MetLife, Inc.	696,876	0.8
29,840	MGIC Investment Corp.	524,886	0.6
7,582	OneMain Holdings, Inc.	320,718	0.4

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,976	Prudential Financial, Inc.	$193,213	0.2
1,386	Reinsurance Group of America, Inc.	226,001	0.3
54,289	Rithm Capital Corp.	563,520	0.6
8,960	Synchrony Financial	289,946	0.3
6,313	Tradeweb Markets, Inc. - Class A	611,730	0.7
3,972	Travelers Cos., Inc.	717,423	0.8
10,569	Unum Group	454,467	0.5
9,945	US Bancorp	379,103	0.4
15,661	Wells Fargo & Co.	698,324	0.8
2,681	Willis Towers Watson PLC	660,330	0.7
2,524	Wintrust Financial Corp.	216,231	0.2
		18,468,207	20.5
	Health Care: 15.8%
3,565	AbbVie, Inc.	507,620	0.6
1,861	AmerisourceBergen Corp.	378,472	0.4
2,568	Amgen, Inc.	692,436	0.8
18,010	Bristol-Myers Squibb Co.	889,334	1.0
5,794	Cardinal Health, Inc.	620,422	0.7
2,971	Cigna Group	781,016	0.9
12,410	CVS Health Corp.	843,260	0.9
1,536	Elevance Health, Inc.	736,497	0.8
868	Eli Lilly & Co.	513,023	0.6
12,100	Gilead Sciences, Inc.	926,860	1.0
1,247	Humana, Inc.	604,620	0.7
14,393	Johnson & Johnson	2,226,021	2.5
1,552	McKesson Corp.	730,309	0.8
4,512	Medtronic PLC	357,666	0.4
13,801	Merck & Co., Inc.	1,414,326	1.6
38,283	Pfizer, Inc.	1,166,483	1.3
1,400	UnitedHealth Group, Inc.	774,158	0.8
		14,162,523	15.8
	Industrials: 13.4%
1,085	Acuity Brands, Inc.	194,497	0.2
6,258	AECOM	556,086	0.6
4,273	AMETEK, Inc.	663,298	0.7
2,503	Automatic Data Processing, Inc.	575,490	0.6
1,022	Booz Allen Hamilton Holding Corp.	127,883	0.1
1,100	Cintas Corp.	608,575	0.7
3,982	Donaldson Co., Inc.	242,265	0.3
14,131	Dun & Bradstreet Holdings, Inc.	149,647	0.2
7,887	Emerson Electric Co.	701,154	0.8
3,021	Fastenal Co.	181,169	0.2
7,433	Fortive Corp.	512,728	0.6
1,459	General Electric Co.	177,706	0.2
13,794	Genpact Ltd.	468,444	0.5
1,478	Ingersoll Rand, Inc.	105,574	0.1
1,996	Jacobs Solutions, Inc.	253,851	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,673	Johnson Controls International PLC	$510,734	0.6
6,225	Leidos Holdings, Inc.	668,067	0.7
334	Lockheed Martin Corp.	149,555	0.2
5,215	MSC Industrial Direct Co., Inc. - Class A	508,045	0.6
1,460	Otis Worldwide Corp.	125,254	0.1
960	Parker-Hannifin Corp.	415,853	0.5
958	Rockwell Automation, Inc.	263,872	0.3
13,386	Rollins, Inc.	545,346	0.6
7,872	Schneider National, Inc. - Class B	181,292	0.2
4,687	Science Applications International Corp.	550,301	0.6
1,254	Snap-on, Inc.	344,461	0.4
8,545	SS&C Technologies Holdings, Inc.	480,742	0.5
730	United Parcel Service, Inc. - Class B	110,675	0.1
2,157	Verisk Analytics, Inc.	520,765	0.6
4,706	Westinghouse Air Brake Technologies Corp.	548,531	0.6
746	WW Grainger, Inc.	586,498	0.7
		12,028,358	13.4
	Information Technology: 7.4%
6,140	Amdocs Ltd.	514,348	0.6
3,452	Applied Materials, Inc.	517,041	0.6
8,420	Avnet, Inc.	393,719	0.4
28,468	Cisco Systems, Inc.	1,377,282	1.5
23,463	Hewlett Packard Enterprise Co.	396,759	0.4
815	Intuit, Inc.	465,740	0.5
18,275	Juniper Networks, Inc.	519,924	0.6
195	KLA Corp.	106,201	0.1
7,353	NetApp, Inc.	671,991	0.8
945	NVIDIA Corp.	441,976	0.5
4,332	Paychex, Inc.	528,374	0.6
2,942	Qualcomm, Inc.	379,665	0.4
657	Texas Instruments, Inc.	100,330	0.1
1,122	Universal Display Corp.	189,842	0.2
378	Visa, Inc. - Class A	97,025	0.1
		6,700,217	7.4
	Materials: 3.6%
15,211	Amcor PLC	144,200	0.2
4,536	AptarGroup, Inc.	575,573	0.6
13,693	Dow, Inc.	708,613	0.8
2,031	Linde PLC	840,367	0.9
1,123	PPG Industries, Inc.	159,455	0.2
1,687	Reliance Steel & Aluminum Co.	464,364	0.5
978	RPM International, Inc.	100,665	0.1
794	Sherwin-Williams Co.	221,367	0.3
		3,214,604	3.6

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 3.7%
9,061	Agree Realty Corp.	$536,502	0.6
4,119	CubeSmart	163,771	0.2
1,250	EastGroup Properties, Inc.	217,187	0.2
4,832	Equity Residential	274,651	0.3
2,078	First Industrial Realty Trust, Inc.	97,770	0.1
11,203	Gaming and Leisure Properties, Inc.	523,516	0.6
9,061	Kilroy Realty Corp.	298,832	0.3
14,525	National Retail Properties, Inc.	590,006	0.7
21,183	VICI Properties, Inc.	633,160	0.7
		3,335,395	3.7
	Utilities: 5.9%
6,115	ALLETE, Inc.	339,260	0.4
1,140	Ameren Corp.	88,453	0.1
7,773	American Electric Power Co., Inc.	618,342	0.7
3,579	Atmos Energy Corp.	407,326	0.5
4,687	Clearway Energy, Inc. - Class C	117,034	0.1
5,369	DTE Energy Co.	558,967	0.6
9,447	Edison International	632,855	0.7
7,008	Evergy, Inc.	357,688	0.4
5,667	National Fuel Gas Co.	287,827	0.3
4,806	NiSource, Inc.	123,226	0.1
7,681	NorthWestern Corp.	386,431	0.4
3,710	ONE Gas, Inc.	213,807	0.3
9,539	Sempra Energy	695,107	0.8
7,817	Xcel Energy, Inc.	475,586	0.5
		5,301,909	5.9
	Total Common Stock (Cost $85,531,708)	88,480,175	98.4
EXCHANGE-TRADED FUNDS: 1.5%
8,206 (1)	iShares Russell 1000 Value ETF	1,292,363	1.5
	Total Exchange-Traded Funds (Cost $1,223,619)	1,292,363	1.5

	Total Long-Term Investments (Cost $86,755,327)	89,772,538	99.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 1.1%
1,000,000 (2)	Bank of America Inc., Repurchase Agreement dated 11/30/2023, 5.320%, due 12/01/2023 (Repurchase Amount $1,000,146, collateralized by various U.S. Government Agency Obligations, 1.500%- 7.000%, Market Value plus accrued interest $1,020,000, due 08/01/27-09/20/63)	$1,000,000	1.1
35,041 (2)	HSBC Securities (USA), Inc., Repurchase Agreement dated 11/30/2023, 5.330%, due 12/01/2023 (Repurchase Amount $35,046, collateralized by various U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $35,742, due 01/01/41-01/01/60)	35,041	0.0
	Total Repurchase Agreements (Cost $1,035,041)	1,035,041	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
248,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.260% (Cost $248,000)	$248,000	0.3
	Total Short-Term Investments (Cost $1,283,041)	1,283,041	1.4
	Total Investments in Securities (Cost $88,038,368)	$91,055,579	101.3

	Liabilities in Excess of Other Assets	(1,150,546)	(1.3)
	Net Assets	$89,905,033	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.

(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(3)	Rate shown is the 7-day yield as of November 30, 2023.

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$88,480,175	$—	$—	$88,480,175
Exchange-Traded Funds	1,292,363	—	—	1,292,363
Short-Term Investments	248,000	1,035,041	—	1,283,041
Total Investments, at fair value	$90,020,538	$1,035,041	$—	$91,055,579

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $88,766,853.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,358,161
Gross Unrealized Depreciation	(5,069,435)

Net Unrealized Appreciation	$2,288,726

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 16, 2023, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Small Cap Growth Fund, Voya U.S. High Dividend Low Volatility Fund, and Voya Multi-Manager Mid Cap Value Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, sub-adviser to each Fund, and Victory Capital Management Inc., a sub-adviser to Voya Multi-Manager Mid Cap Value Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2024.

In addition to the Board meeting on November 16, 2023, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 9, 2023 and November 14, 2023. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was determined to not be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. With respect to

Voya Multi-Manager Mid Cap Value Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Adviser with respect to sub-advisory fee schedules and that the Manager is responsible for paying the fees of the Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Adviser that is not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and the non-Voya-affiliated Sub-Adviser with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2023. In addition, the Board also considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Large-Cap Growth Fund

In considering whether to approve the renewal of the Contracts for Voya Large-Cap Growth Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date and ten-year periods, and the fourth quintile for the one-year, three-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; (2) the impact of security selection on the Fund’s performance; and (3) the recent changes to the Fund’s portfolio management team and that it is reasonable to provide more time for the purpose of evaluating any impact on performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.

Voya Large Cap Value Fund

In considering whether to approve the renewal of the Contracts for Voya Large Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year and five-year periods, the second quintile for the year-to-date period, and the third quintile for the ten-year period; and (2) the Fund outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s net expense ratio.

Voya MidCap Opportunities Fund

In considering whether to approve the renewal of the Contracts for Voya MidCap Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year period, the third quintile for the three-year, five-year and ten-year periods, and the fourth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Voya Multi-Manager Mid Cap Value Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Mid Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year period and the fourth quintile for the year-to-date, three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the one-year and three-year periods, during which it outperformed. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; and (2) the recent changes of one of the Sub-Advisers, effective March 17, 2023, and the Board’s consideration that it is reasonable to provide more time for the purpose of evaluating any impact on performance.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.

Voya Small Cap Growth Fund

In considering whether to approve the renewal of the Contracts for Voya Small Cap Growth Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the ten-year period, the second quintile for the one-year, three-year and five-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account that the Fund was reorganized in, and managed by a different investment adviser prior to, April 2022 and that the Fund has assumed the performance, and other information, of the predecessor fund.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the second quintile of net expense ratios of the funds in its Selected Peer Group.

Voya U.S. High Dividend Low Volatility Fund

In considering whether to approve the renewal of the Contracts for Voya U.S. High Dividend Low Volatility Fund,

the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year and five-year periods, the fourth quintile for the three-year period, and the fifth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for the one-year and five-year periods and underperformed for the year-to-date and three-year periods. In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2024.

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163312 (1123)

Semi-Annual Report

November 30, 2023

Classes A, C, I, R, R6 and W

Domestic Equity and Growth Funds

■	Voya Corporate Leaders® 100 Fund

■	Voya Small Company Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*

Voya Corporate Leaders® 100 Fund
Class A	$1,000.00	$1,089.50	0.81%	$4.23	$1,000.00	$1,020.95	0.81%	$4.09
Class C	1,000.00	1,086.00	1.32	6.88	1,000.00	1,018.40	1.32	6.66
Class I	1,000.00	1,090.80	0.49	2.56	1,000.00	1,022.55	0.49	2.48
Class R	1,000.00	1,087.80	1.07	5.58	1,000.00	1,019.65	1.07	5.40
Class R6	1,000.00	1,090.70	0.48	2.51	1,000.00	1,022.60	0.48	2.43
Class W	1,000.00	1,090.40	0.56	2.93	1,000.00	1,022.20	0.56	2.83

Voya Small Company Fund
Class A	$1,000.00	$1,065.20	1.18%	$6.09	$1,000.00	$1,019.10	1.18%	$5.96
Class C	1,000.00	1,061.60	1.93	9.95	1,000.00	1,015.35	1.93	9.72
Class I	1,000.00	1,066.80	0.87	4.50	1,000.00	1,020.65	0.87	4.39
Class R	1,000.00	1,064.40	1.43	7.38	1,000.00	1,017.85	1.43	7.21
Class R6	1,000.00	1,067.40	0.83	4.29	1,000.00	1,020.85	0.83	4.19
Class W	1,000.00	1,066.10	0.93	4.80	1,000.00	1,020.35	0.93	4.70

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
ASSETS:
Investments in securities at fair value+*	$887,800,820	$169,523,722
Short-term investments at fair value†	6,680,000	1,799,411
Cash	93,611	35,848
Cash collateral for futures contracts	336,000	–
Receivables:
Fund shares sold	415,654	7,869
Dividends	2,417,275	217,462
Interest	140	95
Foreign tax reclaims	–	7,113
Variation margin on futures contracts	26,250	–
Prepaid expenses	41,973	23,954
Reimbursement due from Investment Adviser	45,455	8,879
Other assets	46,948	23,953
Total assets	897,904,126	171,648,306

LIABILITIES:
Payable for investment securities purchased	–	11,906
Payable for fund shares redeemed	666,283	303,565
Payable upon receipt of securities loaned	–	1,373,411
Payable for investment management fees	343,164	100,874
Payable for distribution and shareholder service fees	144,757	6,891
Payable to trustees under the deferred compensation plan (Note 6)	46,948	23,953
Payable for trustee fees	2,105	465
Other accrued expenses and liabilities	507,496	547,897
Total liabilities	1,710,753	2,368,962
NET ASSETS	$896,193,373	$169,279,344

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$538,265,309	$196,766,043
Total distributable earnings (loss)	357,928,064	(27,486,699)
NET ASSETS	$896,193,373	$169,279,344

+ Including securities loaned at value	$—	$1,335,956
* Cost of investments in securities	$542,537,197	$194,558,644
† Cost of short-term investments	$6,680,000	$1,799,411

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)(continued)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
Class A
Net assets	$452,486,211	$29,108,144
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	20,989,383	2,872,626
Net asset value and redemption price per share†	$21.56	$10.13
Maximum offering price per share (5.75%)(1)	$22.88	$10.75

Class C
Net assets	$43,066,081	$1,293,751
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	2,016,844	208,821
Net asset value and redemption price per share†	$21.35	$6.20

Class I
Net assets	$307,299,995	$39,593,064
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	14,207,194	2,914,841
Net asset value and redemption price per share	$21.63	$13.58

Class R
Net assets	$73,350,914	$88,986
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,441,703	8,829
Net asset value and redemption price per share	$21.31	$10.08

Class R6
Net assets	$7,332,221	$85,007,427
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	338,777	6,235,755
Net asset value and redemption price per share	$21.64	$13.63

Class W
Net assets	$12,657,951	$14,187,972
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	582,762	1,046,716
Net asset value and redemption price per share	$21.72	$13.55

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the six months ended November 30, 2023 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$11,083,582	$1,869,396
Interest	12,513	2,729
Securities lending income, net	—	7,167
Other	3,506	825
Total investment income	11,099,601	1,880,117

EXPENSES:
Investment management fees	2,019,234	696,963
Distribution and shareholder service fees:
Class A	548,483	37,645
Class C	232,893	6,847
Class R	175,763	237
Transfer agent fees:
Class A	201,863	14,270
Class C	21,413	649
Class I	93,052	8,881
Class R	32,346	45
Class R6	241	492
Class W	5,620	11,784
Shareholder reporting expense	24,888	3,096
Registration fees	51,453	39,780
Professional fees	40,484	5,676
Custody and accounting expense	30,699	12,040
Trustee fees	10,523	2,324
Licensing fee (Note 7)	73,860	—
Miscellaneous expense	16,557	12,553
Interest expense	—	2,872
Total expenses	3,579,372	856,154
Waived and reimbursed fees	(419,645)	(1,576)
Net expenses	3,159,727	854,578
Net investment income	7,939,874	1,025,539

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	20,919,385	9,652,538
Futures	(95,594)	—
Net realized gain	20,823,791	9,652,538
Net change in unrealized appreciation (depreciation) on:
Investments	44,499,399	(11,608)
Foreign currency related transactions	—	2
Futures	(31,179)	—
Net change in unrealized appreciation (depreciation)	44,468,220	(11,606)
Net realized and unrealized gain	65,292,011	9,640,932
Increase in net assets resulting from operations	$73,231,885	$10,666,471
* Foreign taxes withheld	$—	$8,957

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya Small Company Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$7,939,874	$14,306,061	$1,025,539	$1,360,602
Net realized gain (loss)	20,823,791	3,217,699	9,652,538	(12,716,454)
Net change in unrealized appreciation (depreciation)	44,468,220	(10,322,204)	(11,606)	(6,110,807)
Increase (decrease) in net assets resulting from operations	73,231,885	7,201,556	10,666,471	(17,466,659)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(22,405,653)	—	(82,150)
Class C	—	(2,654,453)	—	(58)
Class I	—	(15,213,771)	—	(158,404)
Class R	—	(3,357,719)	—	(129)
Class R6	—	(402,103)	—	(440,526)
Class W	—	(727,336)	—	(153,869)
Total distributions	—	(44,761,035)	—	(835,136)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	121,093,336	153,425,577	28,007,953	108,568,030
Reinvestment of distributions	—	41,046,526	—	822,278
	121,093,336	194,472,103	28,007,953	109,390,308
Cost of shares redeemed	(92,100,179)	(246,348,985)	(38,399,143)	(138,276,470)
Net increase (decrease) in net assets resulting from capital share transactions	28,993,157	(51,876,882)	(10,391,190)	(28,886,162)
Net increase (decrease) in net assets	102,225,042	(89,436,361)	275,281	(47,187,957)

NET ASSETS:
Beginning of year or period	793,968,331	883,404,692	169,004,063	216,192,020
End of year or period	$896,193,373	$793,968,331	$169,279,344	$169,004,063

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Corporate Leaders® 100 Fund
Class A
11-30-23+	19.79	0.19•	1.58	1.77	—	—	—	—	—	21.56	8.95	0.88	0.81	0.81	1.82	452,486	11
05-31-23	20.76	0.34•	(0.21)	0.13	0.33	0.77	—	1.10	—	19.79	0.83	0.92	0.81	0.81	1.70	418,159	29
05-31-22	22.56	0.29•	(0.31)	(0.02)	0.28	1.50	—	1.78	—	20.76	(0.68)	0.89	0.81	0.81	1.29	428,157	28
05-31-21	19.35	0.31•	7.79	8.10	0.40	4.49	—	4.88	—	22.56	46.33	0.96	0.81	0.81	1.49	441,976	27
05-31-20	20.14	0.36•	0.86	1.22	0.38	1.63	—	2.01	—	19.35	5.08	0.95	0.82	0.82	1.73	323,701	103
05-31-19	21.70	0.36•	(0.02)	0.34	0.37	1.53	—	1.90	—	20.14	1.99	0.92	0.81	0.81	1.68	329,079	23
Class C
11-30-23+	19.66	0.13•	1.56	1.69	—	—	—	—	—	21.35	8.60	1.63	1.32	1.32	1.29	43,066	11
05-31-23	20.61	0.23•	(0.20)	0.03	0.21	0.77	—	0.98	—	19.66	0.31	1.67	1.35	1.35	1.15	47,270	29
05-31-22	22.39	0.17•	(0.31)	(0.14)	0.14	1.50	—	1.64	—	20.61	(1.19)	1.64	1.34	1.34	0.75	63,022	28
05-31-21	19.21	0.19•	7.73	7.92	0.25	4.49	—	4.74	—	22.39	45.54	1.71	1.38	1.38	0.92	78,110	27
05-31-20	20.01	0.24•	0.86	1.10	0.27	1.63	—	1.90	—	19.21	4.51	1.70	1.36	1.36	1.17	77,642	103
05-31-19	21.54	0.24•	0.00 *	0.24	0.24	1.53	—	1.77	—	20.01	1.48	1.67	1.35	1.35	1.11	99,290	23
Class I
11-30-23+	19.83	0.23•	1.57	1.80	—	—	—	—	—	21.63	9.08	0.61	0.49	0.49	2.17	307,300	11
05-31-23	20.80	0.40•	(0.20)	0.20	0.40	0.77	—	1.17	—	19.83	1.16	0.63	0.49	0.49	2.02	243,883	29
05-31-22	22.60	0.37•	(0.32)	0.05	0.35	1.50	—	1.85	—	20.80	(0.37)	0.60	0.49	0.49	1.64	308,185	28
05-31-21	19.37	0.38•	7.80	8.18	0.46	4.49	—	4.95	—	22.60	46.84	0.65	0.49	0.49	1.80	213,638	27
05-31-20	20.15	0.43•	0.87	1.30	0.45	1.63	—	2.08	—	19.37	5.45	0.62	0.50	0.50	2.04	156,971	103
05-31-19	21.71	0.41•	(0.01)	0.40	0.43	1.53	—	1.96	—	20.15	2.29	0.59	0.49	0.49	1.92	191,916	23
Class R
11-30-23+	19.59	0.16•	1.56	1.72	—	—	—	—	—	21.31	8.78	1.13	1.07	1.07	1.56	73,351	11
05-31-23	20.57	0.28•	(0.21)	0.07	0.28	0.77	—	1.05	—	19.59	0.54	1.17	1.10	1.10	1.41	65,878	29
05-31-22	22.37	0.23•	(0.32)	(0.09)	0.21	1.50	—	1.71	—	20.57	(0.98)	1.14	1.09	1.09	1.02	62,865	28
05-31-21	19.21	0.24•	7.73	7.97	0.32	4.49	—	4.81	—	22.37	45.93	1.21	1.13	1.13	1.17	63,791	27
05-31-20	20.01	0.30•	0.85	1.15	0.32	1.63	—	1.95	—	19.21	4.77	1.20	1.11	1.11	1.43	50,071	103
05-31-19	21.55	0.29•	(0.01)	0.28	0.29	1.53	—	1.82	—	20.01	1.70	1.17	1.10	1.10	1.36	53,994	23
Class R6
11-30-23+	19.84	0.22•	1.58	1.80	—	—	—	—	—	21.64	9.07	0.54	0.48	0.48	2.14	7,332	11
05-31-23	20.81	0.40•	(0.20)	0.20	0.40	0.77	—	1.17	—	19.84	1.16	0.56	0.48	0.48	2.03	7,112	29
05-31-22	22.61	0.36•	(0.31)	0.05	0.35	1.50	—	1.85	—	20.81	(0.36)	0.54	0.48	0.48	1.58	7,323	28
05-31-21	19.38	0.38•	7.81	8.19	0.47	4.49	—	4.95	—	22.61	46.83	0.56	0.48	0.48	1.82	13,764	27
05-31-20	20.16	0.43•	0.88	1.31	0.46	1.63	—	2.09	—	19.38	5.47	0.58	0.49	0.49	2.04	11,195	103
05-31-19	21.71	0.42•	0.00 *	0.42	0.44	1.53	—	1.97	—	20.16	2.35	0.55	0.48	0.48	1.96	18,207	23
Class W
11-30-23+	19.92	0.22•	1.58	1.80	—	—	—	—	—	21.72	9.04	0.63	0.56	0.56	2.07	12,658	11
05-31-23	20.89	0.39•	(0.21)	0.18	0.38	0.77	—	1.15	—	19.92	1.08	0.67	0.56	0.56	1.95	11,668	29
05-31-22	22.69	0.35•	(0.32)	0.03	0.33	1.50	—	1.83	—	20.89	(0.44)	0.64	0.56	0.56	1.54	13,848	28
05-31-21	19.41	0.37•	7.82	8.19	0.42	4.49	—	4.91	—	22.69	46.75	0.71	0.56	0.56	1.74	16,255	27
05-31-20	20.18	0.40•	0.90	1.30	0.44	1.63	—	2.07	—	19.41	5.43	0.70	0.57	0.57	1.90	17,533	103
05-31-19	21.73	0.40•	(0.01)	0.39	0.41	1.53	—	1.94	—	20.18	2.24	0.67	0.56	0.56	1.88	78,983	23
Voya Small Company Fund
Class A
11-30-23+	9.51	0.04•	0.58	0.62	—	—	—	—	—	10.13	6.52	1.18	1.18	1.18	0.84	29,108	101
05-31-23	10.11	0.04•	(0.61)	(0.57)	0.03	—	—	0.03	—	9.51	(5.69)	1.21	1.18	1.18	0.39	29,041	314
05-31-22	15.58	(0.05)•	(1.62)	(1.67)	—	3.80	—	3.80	—	10.11	(12.61)	1.39	1.34	1.34	(0.42)	34,940	111
05-31-21	9.86	(0.05)•	5.77	5.72	—	—	—	—	—	15.58	58.01	1.48	1.35	1.35	(0.41)	44,179	143

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Company Fund (continued)
Class A (continued)
05-31-20	10.56	(0.02)		(0.67)	(0.69)	0.01	—	0.00	*	0.01	—	9.86	(6.49)	1.46	1.36	1.36	(0.13)	35,156	135
05-31-19	14.60	0.00	*	(1.69)	(1.69)	0.01	2.34	—		2.35	—	10.56	(10.71)	1.40	1.35	1.35	0.00 *	49,154	111
Class C
11-30-23+	5.84	0.00	*•	0.36	0.36	—	—	—		—	—	6.20	6.16	1.93	1.93	1.93	0.08	1,294	101
05-31-23	6.23	(0.02	)•	(0.37)	(0.39)	—	—	—		—	—	5.84	(6.26)	1.96	1.93	1.93	(0.38)	1,378	314
05-31-22	11.22	(0.11	)•	(1.08)	(1.19)	—	3.80	—		3.80	—	6.23	(13.39)	2.14	2.09	2.09	(1.19)	2,144	111
05-31-21	7.15	(0.10	)•	4.17	4.07	—	—	—		—	—	11.22	56.92	2.23	2.10	2.10	(1.16)	4,353	143
05-31-20	7.71	(0.07	)•	(0.48)	(0.55)	0.01	—	0.00	*	0.01	—	7.15	(7.14)	2.21	2.11	2.11	(0.87)	3,590	135
05-31-19	11.50	(0.08)		(1.36)	(1.44)	0.01	2.34	—		2.35	—	7.71	(11.52)	2.15	2.10	2.10	(0.76)	7,105	111
Class I
11-30-23+	12.73	0.08	•	0.77	0.85	—	—	—		—	—	13.58	6.68	0.88	0.87	0.87	1.15	39,593	101
05-31-23	13.51	0.08	•	(0.81)	(0.73)	0.05	—	—		0.05	—	12.73	(5.37)	0.94	0.87	0.87	0.65	35,491	314
05-31-22	19.42	(0.02	)•	(2.09)	(2.11)	—	3.80	—		3.80	—	13.51	(12.36)	1.04	1.03	1.03	(0.14)	88,522	111
05-31-21	12.27	(0.02	)•	7.19	7.17	—	0.02	—		0.02	—	19.42	58.49	1.24	1.04	1.04	(0.10)	235,238	143
05-31-20	13.12	0.03		(0.83)	(0.80)	0.05	—	0.00	*	0.05	—	12.27	(6.16)	1.23	1.05	1.05	0.19	224,718	135
05-31-19	17.45	0.05		(2.01)	(1.96)	0.03	2.34	—		2.37	—	13.12	(10.46)	1.17	1.04	1.04	0.28	319,622	111
Class R
11-30-23+	9.47	0.03	•	0.58	0.61	—	—	—		—	—	10.08	6.44	1.43	1.43	1.43	0.56	89	101
05-31-23	10.08	0.02	•	(0.62)	(0.60)	0.01	—	—		0.01	—	9.47	(5.92)	1.46	1.43	1.43	0.17	95	314
05-31-22	15.58	(0.08	)•	(1.62)	(1.70)	—	3.80	—		3.80	—	10.08	(12.83)	1.64	1.59	1.59	(0.65)	71	111
05-31-21	9.89	(0.08	)•	5.77	5.69	—	—	—		—	—	15.58	57.53	1.73	1.60	1.60	(0.67)	70	143
05-31-20	10.55	(0.04	)•	(0.57)	(0.61)	0.05	—	0.00	*	0.05	—	9.89	(5.80)	1.71	1.61	1.61	(0.39)	39	135
05-31-19	14.51	0.00	*	(1.61)	(1.61)	0.01	2.34	—		2.35	—	10.55	(10.15)	1.65	1.60	1.60	(0.07)	92	111
Class R6
11-30-23+	12.77	0.08	•	0.78	0.86	—	—	—		—	—	13.63	6.74	0.83	0.83	0.83	1.19	85,007	101
05-31-23	13.56	0.10	•	(0.83)	(0.73)	0.06	—	—		0.06	—	12.77	(5.38)	0.85	0.85	0.85	0.78	84,357	314
05-31-22	19.47	(0.02	)•	(2.09)	(2.11)	—	3.80	—		3.80	—	13.56	(12.32)	1.03	1.00	1.00	(0.09)	41,310	111
05-31-21	12.30	(0.01	)•	7.20	7.19	—	0.02	—		0.02	—	19.47	58.52	1.05	1.03	1.03	(0.09)	108,522	143
05-31-20	13.13	0.04		(0.84)	(0.80)	0.03	—	0.00	*	0.03	—	12.30	(6.11)	1.04	1.02	1.02	0.21	69,755	135
05-31-19	17.47	0.07		(2.02)	(1.95)	0.05	2.34	—		2.39	—	13.13	(10.40)	0.98	0.96	0.96	0.40	109,363	111
Class W
11-30-23+	12.71	0.08	•	0.76	0.84	—	—	—		—	—	13.55	6.61	0.93	0.93	0.93	1.12	14,188	101
05-31-23	13.49	0.08	•	(0.81)	(0.73)	0.05	—	—		0.05	—	12.71	(5.41)	0.96	0.93	0.93	0.62	18,641	314
05-31-22	19.41	(0.03	)•	(2.09)	(2.12)	—	3.80	—		3.80	—	13.49	(12.43)	1.14	1.09	1.09	(0.17)	49,206	111
05-31-21	12.27	(0.02	)•	7.18	7.16	—	0.02	—		0.02	—	19.41	58.36	1.23	1.10	1.10	(0.14)	67,110	143
05-31-20	13.09	0.07	•	(0.88)	(0.81)	0.01	—	0.00	*	0.01	—	12.27	(6.19)	1.21	1.11	1.11	0.61	66,879	135
05-31-19	17.39	0.03	•	(1.98)	(1.95)	0.01	2.34	—		2.35	—	13.09	(10.47)	1.15	1.10	1.10	0.20	1,445	111

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (continued)

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya Small Company Fund (“Small Company”) (each, a “Fund” and collectively, the “Funds”).

Each Fund offers at least five or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable.

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within each Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2023, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended November 30, 2023, Corporate Leaders® 100 had an average notional amount on futures contracts purchased of $7,877,758. Please refer to the table within the Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at November 30, 2023.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends, if any, annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Corporate Leaders® 100	$124,332,006	$88,738,325
Small Company	185,109,242	194,718,782

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

Fund	As a Percentage of Average Daily Net Assets

Corporate Leaders®100	0.500% on first $500 million;
0.450% on next $500 million; and
0.400% in excess of $1 billion
Small Company	0.750% on all assets

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A	Class C		Class R
Corporate Leaders® 100	0.25%	1.00	%(1)	0.50%
Small Company	0.25%	1.00%		0.50%

(1)	The Distributor has agreed to waive 0.25% of the Distribution Fee. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2023, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$11,872	$—
Small Company	331	—

Contingent Deferred Sales Charges:
Corporate Leaders® 100	$—	$1,015
Small Company	5	3

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Institutional Trust Company	Corporate
	Leaders® 100	13.65%

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Voya Solution 2035 Portfolio	Small Company	5.94
Voya Solution 2045 Portfolio	Small Company	5.78
Voya Solution Moderately Aggressive Portfolio	Small Company	7.22

The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Funds are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2023, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Corporate Leaders® 100	$58,626
Small Company	4,274

NOTE 7 — LICENSING FEE

Corporate Leaders® 100 pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-

related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.90	1.45%	0.65%	1.15%	0.65%	0.65%
Small Company	1.17%	1.92%	0.86%	1.42%	0.86%	0.92%

Pursuant to a side letter agreement, through October 1, 2024, the Investment Adviser has further lowered the expense limits for certain share classes of shares of Corporate Leaders® 100. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.45%	0.49%	1.15%	0.48%	0.56%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2024	2025	2026	Total
Corporate Leaders® 100	$453,850	$551,480	$527,830	$1,533,160
Small Company	—	—	172	172

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2023, are as follows:

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	November 30,
	2024	2025	2026	Total
Corporate Leaders® 100
Class A	$181,139	$130,803	$107,075	$419,017
Class I	138,134	181,125	163,406	482,665
Class R6	235	435	479	1,149
Class W	6,926	4,250	3,068	14,244
Small Company
Class A	$—	$8,739	$1,137	$9,876
Class C	—	494	74	568
Class I	—	32,502	8,059	40,561
Class R	—	20	11	31
Class W	—	11,123	1,563	12,686

The Expense Limitation Agreement is contractual through October 1, 2024 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the period ended November 30, 2023, as follows:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Small Company	3	$5,453,667	6.32%

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Corporate Leaders® 100
Class A
11/30/2023	951,841	—	—	(1,088,007)	—	(136,166)	19,707,660	—	—	(22,662,132)	—	(2,954,472)
5/31/2023	1,720,235	—	1,054,672	(2,270,994)	—	503,913	34,199,223	—	20,207,513	(44,824,778)	—	9,581,958
Class C
11/30/2023	151,208	—	—	(539,205)	—	(387,997)	3,149,212	—	—	(11,085,595)	—	(7,936,383)
5/31/2023	252,202	—	133,988	(1,039,657)	—	(653,467)	4,921,676	—	2,555,152	(20,506,883)	—	(13,030,055)
Class I
11/30/2023	4,324,635	—	—	(2,416,992)	—	1,907,643	88,760,233	—	—	(50,187,453)	—	38,572,780
5/31/2023	5,054,267	—	724,541	(8,295,502)	—	(2,516,694)	98,504,552	—	13,882,201	(165,388,745)	—	(53,001,992)
Class R
11/30/2023	350,834	—	—	(271,166)	—	79,668	7,302,427	—	—	(5,540,536)	—	1,761,891
5/31/2023	592,378	—	176,641	(462,723)	—	306,296	11,763,945	—	3,354,404	(9,060,402)	—	6,057,947
Class R6
11/30/2023	21,416	—	—	(41,085)	—	(19,669)	451,115	—	—	(871,696)	—	(420,581)
5/31/2023	64,205	—	16,825	(74,495)	—	6,535	1,261,228	—	322,545	(1,469,238)	—	114,535
Class W
11/30/2023	81,890	—	—	(84,904)	—	(3,014)	1,722,689	—	—	(1,752,767)	—	(30,078)
5/31/2023	139,084	—	37,647	(253,932)	—	(77,201)	2,774,953	—	724,711	(5,094,294)	—	(1,594,630)
Small Company
Class A
11/30/2023	32,783	—	—	(213,314)	—	(180,531)	334,271	—	—	(2,154,511)	—	(1,820,240)
5/31/2023	137,053	—	8,252	(548,132)	—	(402,827)	1,367,732	—	78,724	(5,349,476)	—	(3,903,020)
Class C
11/30/2023	1,786	—	—	(29,070)	—	(27,284)	11,028	—	—	(181,186)	—	(170,158)
5/31/2023	7,204	—	10	(115,010)	—	(107,796)	42,852	—	58	(681,272)	—	(638,362)
Class I
11/30/2023	442,131	—	—	(315,014)	—	127,117	5,988,806	—	—	(4,273,241)	—	1,715,565
5/31/2023	562,366	—	12,311	(4,339,993)	—	(3,765,316)	7,341,132	—	156,844	(52,317,979)	—	(44,820,003)
Class R
11/30/2023	2,011	—	—	(3,255)	—	(1,244)	20,486	—	—	(33,907)	—	(13,421)
5/31/2023	3,142	—	14	(87)	—	3,069	30,594	—	129	(830)	—	29,893
Class R6
11/30/2023	611,052	—	—	(978,857)	—	(367,805)	8,326,431	—	—	(13,222,906)	—	(4,896,475)
5/31/2023	7,091,089	—	33,828	(3,568,245)	—	3,556,672	96,835,117	—	432,654	(48,278,467)	—	48,989,304
Class W
11/30/2023	983,226	—	—	(1,403,190)	—	(419,964)	13,326,931	—	—	(18,533,392)	—	(5,206,461)
5/31/2023	234,756	—	12,087	(2,426,533)	—	(2,179,690)	2,950,603	—	153,869	(31,648,446)	—	(28,543,974)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2023:

Small Company

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	$18,999	$(18,999)	$—
Janney Montgomery Scott LLC	119,223	(119,223)	—
Morgan Stanley & Co. LLC	1,197,734	(1,197,734)	—
Total	$1,335,956	$(1,335,956)	$—

(1)	Cash collateral with a fair value of $1,373,411 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals and distributions in connection with redemption of fund shares (equalization).

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2023		Year Ended May 31, 2022
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$14,543,155	$30,217,880	$42,551,882	$24,855,099
Small Company	835,136	—	66,813,102	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2023 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Expiration	Earnings/(Loss)
Corporate Leaders® 100	$6,337,707	$6,760,109	$271,598,364	$—	Short-Term	None	$284,696,180
Small Company	376,949	—	(27,490,536)	(4,085,646)	Short-term	None	(38,153,170)
				(6,953,937)	Long-term	None
				$(11,039,583)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

18

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

As of November 30, 2023 no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities

19

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Funds’ financial statements.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2023, the Funds declared and paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Corporate Leaders® 100
Class A	NII	$0.3337	December 13, 2023	December 11, 2023
Class C	NII	$0.1912	December 13, 2023	December 11, 2023
Class I	NII	$0.3980	December 13, 2023	December 11, 2023
Class R	NII	$0.2779	December 13, 2023	December 11, 2023
Class R6	NII	$0.3962	December 13, 2023	December 11, 2023
Class W	NII	$0.3849	December 13, 2023	December 11, 2023
All Classes	STCG	$0.1862	December 13, 2023	December 11, 2023
All Classes	LTCG	$0.4233	December 13, 2023	December 11, 2023
All Classes	NII	$0.0034	December 29, 2023	December 27, 2023

Small Company
Class A	NII	$0.0270	December 13, 2023	December 11, 2023
Class C	NII	$0.0000	December 13, 2023	December 11, 2023
Class I	NII	$0.0642	December 13, 2023	December 11, 2023
Class R	NII	$0.0000	December 13, 2023	December 11, 2023
Class R6	NII	$0.0629	December 13, 2023	December 11, 2023
Class W	NII	$0.0384	December 13, 2023	December 11, 2023

NII – Net investment income

STCG – Short-term capital gain

LTCG – Long-term capital gain

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 9.1%
63,232 (1)	Alphabet, Inc. - Class C	$8,468,030	0.9
560,832	AT&T, Inc.	9,292,986	1.0
18,939 (1)	Charter Communications, Inc. - Class A	7,578,062	0.9
187,652	Comcast Corp. - Class A	7,860,742	0.9
27,695 (1)	Meta Platforms, Inc. - Class A	9,060,419	1.0
22,368 (1)	Netflix, Inc.	10,601,761	1.2
60,258	T-Mobile US, Inc.	9,065,816	1.0
258,620	Verizon Communications, Inc.	9,912,905	1.1
105,056 (1)	Walt Disney Co.	9,737,641	1.1
		81,578,362	9.1
	Consumer Discretionary: 10.8%
66,821 (1)	Amazon.com, Inc.	9,761,880	1.1
2,712 (1)	Booking Holdings, Inc.	8,476,898	0.9
670,229	Ford Motor Co.	6,876,550	0.8
253,862	General Motors Co.	8,022,039	0.9
27,738	Home Depot, Inc.	8,695,586	1.0
40,514	Lowe’s Cos., Inc.	8,055,399	0.9
31,696	McDonald’s Corp.	8,933,201	1.0
93,920	NIKE, Inc. - Class B	10,356,558	1.2
92,426	Starbucks Corp.	9,177,902	1.0
76,836	Target Corp.	10,281,425	1.1
34,167 (1)	Tesla, Inc.	8,202,813	0.9
		96,840,251	10.8
	Consumer Staples: 9.6%
199,764	Altria Group, Inc.	8,398,079	0.9
150,835	Coca-Cola Co.	8,814,797	1.0
118,049	Colgate-Palmolive Co.	9,298,720	1.0
14,804	Costco Wholesale Corp.	8,774,923	1.0
249,425	Kraft Heinz Co.	8,757,312	1.0
121,316	Mondelez International, Inc. - Class A	8,620,715	1.0
49,665	PepsiCo, Inc.	8,358,123	0.9
90,468	Philip Morris International, Inc.	8,446,092	0.9
57,524	Procter & Gamble Co.	8,831,084	1.0
51,791	Walmart, Inc.	8,063,341	0.9
		86,363,186	9.6
	Energy: 2.5%
49,347	Chevron Corp.	7,086,229	0.8
68,596	ConocoPhillips	7,927,640	0.9
70,461	Exxon Mobil Corp.	7,239,163	0.8
		22,253,032	2.5
	Financials: 15.4%
56,034	American Express Co.	9,568,926	1.1
137,371	American International Group, Inc.	9,040,385	1.0
305,446	Bank of America Corp.	9,313,049	1.0
197,236	Bank of New York Mellon Corp.	9,530,444	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
23,576 (1)	Berkshire Hathaway, Inc. - Class B	$8,487,360	0.9
13,047	BlackRock, Inc.	9,801,298	1.1
86,775	Capital One Financial Corp.	9,689,296	1.1
154,319	Charles Schwab Corp.	9,462,841	1.1
204,322	Citigroup, Inc.	9,419,244	1.1
25,886	Goldman Sachs Group, Inc.	8,841,104	1.0
57,037	JPMorgan Chase & Co.	8,902,335	1.0
133,833	MetLife, Inc.	8,515,794	0.9
102,423	Morgan Stanley	8,126,241	0.9
259,257	US Bancorp	9,882,877	1.1
205,771	Wells Fargo & Co.	9,175,329	1.0
		137,756,523	15.4
	Health Care: 13.0%
85,794	Abbott Laboratories	8,947,456	1.0
55,292	AbbVie, Inc.	7,873,028	0.9
31,083	Amgen, Inc.	8,381,220	0.9
144,790	Bristol-Myers Squibb Co.	7,149,730	0.8
120,207	CVS Health Corp.	8,168,066	0.9
34,055	Danaher Corp.	7,604,822	0.9
15,462	Eli Lilly & Co.	9,138,660	1.0
111,616	Gilead Sciences, Inc.	8,549,786	1.0
53,660	Johnson & Johnson	8,299,056	0.9
106,977	Medtronic PLC	8,480,067	1.0
80,710	Merck & Co., Inc.	8,271,161	0.9
262,328	Pfizer, Inc.	7,993,134	0.9
16,737	Thermo Fisher Scientific, Inc.	8,297,535	0.9
16,504	UnitedHealth Group, Inc.	9,126,217	1.0
		116,279,938	13.0
	Industrials: 12.7%
90,265	3M Co.	8,942,554	1.0
44,205 (1)	Boeing Co.	10,239,204	1.1
30,474	Caterpillar, Inc.	7,640,441	0.9
21,880	Deere & Co.	7,973,291	0.9
86,775	Emerson Electric Co.	7,714,297	0.9
31,594	FedEx Corp.	8,177,475	0.9
37,853	General Dynamics Corp.	9,348,555	1.0
74,933	General Electric Co.	9,126,839	1.0
44,990	Honeywell International, Inc.	8,814,441	1.0
20,484	Lockheed Martin Corp.	9,172,121	1.0
116,918	Raytheon Technologies Corp.	9,526,479	1.1
41,244	Union Pacific Corp.	9,291,036	1.0
54,136	United Parcel Service, Inc. - Class B	8,207,559	0.9
		114,174,292	12.7
	Information Technology: 17.8%
27,988	Accenture PLC - Class A	9,323,922	1.0

See Accompanying Notes to Financial Statements

21

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
16,680 (1)	Adobe, Inc.	$10,191,647	1.1
81,919 (1)	Advanced Micro Devices, Inc.	9,925,306	1.1
49,318	Apple, Inc.	9,367,954	1.1
10,117	Broadcom, Inc.	9,365,610	1.1
156,236	Cisco Systems, Inc.	7,558,698	0.9
239,286	Intel Corp.	10,696,084	1.2
59,458	International Business Machines Corp.	9,427,661	1.1
21,074	Mastercard, Inc. - Class A	8,721,053	1.0
26,840	Microsoft Corp.	10,169,944	1.1
19,536	NVIDIA Corp.	9,136,987	1.0
79,305	Oracle Corp.	9,216,034	1.0
144,690 (1)	PayPal Holdings, Inc.	8,335,591	0.9
75,771	Qualcomm, Inc.	9,778,248	1.1
41,428 (1)	Salesforce, Inc.	10,435,713	1.2
52,914	Texas Instruments, Inc.	8,080,497	0.9
36,338	Visa, Inc. - Class A	9,327,238	1.0
		159,058,187	17.8
	Materials: 2.0%
165,288	Dow, Inc.	8,553,654	1.0
22,539	Linde PLC	9,325,962	1.0
		17,879,616	2.0
	Real Estate: 2.3%
51,861	American Tower Corp.	10,827,540	1.2
77,351	Simon Property Group, Inc.	9,660,366	1.1
		20,487,906	2.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 3.9%
94,926	Duke Energy Corp.	$8,759,771	1.0
222,230	Exelon Corp.	8,558,077	0.9
147,479	NextEra Energy, Inc.	8,628,996	1.0
129,370	Southern Co.	9,182,683	1.0
		35,129,527	3.9
	Total Common Stock (Cost $542,537,197)	887,800,820	99.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
6,680,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.260% (Cost $6,680,000)	$6,680,000	0.7

	Total Short-Term Investments (Cost $6,680,000)	6,680,000	0.7
	Total Investments in Securities
	(Cost $549,217,197)	$894,480,820	99.8
	Assets in Excess of Other Liabilities	1,712,553	0.2
	Net Assets	$896,193,373	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of November 30, 2023.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$887,800,820	$—	$—	$887,800,820
Short-Term Investments	6,680,000	—	—	6,680,000
Total Investments, at fair value	$894,480,820	$—	$—	$894,480,820
Other Financial Instruments+
Futures	318,742	—	—	318,742
Total Assets	$894,799,562	$—	$—	$894,799,562

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

22

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

At November 30, 2023, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	30	12/15/23	$6,865,125	$318,742
			$6,865,125	$318,742

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(95,594)
Total	$(95,594)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(31,179)
Total	$(31,179)

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $578,732,978.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$353,801,551
Gross Unrealized Depreciation	(37,734,967)
Net Unrealized Appreciation	$316,066,584

See Accompanying Notes to Financial Statements

23

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 2.5%
274,904 (1)	Globalstar, Inc.	$437,097	0.3
87,257 (1)	Magnite, Inc.	705,037	0.4
62,927 (1)	Playtika Holding Corp.	546,836	0.3
276,093 (1)	Vimeo, Inc.	971,847	0.6
6,725 (1)	Ziff Davis, Inc.	429,190	0.3
80,128 (1)	ZipRecruiter, Inc. - Class A	1,074,516	0.6
		4,164,523	2.5
	Consumer Discretionary: 8.1%
25,598	Acushnet Holdings Corp.	1,446,287	0.9
81,959	Arko Corp.	613,053	0.4
44,015	Gentex Corp.	1,338,496	0.8
219,854 (1)	GrowGeneration Corp.	584,812	0.3
39,456	International Game Technology PLC	1,054,659	0.6
21,045	KB Home	1,096,444	0.7
66,342 (1)	Lindblad Expeditions Holdings, Inc.	520,785	0.3
15,433	MDC Holdings, Inc.	683,065	0.4
268,315 (1)	Peloton Interactive, Inc. - Class A	1,518,663	0.9
20,300	Red Rock Resorts, Inc. - Class A	903,959	0.5
43,069	Steven Madden Ltd.	1,633,176	1.0
52,184 (1)	Tri Pointe Homes, Inc.	1,522,729	0.9
49,852 (1)	Udemy, Inc.	741,798	0.4
		13,657,926	8.1
	Consumer Staples: 2.2%
13,280 (1)	BellRing Brands, Inc.	702,512	0.4
70,418	Dole PLC	810,511	0.5
8,975 (1)	National Beverage Corp.	426,672	0.2
124,436	Primo Water Corp.	1,788,145	1.1
		3,727,840	2.2
	Energy: 4.8%
386,087 (1)	Clean Energy Fuels Corp.	1,393,774	0.8
138,249	Excelerate Energy, Inc. - Class A	2,311,523	1.4
43,028 (2)	HighPeak Energy, Inc.	661,771	0.4
114,947 (1)	Kosmos Energy Ltd.	780,490	0.4
34,387	Murphy Oil Corp.	1,470,732	0.9
38,940	Permian Resources Corp.	511,671	0.3
93,430	SFL Corp. Ltd.	1,061,365	0.6
		8,191,326	4.8
	Financials: 16.5%
107,064	AGNC Investment Corp.	944,304	0.5
57,225 (1)	Ambac Financial Group, Inc.	844,069	0.5
38,442	Arrow Financial Corp.	947,595	0.6
64,468	Associated Banc-Corp.	1,143,662	0.7
54,443	Atlantic Union Bankshares Corp.	1,664,322	1.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
19,013	BankUnited, Inc.	$524,569	0.3
58,994	BCB Bancorp, Inc.	683,151	0.4
36,229	Berkshire Hills Bancorp, Inc.	758,273	0.4
199,659	BGC Group, Inc. - Class A	1,297,783	0.8
45,816	ConnectOne Bancorp, Inc.	900,743	0.5
87,895	Eastern Bankshares, Inc.	1,051,224	0.6
45,185	Farmers National Banc Corp.	556,227	0.3
92,007	First BanCorp/Puerto Rico	1,380,105	0.8
141,144 (1)	Genworth Financial, Inc. - Class A	831,338	0.5
7,194	HCI Group, Inc.	609,835	0.4
38,786	Hilltop Holdings, Inc.	1,142,248	0.7
107,670	KKR Real Estate Finance Trust, Inc.	1,352,335	0.8
87,053	Ladder Capital Corp.	975,864	0.6
72,136	MFA Financial, Inc.	779,069	0.5
31,233	NBT Bancorp, Inc.	1,109,708	0.6
19,963	Origin Bancorp, Inc.	634,225	0.4
26,610	Pacific Premier Bancorp, Inc.	599,257	0.3
92,907 (1)	Pagseguro Digital Ltd. - Class A	936,503	0.5
51,422	ProAssurance Corp.	636,090	0.4
34,407	Provident Financial Services, Inc.	523,675	0.3
157,847	Redwood Trust, Inc.	1,122,292	0.7
52,770	Simmons First National Corp. - Class A	843,792	0.5
40,081 (1)	StoneCo Ltd. - Class A	625,264	0.4
20,695	United Community Banks, Inc.	510,132	0.3
117,076	Valley National Bancorp	1,065,392	0.6
30,140	Victory Capital Holdings, Inc. - Class A	969,001	0.6
		27,962,047	16.5
	Health Care: 12.5%
1,355,734 (1)	23andMe Holding Co. - Class A	1,166,609	0.7
29,371 (1)	ACELYRIN, Inc.	197,373	0.1
78,535 (1)	Alignment Healthcare, Inc.	589,012	0.3
63,408 (1)	Allscripts Healthcare Solutions, Inc.	727,924	0.4
103,954 (1)	Amicus Therapeutics, Inc.	1,145,573	0.7
19,344 (1)	Amphastar Pharmaceuticals, Inc.	1,089,454	0.6
38,273 (1)	Avanos Medical, Inc.	824,783	0.5
148,200 (1)	BioCryst Pharmaceuticals, Inc.	871,416	0.5
10,604	Bio-Techne Corp.	666,992	0.4
16,176	Bruker Corp.	1,052,896	0.6

See Accompanying Notes to Financial Statements

24

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
781,016 (1)	Cerus Corp.	$1,257,436	0.7
229,691 (1)	Community Health Systems, Inc.	590,306	0.4
9,374 (1)	Cymabay Therapeutics, Inc.	179,325	0.1
12,332	DENTSPLY SIRONA, Inc.	391,541	0.2
9,178 (1)	Haemonetics Corp.	742,225	0.4
69,122 (1)	Hims & Hers Health, Inc.	614,494	0.4
5,342 (1)	ImmunoGen, Inc.	156,788	0.1
20,946 (1)	Insmed, Inc.	524,069	0.3
263,489 (1)	MannKind Corp.	953,830	0.6
16,833 (1)	Merit Medical Systems, Inc.	1,204,569	0.7
20,395 (1)	NeoGenomics, Inc.	370,577	0.2
433,260 (1)	OPKO Health, Inc.	632,560	0.4
49,222 (1)	Orthofix Medical, Inc.	543,903	0.3
65,302	Patterson Cos., Inc.	1,659,324	1.0
33,256 (1)	QIAGEN NV	1,368,817	0.8
700,620 (1)	Rigel Pharmaceuticals, Inc.	798,707	0.5
19,534	Select Medical Holdings Corp.	441,468	0.3
16,332 (1)	Supernus Pharmaceuticals, Inc.	445,047	0.3
		21,207,018	12.5
	Industrials: 18.5%
29,383	AAON, Inc.	1,839,376	1.1
34,011	ABM Industries, Inc.	1,394,111	0.8
26,039	Allison Transmission Holdings, Inc.	1,392,566	0.8
16,224	Apogee Enterprises, Inc.	731,702	0.4
33,165	Barnes Group, Inc.	874,893	0.5
96,879 (1)	CoreCivic, Inc.	1,401,839	0.8
16,440	Crane Holdings Co.	846,002	0.5
18,954	First Advantage Corp.	293,977	0.2
15,472	Franklin Electric Co., Inc.	1,377,008	0.8
44,468	Hillenbrand, Inc.	1,722,690	1.0
11,663	Insperity, Inc.	1,326,666	0.8
93,014 (1)	Legalzoom.com, Inc.	1,072,451	0.6
81,747 (1)	Manitowoc Co., Inc.	1,171,435	0.7
36,354	Marten Transport Ltd.	685,273	0.4
169,137	Mueller Water Products, Inc. - Class A	2,247,831	1.3
14,424 (1)	NEXTracker, Inc. - Class A	586,191	0.4
109,642 (1)	NOW, Inc.	1,093,131	0.7
18,602	nVent Electric PLC	990,557	0.6
18,566	Pentair PLC	1,198,250	0.7
510,605 (1)	Planet Labs PBC	1,240,770	0.7
67,716 (1)	Resideo Technologies, Inc.	1,112,574	0.7
115,503	Shyft Group, Inc.	1,278,618	0.8
18,591	Timken Co.	1,345,988	0.8
21,583 (1)	Titan Machinery, Inc.	493,387	0.3
46,705	Wabash National Corp.	1,023,774	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
13,334	Watts Water Technologies, Inc. - Class A	$2,566,928	1.5
		31,307,988	18.5
	Information Technology: 18.7%
414,092 (1)	8x8, Inc.	1,279,544	0.8
120,110	A10 Networks, Inc.	1,500,174	0.9
57,366 (1)	ACI Worldwide, Inc.	1,533,967	0.9
6,516 (1)	Agilysys, Inc.	560,962	0.3
14,613 (1)	Altair Engineering, Inc. - Class A	1,058,858	0.6
67,011 (1)	Box, Inc. - Class A	1,753,678	1.0
24,805	Clear Secure, Inc. - Class A	529,091	0.3
20,600	Cognex Corp.	776,620	0.5
26,863	CSG Systems International, Inc.	1,321,391	0.8
15,515	CTS Corp.	601,206	0.4
74,029 (1)	Dropbox, Inc. - Class A	2,086,137	1.2
31,687 (1)	EngageSmart, Inc.	722,780	0.4
35,506	EVERTEC, Inc.	1,312,657	0.8
62,769 (1)	ExlService Holdings, Inc.	1,780,757	1.1
76,455 (1)	Freshworks, Inc. - Class A	1,530,629	0.9
51,197	Gen Digital, Inc.	1,130,430	0.7
4,482 (1)	Intapp, Inc.	168,075	0.1
59,583 (1)	Knowles Corp.	945,582	0.6
10,156 (1)	MACOM Technology Solutions Holdings, Inc.	852,901	0.5
36,434 (1)	N-able, Inc.	433,929	0.3
21,266 (1)	Nutanix, Inc. - Class A	916,352	0.5
31,655 (1)	PowerSchool Holdings, Inc. - Class A	738,195	0.4
17,160 (1)	Procore Technologies, Inc.	1,013,984	0.6
16,423 (1)(2)	Riot Platforms, Inc.	206,109	0.1
229,036 (1)	Sabre Corp.	808,497	0.5
18,315	Sapiens International Corp. NV	471,245	0.3
68,439 (1)	Sprinklr, Inc. - Class A	1,073,124	0.6
14,837 (1)	Squarespace, Inc. - Class A	415,881	0.2
152,466 (1)	Viavi Solutions, Inc.	1,231,925	0.7
108,534 (1)	Yext, Inc.	719,580	0.4
89,296 (1)	Zeta Global Holdings Corp. - Class A	729,548	0.4
164,955 (1)	Zuora, Inc. - Class A	1,504,390	0.9
		31,708,198	18.7
	Materials: 8.6%
10,530	Ashland, Inc.	841,558	0.5
43,492	Avient Corp.	1,493,950	0.9
8,833	Balchem Corp.	1,101,652	0.6
23,526 (1)	Cleveland-Cliffs, Inc.	403,706	0.2
25,116 (1)	Constellium SE	437,018	0.3
136,330	Element Solutions, Inc.	2,857,477	1.7
246,879 (1)	Glatfelter Corp.	362,912	0.2
See Accompanying Notes to Financial Statements

25

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
323,989	Hecla Mining Co.	$1,613,465	1.0
31,015	Minerals Technologies, Inc.	1,942,780	1.1
66,633 (1)	O-I Glass, Inc.	983,503	0.6
363,460 (1)	Rayonier Advanced Materials, Inc.	1,199,418	0.7
22,021	Sensient Technologies Corp.	1,275,897	0.8
		14,513,336	8.6
	Real Estate: 5.4%
52,908	Acadia Realty Trust	799,969	0.5
173,910 (1)	Anywhere Real Estate, Inc.	935,636	0.5
125,701 (1)	Apartment Investment and Management Co. - Class A	866,080	0.5
28,690	Broadstone Net Lease, Inc.	459,040	0.3
73,919	Empire State Realty Trust, Inc. - Class A	662,314	0.4
53,000	Essential Properties Realty Trust, Inc.	1,258,750	0.7
23,888	Gladstone Land Corp.	342,793	0.2
50,497	Global Net Lease, Inc.	443,364	0.3
24,944	Peakstone Realty Trust	398,106	0.2
27,682	Plymouth Industrial REIT, Inc.	602,083	0.3
63,332	Retail Opportunity Investments Corp.	815,083	0.5
132,759	Summit Hotel Properties, Inc.	831,071	0.5
141,671	Uniti Group, Inc.	783,441	0.5
		9,197,730	5.4
	Utilities: 1.6%
16,772	ALLETE, Inc.	930,511	0.6
40,139	Avista Corp.	1,362,719	0.8
9,505	Portland General Electric Co.	390,275	0.2
		2,683,505	1.6
	Total Common Stock
	(Cost $193,256,693)	168,321,437	99.4
EXCHANGE-TRADED FUNDS: 0.7%
6,692 (2)	iShares Russell 2000 ETF	1,202,285	0.7
	Total Exchange-Traded Funds
	(Cost $1,301,951)	1,202,285	0.7
	Total Long-Term Investments
	(Cost $194,558,644)	169,523,722	100.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.8%
1,000,000 (3)	Bank of America Inc., Repurchase Agreement dated 11/30/2023, 5.320%, due 12/01/2023 (Repurchase Amount $1,000,146, collateralized by various U.S. Government Agency Obligations, 1.500%- 7.000%, Market Value plus accrued interest $1,020,000, due 08/01/27-09/20/63)	$1,000,000	0.6
373,411 (3)	MUFG Securities America Inc., Repurchase Agreement dated 11/30/2023, 5.320%, due 12/01/2023 (Repurchase Amount $373,465, collateralized by various U.S. Government Agency Obligations, 2.000%- 6.000%, Market Value plus accrued interest $380,879, due 04/01/25-08/01/53)	373,411	0.2
	Total Repurchase Agreements
	(Cost $1,373,411)	1,373,411	0.8

Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 0.3%
426,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.260%
	(Cost $426,000)	$426,000	0.3
	Total Short-Term Investments
	(Cost $1,799,411)	1,799,411	1.1
	Total Investments in Securities
	(Cost $196,358,055)	$171,323,133	101.2
	Liabilities in Excess of Other Assets	(2,043,789)	(1.2)
	Net Assets	$169,279,344	100.0

See Accompanying Notes to Financial Statements

26

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of November 30, 2023.

See Accompanying Notes to Financial Statements

27

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$168,321,437	$—	$—	$168,321,437
Exchange-Traded Funds	1,202,285	—	—	1,202,285
Short-Term Investments	426,000	1,373,411	—	1,799,411
Total Investments, at fair value	$169,949,722	$1,373,411	$—	$171,323,133

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $198,824,900.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,950,522
Gross Unrealized Depreciation	(32,452,665)
Net Unrealized Depreciation	$(27,502,143)

See Accompanying Notes to Financial Statements

28

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 16, 2023, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2024.

In addition to the Board meeting on November 16, 2023, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2023 and November 14, 2023. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was determined to not be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program,

29

 ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while one of the Funds does not have management fee breakpoints, each Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on

30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2023. In addition, the Board also considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Corporate Leaders® 100 Fund

In considering whether to approve the renewal of the Contracts for Voya Corporate Leaders® 100 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date, five-year and ten-year periods, and the second quintile for the one-year and three-year period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the one-year and three-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Voya Small Company Fund

In considering whether to approve the renewal of the Contracts for Voya Small Company Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the

31

 ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

year-to-date period, the third quintile for the one-year period, the fourth quintile for the three-year and ten-year periods, and the fifth quintile for the five-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it underperformed. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Portfolio’s performance during certain periods; and (2) the changes to the Fund’s investment strategy and portfolio management team, effective June 1, 2022, as well as the Fund’s improved performance for the more recent periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2024.

32

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163306 (1123)

Semi-Annual Report

November 30, 2023

Classes A, C, I, R and W

Domestic Equity Fund

■	Voya Mid Cap Research Enhanced Index Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*

Class A	$1,000.00	$1,080.80	0.97%	$5.05	$1,000.00	$1,020.15	0.97%	$4.90
Class C	1,000.00	1,078.00	1.47	7.64	1,000.00	1,017.65	1.47	7.41
Class I	1,000.00	1,082.50	0.72	3.75	1,000.00	1,021.40	0.72	3.64
Class R	1,000.00	1,079.70	1.22	6.34	1,000.00	1,018.90	1.22	6.16
Class W	1,000.00	1,082.10	0.72	3.75	1,000.00	1,021.40	0.72	3.64

*	Expenses are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2023 (unaudited)

ASSETS:
Investments in securities at fair value+*	$140,364,829
Short-term investments at fair value†	1,525,537
Cash	9,259
Receivables:
Fund shares sold	2,485
Dividends	130,045
Interest	42
Prepaid expenses	26,006
Reimbursement due from Investment Adviser	9,258
Other assets	16,591
Total assets	142,084,052

LIABILITIES:
Payable for fund shares redeemed	102,445
Payable upon receipt of securities loaned	1,170,537
Payable for investment management fees	61,447
Payable for distribution and shareholder service fees	24,780
Payable to trustees under the deferred compensation plan (Note 6)	16,591
Payable for trustee fees	390
Other accrued expenses and liabilities	186,307
Total liabilities	1,562,497
NET ASSETS	$140,521,555

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$125,001,831
Total distributable earnings	15,519,724
NET ASSETS	$140,521,555

+ Including securities loaned at value	$1,125,959
* Cost of investments in securities	$123,533,507
† Cost of short-term investments	$1,525,537

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2023 (unaudited)(continued)

Class A
Net assets	$100,863,693
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	6,085,272
Net asset value and redemption price per share†	$16.58
Maximum offering price per share (5.75%)(1)	$17.59

Class C
Net assets	$430,058
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	28,809
Net asset value and redemption price per share†	$14.93

Class I
Net assets	$14,487,766
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	836,200
Net asset value and redemption price per share	$17.33

Class R
Net assets	$11,153,645
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	692,109
Net asset value and redemption price per share	$16.12

Class W
Net assets	$13,586,393
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	780,887
Net asset value and redemption price per share	$17.40

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the Six Months Ended November 30, 2023 (unaudited)

INVESTMENT INCOME:
Dividends	$1,321,734
Interest	2,310
Securities lending income, net	3,368
Other	691
Total investment income	1,328,103

EXPENSES:
Investment management fees	429,337
Distribution and shareholder service fees:
Class A	128,380
Class C	1,608
Class R	28,184
Transfer agent fees:
Class A	86,160
Class C	360
Class I	9,479
Class R	9,457
Class W	20,117
Shareholder reporting expense	4,575
Registration fees	38,762
Professional fees	20,862
Custody and accounting expense	9,194
Trustee fees	1,952
Licensing fee (Note 7)	11,708
Miscellaneous expense	18,073
Interest expense	3,755
Total expenses	821,963
Waived and reimbursed fees	(105,216)
Net expenses	716,747
Net investment income	611,356
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	3,501,385

Net change in unrealized appreciation on investments	6,295,552
Net realized and unrealized gain	9,796,937
Increase in net assets resulting from operations	$10,408,293

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$611,356	$1,498,463
Net realized gain (loss)	3,501,385	(5,426,891)
Net change in unrealized appreciation (depreciation)	6,295,552	(2,600,662)
Increase (decrease) in net assets resulting from operations	10,408,293	(6,529,090)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(6,472,959)
Class C	—	(35,155)
Class I	—	(1,145,609)
Class R	—	(689,581)
Class W	—	(2,420,353)
Total distributions	—	(10,763,657)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,655,161	53,604,256
Reinvestment of distributions	—	10,675,437
	23,655,161	64,279,693
Cost of shares redeemed	(31,895,435)	(48,237,068)
Net increase (decrease) in net assets resulting from capital share transactions	(8,240,274)	16,042,625
Net increase (decrease) in net assets	2,168,019	(1,250,122)
NET ASSETS:
Beginning of year or period	138,353,536	139,603,658
End of year or period	$140,521,555	$138,353,536

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-23+	15.34	0.06	•	1.18	1.24	—	—	—	—	—	16.58	8.08	1.11	0.97	0.97	0.74	100,864	58
05-31-23	17.14	0.13	•	(0.88)	(0.75)	0.10	0.95	—	1.05	—	15.34	(4.45)	1.11	0.95	0.95	0.82	97,951	91
05-31-22	21.15	0.09	•	(1.18)	(1.09)	0.11	2.81	—	2.92	—	17.14	(6.18)	1.13	0.95	0.95	0.48	108,606	72
05-31-21	13.61	0.08	•	7.57	7.65	0.11	—	—	0.11	—	21.15	56.36	1.18	0.95	0.95	0.48	122,817	65
05-31-20	14.21	0.13		(0.60)	(0.47)	0.13	—	—	0.13	—	13.61	(3.44)	1.20	0.96	0.96	0.86	87,097	51
05-31-19	17.34	0.14	•	(1.50)	(1.36)	0.15	1.62	—	1.77	—	14.21	(7.34)	1.14	0.95	0.95	0.92	96,138	66
Class C
11-30-23+	13.85	0.02	•	1.06	1.08	—	—	—	—	—	14.93	7.80	1.61	1.47	1.47	0.25	430	58
05-31-23	15.57	0.05	•	(0.80)	(0.75)	0.02	0.95	—	0.97	—	13.85	(4.90)	1.61	1.45	1.45	0.31	420	91
05-31-22	19.48	(0.00	)*•	(1.08)	(1.08)	0.02	2.81	—	2.83	—	15.57	(6.66)	1.63	1.45	1.45	(0.01)	584	72
05-31-21	12.53	(0.00	)*•	6.96	6.96	0.01	—	—	0.01	—	19.48	55.55	1.68	1.45	1.45	(0.01)	816	65
05-31-20	13.07	0.05	•	(0.55)	(0.50)	0.04	—	—	0.04	—	12.53	(3.85)	1.70	1.46	1.46	0.37	749	51
05-31-19	16.07	0.06		(1.39)	(1.33)	0.05	1.62	—	1.67	—	13.07	(7.80)	1.64	1.45	1.45	0.39	4,252	66
Class I
11-30-23+	16.01	0.08	•	1.24	1.32	—	—	—	—	—	17.33	8.25	0.80	0.72	0.72	0.96	14,488	58
05-31-23	17.84	0.18	•	(0.92)	(0.74)	0.14	0.95	—	1.09	—	16.01	(4.21)	0.80	0.70	0.70	1.09	11,314	91
05-31-22	21.90	0.15	•	(1.24)	(1.09)	0.16	2.81	—	2.97	—	17.84	(5.99)	0.82	0.70	0.70	0.75	18,326	72
05-31-21	14.08	0.13	•	7.83	7.96	0.14	—	—	0.14	—	21.90	56.78	0.88	0.70	0.70	0.74	7,901	65
05-31-20	14.70	0.17	•	(0.62)	(0.45)	0.17	—	—	0.17	—	14.08	(3.25)	0.89	0.71	0.71	1.11	6,603	51
05-31-19	17.83	0.19	•	(1.54)	(1.35)	0.16	1.62	—	1.78	—	14.70	(7.08)	0.83	0.70	0.70	1.14	8,015	66
Class R
11-30-23+	14.93	0.04	•	1.15	1.19	—	—	—	—	—	16.12	7.97	1.36	1.22	1.22	0.49	11,154	58
05-31-23	16.71	0.09	•	(0.86)	(0.77)	0.06	0.95	—	1.01	—	14.93	(4.69)	1.36	1.20	1.20	0.57	10,760	91
05-31-22	20.69	0.04	•	(1.15)	(1.11)	0.06	2.81	—	2.87	—	16.71	(6.42)	1.38	1.20	1.20	0.23	11,973	72
05-31-21	13.32	0.04	•	7.40	7.44	0.07	—	—	0.07	—	20.69	55.97	1.43	1.20	1.20	0.23	14,249	65
05-31-20	13.98	0.09		(0.58)	(0.49)	0.17	—	—	0.17	—	13.32	(3.70)	1.45	1.21	1.21	0.61	9,927	51
05-31-19	17.06	0.11		(1.48)	(1.37)	0.09	1.62	—	1.71	—	13.98	(7.54)	1.39	1.20	1.20	0.64	11,824	66
Class W
11-30-23+	16.08	0.08	•	1.24	1.32	—	—	—	—	—	17.40	8.21	0.86	0.72	0.72	0.96	13,586	58
05-31-23	17.91	0.19	•	(0.93)	(0.74)	0.14	0.95	—	1.09	—	16.08	(4.20)	0.86	0.70	0.70	1.10	17,908	91
05-31-22	21.96	0.15	•	(1.23)	(1.08)	0.16	2.81	—	2.97	—	17.91	(5.93)	0.88	0.70	0.70	0.73	111	72
05-31-21	14.13	0.13	•	7.85	7.98	0.15	—	—	0.15	—	21.96	56.68	0.93	0.70	0.70	0.73	178	65
05-31-20	14.60	0.17	•	(0.64)	(0.47)	—	—	—	—	—	14.13	(3.22)	0.95	0.71	0.71	1.11	84	51
05-31-19	17.81	0.19		(1.61)	(1.42)	0.17	1.62	—	1.79	—	14.60	(7.48)	0.89	0.70	0.70	1.14	105	66

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for Voya Mid Cap Research Enhanced Index Fund (“Mid Cap Research Enhanced Index” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaim recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 331/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$88,292,762	$95,836,729

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly,

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, and Class R shares of the Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C	Class R
0.25%	0.75%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2023, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$414	$—
Contingent Deferred Sales Charges:	$—	$47

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2023, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	7.80%

The Investment Adviser may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2023, the per account fees for affiliated recordkeeping services paid by the Fund were $12,377.

NOTE 7 — LICENSING FEE

The Fund pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

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NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

Class A	Class C	Class I	Class R	Class W
1.00%	1.50%	0.75%	1.25%	0.75%

Pursuant to a side letter agreement, through October 1, 2024, the Investment Adviser had further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A	Class C	Class I	Class R	Class W
0.95%	1.45%	0.70%	1.20%	0.70%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2023, the Fund did not have any amount of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2024 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 12, 2023, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended November 30, 2023 as follows:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
1	$21,353,000	6.33%

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NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Class A
11/30/2023	16,416	—	—	(317,082)	—	(300,666)	271,227	—	—	(5,197,993)	—	(4,926,766)
5/31/2023	58,681	—	412,978	(423,472)	—	48,187	950,886	—	6,401,157	(6,791,411)	—	560,632
Class C
11/30/2023	2,291	—	—	(3,813)	—	(1,522)	34,047	—	—	(56,829)	—	(22,782)
5/31/2023	3,905	—	2,471	(13,532)	—	(7,156)	56,143	—	34,639	(202,922)	—	(112,140)
Class I
11/30/2023	582,344	—	—	(452,686)	—	129,658	10,153,465	—	—	(7,682,258)	—	2,471,207
5/31/2023	173,528	—	70,027	(564,111)	—	(320,556)	2,884,427	—	1,131,635	(9,340,748)	—	(5,324,686)
Class P3(1)
11/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	—	—	—	(218)	—	(218)	—	—	—	(3,940)	—	(3,940)
Class R
11/30/2023	6,158	—	—	(34,683)	—	(28,525)	99,694	—	—	(559,459)	—	(459,765)
5/31/2023	31,756	—	45,667	(73,318)	—	4,105	506,942	—	689,581	(1,138,350)	—	58,173
Class W
11/30/2023	747,266	—	—	(1,079,886)	—	(332,620)	13,096,728	—	—	(18,398,896)	—	(5,302,168)
5/31/2023	2,791,583	—	149,009	(1,833,297)	—	1,107,295	49,205,858	—	2,418,425	(30,759,697)	—	20,864,586

(1)	Class P3 was fully redeemed on September 9, 2022.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2023:

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NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$140,471	$(140,471)	$—

Citigroup Global Markets Inc.	58,045	(58,045)	—

Morgan Stanley & Co. LLC	471,723	(471,723)	—

National Financial Services LLC	30,566	(30,566)	—

State Street Bank and Trust Company	425,154	(425,154)	—
Total	$1,125,959	$(1,125,959)	$—

(1)	Cash collateral with a fair value of $1,170,537 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2023		Year Ended May 31, 2022
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$1,850,654	$8,913,003	$6,119,908	$13,260,969

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2023 were:

Undistributed	Unrealized				Total
Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
Income	(Depreciation)	Amount	Character	Expiration	Earnings/(Loss)

$525,950	$8,914,697	$(4,329,216)	Short-term	None	$5,111,431

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

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NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Fund’s financial statements.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2023, the Fund declared and paid dividends and distributions of:

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.1384	December 13, 2023	December 11, 2023
Class C	NII	$0.0638	December 13, 2023	December 11, 2023
Class I	NII	$0.1798	December 13, 2023	December 11, 2023
Class R	NII	$0.1004	December 13, 2023	December 11, 2023
Class W	NII	$0.1790	December 13, 2023	December 11, 2023

NII – Net investment income

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.7%
	Communication Services: 1.5%
454	Cable One, Inc.	$241,564	0.2
15,944	Iridium Communications, Inc.	607,466	0.4
1,680 (1)	Spotify Technology SA	310,985	0.2
29,235	TEGNA, Inc.	448,172	0.3
2,065 (1)	Trade Desk, Inc. - Class A	145,500	0.1
5,988 (1)	TripAdvisor, Inc.	106,766	0.1
20,972 (1)	ZoomInfo Technologies, Inc.	301,368	0.2
		2,161,821	1.5
	Consumer Discretionary: 15.3%
12,540	ADT, Inc.	73,610	0.1
495 (1)	AutoNation, Inc.	66,959	0.0
9,624	BorgWarner, Inc.	324,233	0.2
13,317	Boyd Gaming Corp.	786,369	0.6
1,346	Brunswick Corp.	106,159	0.1
500 (1)	Burlington Stores, Inc.	84,795	0.1
1,748 (1)	Caesars Entertainment, Inc.	78,171	0.1
20,199 (1)	Coupang, Inc.	308,641	0.2
6,323 (1)	Crocs, Inc.	667,772	0.5
1,348 (1)	Deckers Outdoor Corp.	895,032	0.6
2,960	Dick’s Sporting Goods, Inc.	385,096	0.3
3,350	DR Horton, Inc.	427,694	0.3
5,464 (1)	Five Below, Inc.	1,029,745	0.7
5,733 (1)(2)	GameStop Corp. - Class A	83,415	0.1
11,525	Gap, Inc.	231,307	0.2
36,290	Gentex Corp.	1,103,579	0.8
1,081	Genuine Parts Co.	143,535	0.1
781	Graham Holdings Co. - Class B	489,804	0.3
5,434 (1)	Grand Canyon Education, Inc.	742,936	0.5
8,840	H&R Block, Inc.	401,513	0.3
9,576	Harley-Davidson, Inc.	287,184	0.2
17,250 (1)	Hilton Grand Vacations, Inc.	590,985	0.4
3,242	Hyatt Hotels Corp. - Class A	372,052	0.3
9,449	KB Home	492,293	0.3
9,187	Kohl’s Corp.	215,435	0.2
7,174	Lear Corp.	959,523	0.7
3,152	Leggett & Platt, Inc.	72,086	0.1
940 (1)	Light & Wonder, Inc.	83,115	0.1
1,220	Lithia Motors, Inc.	325,728	0.2
8,376	LKQ Corp.	372,983	0.3
39,733	Macy’s, Inc.	630,165	0.4
10,701 (1)	Mattel, Inc.	203,319	0.1
11,438	MGM Resorts International	451,115	0.3
30,507 (2)	Nordstrom, Inc.	476,519	0.3
14 (1)	NVR, Inc.	86,175	0.1
7,818 (1)	Ollie’s Bargain Outlet Holdings, Inc.	572,825	0.4
22,962 (1)	Penn Entertainment, Inc.	563,947	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,443 (1)	Planet Fitness, Inc. - Class A	$165,977	0.1
3,526	PVH Corp.	344,772	0.2
2,467	Ralph Lauren Corp.	319,180	0.2
1,293 (1)	Skechers USA, Inc. - Class A	76,171	0.1
10,532	Tapestry, Inc.	333,548	0.2
19,916 (1)	Taylor Morrison Home Corp.	898,212	0.6
3,765 (1)	TopBuild Corp.	1,113,612	0.8
15,736	Travel + Leisure Co.	560,831	0.4
55,382 (1)	Under Armour, Inc. - Class A	450,809	0.3
39,187	Wendy’s Co.	734,756	0.5
4,459	Williams-Sonoma, Inc.	836,241	0.6
969	Wingstop, Inc.	232,909	0.2
2,517	Wynn Resorts Ltd.	212,485	0.2
		21,465,317	15.3
	Consumer Staples: 4.5%
19,942 (1)	BellRing Brands, Inc.	1,054,932	0.7
6,407 (1)	BJ’s Wholesale Club Holdings, Inc.	413,764	0.3
274 (1)	Boston Beer Co., Inc. - Class A	97,204	0.1
245	Casey’s General Stores, Inc.	67,473	0.0
10,615 (1)	Celsius Holdings, Inc.	525,549	0.4
890	Coca-Cola Consolidated, Inc.	653,723	0.5
13,491 (1)	Darling Ingredients, Inc.	591,850	0.4
5,374	Ingredion, Inc.	550,781	0.4
18,465 (1)	Performance Food Group Co.	1,201,148	0.9
24,794 (1)	US Foods Holding Corp.	1,086,721	0.8
		6,243,145	4.5
	Energy: 5.2%
7,663 (1)	Antero Resources Corp.	181,077	0.1
15,134	Baker Hughes Co.	510,772	0.4
27,993	ChampionX Corp.	820,755	0.6
2,779	Chord Energy Corp.	450,587	0.3
1,020	Civitas Resources, Inc.	70,064	0.1
18,045 (1)	CNX Resources Corp.	376,419	0.3
2,700	Coterra Energy, Inc.	70,875	0.1
2,066	Diamondback Energy, Inc.	319,011	0.2
72,716	Equitrans Midstream Corp.	682,076	0.5
4,978	Halliburton Co.	184,335	0.1
5,666	HF Sinclair Corp.	297,352	0.2
14,265	Matador Resources Co.	825,658	0.6
21,484	Murphy Oil Corp.	918,871	0.7
4,949	New Fortress Energy, Inc.	190,437	0.1
7,085	Ovintiv, Inc.	314,149	0.2

See Accompanying Notes to Financial Statements

17

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
6,248	PBF Energy, Inc. - Class A	$277,411	0.2
13,922	Range Resources Corp.	452,465	0.3
37,205 (1)	Southwestern Energy Co.	245,181	0.2
724 (1)	Weatherford International PLC	65,660	0.0
		7,253,155	5.2
	Financials: 15.2%
5,766	Affiliated Managers Group, Inc.	781,581	0.6
12,293	AGNC Investment Corp.	108,424	0.1
16,952	Ally Financial, Inc.	495,337	0.4
4,935	American Financial Group, Inc.	564,515	0.4
1,142	Ameriprise Financial, Inc.	403,708	0.3
32,958	Annaly Capital Management, Inc.	595,551	0.4
2,027	Ares Management Corp. - Class A	227,531	0.2
2,121	Assured Guaranty Ltd.	144,037	0.1
4,616	Axis Capital Holdings Ltd.	260,065	0.2
16,341	Bank OZK	684,034	0.5
8,368	Citizens Financial Group, Inc.	228,195	0.2
26,645	CNO Financial Group, Inc.	706,093	0.5
14,043	Commerce Bancshares, Inc.	710,155	0.5
9,354	East West Bancorp, Inc.	588,554	0.4
11,569	Equitable Holdings, Inc.	355,053	0.3
1,035	Erie Indemnity Co. - Class A	305,987	0.2
14,140	Essent Group Ltd.	683,528	0.5
2,931	Evercore, Inc. - Class A	432,469	0.3
919	Everest Re Group Ltd.	377,295	0.3
1,535	Fidelity National Financial, Inc.	68,829	0.0
14,361	First American Financial Corp.	855,916	0.6
5,116	First Financial Bankshares, Inc.	134,295	0.1
11,704	First Hawaiian, Inc.	229,984	0.2
15,538	Hancock Whitney Corp.	640,943	0.5
2,197	Hartford Financial Services Group, Inc.	171,718	0.1
10,329	International Bancshares Corp.	463,462	0.3
8,287	Jefferies Financial Group, Inc.	293,691	0.2
2,755	Kemper Corp.	121,854	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
6,327	Loews Corp.	$444,725	0.3
1,013	MarketAxess Holdings, Inc.	243,242	0.2
45,402	MGIC Investment Corp.	798,621	0.6
8,231	OneMain Holdings, Inc.	348,171	0.2
8,542	Pinnacle Financial Partners, Inc.	619,893	0.4
5,437	Prosperity Bancshares, Inc.	327,906	0.2
7,075	Reinsurance Group of America, Inc.	1,153,650	0.8
400	RenaissanceRe Holdings Ltd.	85,744	0.1
40,480	Rithm Capital Corp.	420,182	0.3
22,215	SLM Corp.	333,891	0.2
22,923 (2)	Starwood Property Trust, Inc.	455,480	0.3
2,021	State Street Corp.	147,169	0.1
7,912	Stifel Financial Corp.	482,790	0.3
12,406	Synchrony Financial	401,458	0.3
8,249 (1)	Toast, Inc. - Class A	122,663	0.1
2,699	Tradeweb Markets, Inc. - Class A	261,533	0.2
9,790	UMB Financial Corp.	701,551	0.5
23,500	Unum Group	1,010,500	0.7
1,347	Willis Towers Watson PLC	331,766	0.2
10,548	Wintrust Financial Corp.	903,647	0.6
4,019	Zions Bancorp NA	143,197	0.1
		21,370,583	15.2
	Health Care: 7.7%
2,780	Agilent Technologies, Inc.	355,284	0.3
446 (1)	Alnylam Pharmaceuticals, Inc.	75,040	0.1
4,298 (1)	Arrowhead Pharmaceuticals, Inc.	91,118	0.1
7,516	Bruker Corp.	489,217	0.3
23,413 (1)	Doximity, Inc. - Class A	544,352	0.4
37,993 (1)	Exelixis, Inc.	828,627	0.6
10,575 (1)	Globus Medical, Inc. - Class A	475,029	0.3
3,157 (1)	Haemonetics Corp.	255,307	0.2
10,867 (1)	Halozyme Therapeutics, Inc.	419,575	0.3
3,516 (1)	HealthEquity, Inc.	235,642	0.2
7,689 (1)	Inari Medical, Inc.	458,956	0.3
5,547 (1)	Incyte Corp.	301,424	0.2
909 (1)	Inspire Medical Systems, Inc.	132,087	0.1
3,479 (1)	Jazz Pharmaceuticals PLC	411,322	0.3
9,449 (1)	Lantheus Holdings, Inc.	676,737	0.5
9,061 (1)	LivaNova PLC	406,386	0.3

See Accompanying Notes to Financial Statements

18

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
68 (1)	Mettler-Toledo International, Inc.	$74,251	0.1
1,675 (1)	Molina Healthcare, Inc.	612,313	0.4
9,821 (1)	Neurocrine Biosciences, Inc.	1,145,030	0.8
19,144	Patterson Cos., Inc.	486,449	0.3
977 (1)	Penumbra, Inc.	216,982	0.2
14,110 (1)	Progyny, Inc.	484,820	0.3
3,478 (1)	Shockwave Medical, Inc.	607,085	0.4
1,708 (1)	Tenet Healthcare Corp.	117,869	0.1
2,618 (1)	United Therapeutics Corp.	628,320	0.4
1,994 (1)	Veeva Systems, Inc. - Class A	347,574	0.2
		10,876,796	7.7
	Industrials: 21.2%
5,089	Acuity Brands, Inc.	912,254	0.6
6,325	Advanced Drainage Systems, Inc.	766,021	0.5
15,993	AECOM	1,421,138	1.0
2,020	AGCO Corp.	229,331	0.2
3,054	Allison Transmission Holdings, Inc.	163,328	0.1
26,183 (1)	American Airlines Group, Inc.	325,455	0.2
771	AMETEK, Inc.	119,682	0.1
3,165 (1)	Avis Budget Group, Inc.	578,720	0.4
9,246 (1)	Builders FirstSource, Inc.	1,239,981	0.9
1,315	Carlisle Cos., Inc.	368,739	0.3
540 (1)	Chart Industries, Inc.	70,216	0.0
966	Cintas Corp.	534,440	0.4
18,428 (1)(2)	Clarivate PLC	143,001	0.1
5,141 (1)	Clean Harbors, Inc.	831,094	0.6
13,840 (1)	Copart, Inc.	695,045	0.5
20,798 (1)	Core & Main, Inc. - Class A	728,554	0.5
1,451 (1)	CoStar Group, Inc.	120,491	0.1
471	Curtiss-Wright Corp.	100,747	0.1
15,535	Donaldson Co., Inc.	945,149	0.7
30,275	Dun & Bradstreet Holdings, Inc.	320,612	0.2
323	EMCOR Group, Inc.	68,644	0.0
5,694	EnerSys	503,805	0.4
1,547	Exponent, Inc.	119,057	0.1
7,223	Fortive Corp.	498,243	0.3
14,191	Fortune Brands Innovations, Inc.	971,090	0.7
439 (1)	FTI Consulting, Inc.	96,782	0.1
6,680 (1)	Gates Industrial Corp. PLC	81,897	0.1
24,600	Genpact Ltd.	835,416	0.6
15,733	Graco, Inc.	1,270,912	0.9
8,593 (1)	GXO Logistics, Inc.	483,442	0.3
25,680 (1)	Hertz Global Holdings, Inc.	214,171	0.1
7,304	ITT, Inc.	790,804	0.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,342	Leidos Holdings, Inc.	$358,663	0.3
260	Lennox International, Inc.	105,732	0.1
1,254	Lincoln Electric Holdings, Inc.	248,367	0.2
963	ManpowerGroup, Inc.	71,464	0.0
7,613	MSC Industrial Direct Co., Inc. - Class A	741,659	0.5
16,025	nVent Electric PLC	853,331	0.6
10,486	Owens Corning	1,421,692	1.0
5,368	Pentair PLC	346,451	0.2
5,001	Regal Rexnord Corp.	599,120	0.4
524	Rockwell Automation, Inc.	144,331	0.1
6,977	Rollins, Inc.	284,243	0.2
6,236	Ryder System, Inc.	668,125	0.5
3,138 (1)	Saia, Inc.	1,225,044	0.9
9,671	Schneider National, Inc. - Class B	222,723	0.2
11,495	Sensata Technologies Holding PLC	373,702	0.3
726	Simpson Manufacturing Co., Inc.	121,220	0.1
9,483	SS&C Technologies Holdings, Inc.	533,514	0.4
11,451	Terex Corp.	566,825	0.4
12,415	Timken Co.	898,846	0.6
2,613 (1)	U-Haul Holding Co.	147,922	0.1
2,270	Watsco, Inc.	867,662	0.6
4,381	Watts Water Technologies, Inc. - Class A	843,386	0.6
4,219	WESCO International, Inc.	657,531	0.5
2,220 (1)	WillScot Mobile Mini Holdings Corp.	92,618	0.1
6,661	Woodward, Inc.	900,434	0.6
		29,842,866	21.2
	Information Technology: 10.5%
2,577 (1)	Akamai Technologies, Inc.	297,721	0.2
14,333 (1)	Allegro MicroSystems, Inc.	390,144	0.3
1,095 (1)	Arrow Electronics, Inc.	129,823	0.1
17,969	Avnet, Inc.	840,231	0.6
13,916 (1)	Calix, Inc.	537,018	0.4
3,620 (1)	Cirrus Logic, Inc.	274,794	0.2
5,736	Cognex Corp.	216,247	0.2
7,995 (1)	Coherent Corp.	294,136	0.2
6,426	Concentrix Corp.	603,980	0.4
2,736 (1)	DocuSign, Inc.	117,922	0.1
20,402 (1)	Dropbox, Inc. - Class A	574,928	0.4
15,509 (1)	Dynatrace, Inc.	830,507	0.6
11,837 (1)	ExlService Holdings, Inc.	335,816	0.2
2,422 (1)	F5, Inc.	414,622	0.3
9,831 (1)	GoDaddy, Inc. - Class A	983,690	0.7
560 (1)	HubSpot, Inc.	276,601	0.2

See Accompanying Notes to Financial Statements

19

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,916	Jabil, Inc.	$797,553	0.6
2,358 (1)	Keysight Technologies, Inc.	320,429	0.2
13,987 (1)	Lattice Semiconductor Corp.	818,939	0.6
3,576 (1)	Manhattan Associates, Inc.	797,627	0.6
7,464	MKS Instruments, Inc.	616,153	0.4
660	Monolithic Power Systems, Inc.	362,155	0.3
3,935	NetApp, Inc.	359,620	0.3
536 (1)	Onto Innovation, Inc.	75,581	0.0
1,353	Paycom Software, Inc.	245,786	0.2
4,881 (1)	Paylocity Holding Corp.	764,706	0.5
11,277 (1)	Pure Storage, Inc. - Class A	375,637	0.3
2,506 (1)	RingCentral, Inc. - Class A	71,321	0.0
1,741 (1)	Silicon Laboratories, Inc.	183,449	0.1
3,266 (1)	Super Micro Computer, Inc.	893,153	0.6
5,561 (1)	Teradata Corp.	262,757	0.2
1,948	Teradyne, Inc.	179,664	0.1
3,292 (1)	Trimble, Inc.	152,749	0.1
2,451	Universal Display Corp.	414,709	0.3
		14,810,168	10.5
	Materials: 6.4%
13,370	Alcoa Corp.	359,118	0.3
7,600	AptarGroup, Inc.	964,364	0.7
4,931	Ashland, Inc.	394,086	0.3
17,161	Avient Corp.	589,480	0.4
13,903 (1)	Axalta Coating Systems Ltd.	437,527	0.3
8,039	Berry Global Group, Inc.	531,539	0.4
17,536	Chemours Co.	481,013	0.3
20,780 (1)	Cleveland-Cliffs, Inc.	356,585	0.3
13,262	Commercial Metals Co.	601,166	0.4
3,314	Crown Holdings, Inc.	285,037	0.2
15,694	Element Solutions, Inc.	328,946	0.2
2,890	PPG Industries, Inc.	410,351	0.3
4,074	Reliance Steel & Aluminum Co.	1,121,409	0.8
2,906	Royal Gold, Inc.	353,951	0.2
11,991	RPM International, Inc.	1,234,234	0.9
7,013	Sonoco Products Co.	386,837	0.3
3,134	United States Steel Corp.	112,511	0.1
		8,948,154	6.4
	Real Estate: 6.8%
10,233	Agree Realty Corp.	605,896	0.4
39,651	Brixmor Property Group, Inc.	853,289	0.6
25,712	CubeSmart	1,022,309	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
6,000	EastGroup Properties, Inc.	$1,042,500	0.7
1,265	Equity LifeStyle Properties, Inc.	89,941	0.1
7,452	Equity Residential	423,572	0.3
19,777	First Industrial Realty Trust, Inc.	930,508	0.7
2,781	Gaming and Leisure Properties, Inc.	129,956	0.1
5,180 (1)	Jones Lang LaSalle, Inc.	805,594	0.6
21,726	Kilroy Realty Corp.	716,523	0.5
9,709	Lamar Advertising Co. - Class A	983,425	0.7
26,541	National Retail Properties, Inc.	1,078,095	0.8
8,056	Spirit Realty Capital, Inc.	332,713	0.2
1,928	STAG Industrial, Inc.	69,119	0.1
15,522	VICI Properties, Inc.	463,953	0.3
		9,547,393	6.8
	Utilities: 3.4%
10,582	ALLETE, Inc.	587,089	0.4
10,676	Black Hills Corp.	550,775	0.4
874	DTE Energy Co.	90,992	0.1
5,077	Edison International	340,108	0.2
15,707	National Fuel Gas Co.	797,758	0.6
12,467	NorthWestern Corp.	627,215	0.4
11,293	ONE Gas, Inc.	650,816	0.5
4,288 (1)	PG&E Corp.	73,625	0.1
1,107	Southwest Gas Holdings, Inc.	65,435	0.0
31,600	UGI Corp.	694,884	0.5
8,831	Vistra Corp.	312,706	0.2
		4,791,403	3.4
	Total Common Stock (Cost $120,496,072)	137,310,801	97.7

EXCHANGE-TRADED FUNDS: 2.2%
11,927	iShares Core S&P Mid- Cap ETF	3,054,028	2.2

	Total Exchange-Traded Funds (Cost $3,037,435)	3,054,028	2.2
	Total Long-Term Investments (Cost $123,533,507)	140,364,829	99.9

See Accompanying Notes to Financial Statements

20

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.8%
1,000,000 (3)	Bank of America Inc., Repurchase Agreement dated 11/30/2023, 5.320%, due 12/01/2023 (Repurchase Amount $1,000,146, collateralized by various U.S. Government Agency Obligations, 1.500%- 7.000%, Market Value plus accrued interest $1,020,000, due 08/01/27-09/20/63)	$1,000,000	0.7
170,537 (3)	HSBC Securities (USA), Inc., Repurchase Agreement dated 11/30/2023, 5.330%, due 12/01/2023 (Repurchase Amount $170,562, collateralized by various U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $173,948, due 01/01/41-01/01/60)	170,537	0.1
	Total Repurchase Agreements (Cost $1,170,537)	1,170,537	0.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
355,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.260% (Cost $355,000)	$355,000	0.3

	Total Short-Term Investments (Cost $1,525,537)	1,525,537	1.1
	Total Investments in Securities (Cost $125,059,044)	$141,890,366	101.0
	Liabilities in Excess of Other Assets	(1,368,811)	(1.0)
	Net Assets	$140,521,555	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2023.

See Accompanying Notes to Financial Statements

21

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$137,310,801	$—	$—	$137,310,801
Exchange-Traded Funds	3,054,028	—	—	3,054,028
Short-Term Investments	355,000	1,170,537	—	1,525,537
Total Investments, at fair value	$140,719,829	$1,170,537	$—	$141,890,366

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $126,680,117.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,471,620
Gross Unrealized Depreciation	(7,261,371)

Net Unrealized Appreciation	$15,210,249

See Accompanying Notes to Financial Statements

22

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 16, 2023, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Mid Cap Research Enhanced Index Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2024.

In addition to the Board meeting on November 16, 2023, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2023 and November 14, 2023. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was determined to not be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program,

23

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

24

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2023. In addition, the Board also considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, the third quintile for the year-to-date and one-year periods, the fourth quintile for the five-year period, and the fifth quintile for the ten-year period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2024.

26

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Investment Adviser	Custodian

Voya Investments, LLC	The Bank of New York Mellon

7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street

Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel

Voya Investments Distributor, LLC	Ropes & Gray LLP

7337 East Doubletree Ranch Road, Suite 100	Prudential Tower

Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	166400 (1123)

Semi-Annual Report

November 30, 2023

Voya Global Multi-Asset Fund

Classes A, C, I, R6 and W

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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Sign up now for on-line prospectuses, fund reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2023**	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2023**
Class A	$1,000.00	$1,053.60	0.70%	$3.59	$1,000.00	$1,021.50	0.70%	$3.54
Class C	1,000.00	1,049.60	1.45	7.43	1,000.00	1,017.75	1.45	7.31
Class I	1,000.00	1,055.40	0.45	2.31	1,000.00	1,022.75	0.45	2.28
Class R6	1,000.00	1,055.10	0.45	2.31	1,000.00	1,022.75	0.45	2.28
Class W	1,000.00	1,055.50	0.45	2.31	1,000.00	1,022.75	0.45	2.28

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2023 (unaudited)

ASSETS:
Investments in securities at fair value*	$2,411
Investments in affiliated underlying funds at fair value**	80,628,603
Investments in unaffiliated underlying funds at fair value***	38,034,528
Short-term investments at fair value†	109,671
Cash collateral for futures contracts	1,023,985
Cash pledged as collateral for OTC derivatives (Note 2)	470,000
Receivables:
Fund shares sold	2,231
Dividends	1,513
Interest	2
Variation margin on futures contracts	28,687
Unrealized appreciation on forward foreign currency contracts	630,578
Unrealized appreciation on OTC swap agreements	533,227
Prepaid expenses	20,149
Reimbursement due from Investment Adviser	22,690
Other assets	18,586
Total assets	121,526,861

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	627
Payable for fund shares redeemed	40,292
Unrealized depreciation on forward foreign currency contracts	463,936
Unrealized depreciation on OTC swap agreements	459,173
Payable for investment management fees	35,173
Payable for distribution and shareholder service fees	21,321
Payable to custodian due to bank overdraft	79,499
Payable to trustees under the deferred compensation plan (Note 6)	18,586
Payable for trustee fees	300
Other accrued expenses and liabilities	275,964
Total liabilities	1,394,871
NET ASSETS	$120,131,990

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$119,539,693
Total distributable earnings	592,297
NET ASSETS	$120,131,990

* Cost of investments in securities	$2,517
** Cost of investments in affiliated underlying funds	$82,719,360
*** Cost of investments in unaffiliated underlying funds	$27,667,905
† Cost of short-term investments	$109,671

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2023 (unaudited)(continued)

Class A
Net assets	$103,567,452
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	9,579,859
Net asset value and redemption price per share†	$10.81
Maximum offering price per share (5.75%)(1)	$11.47

Class C
Net assets	$1,030,188
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	93,633
Net asset value and redemption price per share†	$11.00

Class I
Net assets	$14,759,353
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,334,362
Net asset value and redemption price per share	$11.06

Class R6
Net assets	$672,251
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	60,574
Net asset value and redemption price per share	$11.10

Class W
Net assets	$102,746
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	9,304
Net asset value and redemption price per share	$11.04

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the Six Months Ended November 30, 2023 (unaudited)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$926,785
Dividends from unaffiliated underlying funds	139,172
Interest, net of foreign taxes withheld*	22,021
Total investment income	1,087,978

EXPENSES:
Investment management fees	174,319
Distribution and shareholder service fees:
Class A	128,699
Class C	5,291
Transfer agent fees:
Class A	90,810
Class C	933
Class I	9,447
Class R6	83
Class W	94
Shareholder reporting expense	4,575
Registration fees	34,550
Professional fees	19,581
Custody and accounting expense	11,895
Trustee fees	1,498
Miscellaneous expense	12,137
Total expenses	493,912
Waived and reimbursed fees	(88,771)
Net expenses	405,141
Net investment income	682,837
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(238,582)
Sale of unaffiliated underlying funds	994,662
Forward foreign currency contracts	92,482
Foreign currency related transactions	(44,881)
Futures	319,847
Swaps	(96,024)
Net realized gain	1,027,504

Net change in unrealized appreciation on:
Investments	11
Affiliated underlying funds	2,195,370
Unaffiliated underlying funds	2,009,356
Forward foreign currency contracts	176,554
Foreign currency related transactions	22
Futures	160,756
Swaps	74,054
Net change in unrealized appreciation (depreciation)	4,616,123
Net realized and unrealized gain	5,643,627
Increase in net assets resulting from operations	$6,326,464

* Foreign taxes withheld	$515

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$682,837	$1,927,068
Net realized gain (loss)	1,027,504	(4,921,276)
Net change in unrealized appreciation (depreciation)	4,616,123	(1,972,732)
Increase (decrease) in net assets resulting from operations	6,326,464	(4,966,940)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(3,999,112)
Class C	—	(37,099)
Class I	—	(595,616)
Class R6	—	(24,932)
Class W	—	(4,696)
Total distributions	—	(4,661,455)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,830,292	4,896,111
Reinvestment of distributions	—	4,404,221
	2,830,292	9,300,332
Cost of shares redeemed	(7,900,176)	(11,999,630)
Net decrease in net assets resulting from capital share transactions	(5,069,884)	(2,699,298)
Net increase (decrease) in net assets	1,256,580	(12,327,693)
NET ASSETS:
Beginning of year or period	118,875,410	131,203,103
End of year or period	$120,131,990	$118,875,410

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-23+	10.26	0.06•	0.49	0.55	—	—	—	—	—	10.81	5.36	0.86	0.70	0.70	1.11	103,567	4
05-31-23	11.09	0.16•	(0.59)	(0.43)	0.11	0.29	—	0.40	—	10.26	(3.69)	0.88	0.72	0.72	1.57	102,002	38
05-31-22	13.66	0.16•	(1.30)	(1.14)	0.47	0.96	—	1.43	—	11.09	(9.86)	0.86	0.70	0.70	1.20	114,575	44
05-31-21	10.58	0.18•	3.21	3.39	0.31	—	—	0.31	—	13.66	32.20	0.90	0.65	0.65	1.49	134,478	38
05-31-20	11.12	0.27•	(0.09)	0.18	0.22	0.50	—	0.72	—	10.58	1.05	0.88	0.59	0.59	2.41	109,357	47
05-31-19	11.93	0.19•	(0.49)	(0.30)	0.26	0.25	—	0.51	—	11.12	(2.24)	0.80	0.58	0.58	1.69	111,044	118
Class C
11-30-23+	10.48	0.02•	0.50	0.52	—	—	—	—	—	11.00	4.96	1.61	1.45	1.45	0.36	1,030	4
05-31-23	11.31	0.08•	(0.60)	(0.52)	0.02	0.29	—	0.31	—	10.48	(4.48)	1.63	1.47	1.47	0.81	1,126	38
05-31-22	13.85	0.05•	(1.32)	(1.27)	0.31	0.96	—	1.27	—	11.31	(10.50)	1.61	1.45	1.45	0.38	1,426	44
05-31-21	10.70	0.09•	3.25	3.34	0.19	—	—	0.19	—	13.85	31.29	1.65	1.40	1.40	0.69	2,863	38
05-31-20	11.22	0.24•	(0.15)	0.09	0.11	0.50	—	0.61	—	10.70	0.31	1.63	1.34	1.34	2.07	3,058	47
05-31-19	12.00	0.10	(0.49)	(0.39)	0.14	0.25	—	0.39	—	11.22	(2.99)	1.55	1.33	1.33	0.83	11,076	118
Class I
11-30-23+	10.48	0.07•	0.51	0.58	—	—	—	—	—	11.06	5.54	0.56	0.45	0.45	1.36	14,759	4
05-31-23	11.33	0.19•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.48	(3.52)	0.58	0.47	0.47	1.85	14,992	38
05-31-22	13.92	0.19•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.33	(9.60)	0.56	0.45	0.45	1.42	14,443	44
05-31-21	10.77	0.21•	3.27	3.48	0.33	—	—	0.33	—	13.92	32.57	0.60	0.40	0.40	1.69	16,811	38
05-31-20	11.31	0.31•	(0.10)	0.21	0.25	0.50	—	0.75	—	10.77	1.28	0.57	0.34	0.34	2.68	11,115	47
05-31-19	12.11	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.31	(2.01)	0.53	0.33	0.33	1.82	11,885	118
Class R6
11-30-23+	10.52	0.07•	0.51	0.58	—	—	—	—	—	11.10	5.51	0.46	0.45	0.45	1.37	672	4
05-31-23	11.37	0.20•	(0.62)	(0.42)	0.14	0.29	—	0.43	—	10.52	(3.49)	0.50	0.47	0.47	1.87	640	38
05-31-22	13.96	0.19•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.37	(9.54)	1.11	0.45	0.45	1.47	637	44
05-31-21	10.81	0.19•	3.30	3.49	0.34	—	—	0.34	—	13.96	32.52	1.17	0.40	0.40	1.49	611	38
05-31-20	11.35	0.29	(0.07)	0.22	0.26	0.50	—	0.76	—	10.81	1.35	1.22	0.34	0.34	2.53	50	47
05-31-19	12.04	0.21	(0.52)	(0.31)	0.13	0.25	—	0.38	—	11.35	(2.36)	1.34	0.33	0.33	1.81	3	118
Class W
11-30-23+	10.46	0.07•	0.51	0.58	—	—	—	—	—	11.04	5.55	0.61	0.45	0.45	1.37	103	4
05-31-23	11.31	0.19•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.46	(3.52)	0.63	0.47	0.47	1.82	116	38
05-31-22	13.90	0.19•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.31	(9.61)	0.61	0.45	0.45	1.45	123	44
05-31-21	10.75	0.22•	3.26	3.48	0.33	—	—	0.33	—	13.90	32.60	0.65	0.40	0.40	1.72	134	38
05-31-20	11.30	0.32•	(0.12)	0.20	0.25	0.50	—	0.75	—	10.75	1.22	0.63	0.34	0.34	2.79	171	47
05-31-19	12.10	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.30	(2.00)	0.55	0.33	0.33	1.77	118	118

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

(4)	Ratios do not include expenses of the Underlying Funds.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for Voya Global Multi-Asset Fund (“Global Multi-Asset” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends,

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/ withholding tax reclaim receivables, resulting from changes in the exchange rate.

D. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment strategies permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of November 30, 2023, the maximum amount of loss the Fund would incur if the counterparties to its derivative transactions failed to perform would be $1,163,805 which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC total return swaps were they to be unwound as of November 30, 2023. As of November 30, 2023, there was no collateral pledged to the Fund.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

As of November 30, 2023, the Fund had a liability position of $923,109 on open forward foreign currency contracts and OTC total return swaps. If a contingent feature would have been triggered as of November 30, 2023, the Fund could have been required to pay this amount in cash to its counterparties. As of November 30, 2023, the Fund has pledged $470,000 cash collateral for its open OTC derivatives.

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the period ended November 30, 2023, the Fund had an average contract amount on forward foreign currency contracts to buy and sell of $15,163,411 and $14,860,917, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at November 30, 2023.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2023, the Fund had purchased and sold futures contracts on various equity indices and U.S. Treasuries as part of its tactical asset allocation strategies. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended November 30, 2023, the Fund had average notional amounts on futures contracts purchased and sold of $10,942,956 and $10,959,267, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at November 30, 2023.

F. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended November 30, 2023, the Fund entered into total return swaps on equity indices with an average notional amount of $6,501,080 and $6,500,944 on payer and receiver total return swaps, respectively. Please refer to the table within the Portfolio of Investments for open total return swaps at November 30, 2023.

G. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$4,519,012	$8,000,448

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to (1) 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds; (2)   0.900% on the first $500 million; 0.875% on the next $500 million; 0.850% on the next $500 million; 0.825% on the next $500 million; and 0.800% thereafter of the Fund’s average daily net assets invested in direct investments; and (3)  0.40% of the Fund’s average daily net assets invested in other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund each has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A and Class C of shares of the Fund pay the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C
0.25%	1.00%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2023, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$1,751	$—
Contingent Deferred Sales Charges:	$—	$15

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2023, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2023, the per account fees for affiliated recordkeeping services paid by the Fund were $3,721.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below(1):

Class A	Class C	Class I	Class R6	Class W
1.15%	1.90%	0.90%	0.90%	0.90%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

November 30,
2024	2025	2026	Total
$225,463	$73,164	$22,515	$321,142

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2023, are as follows:

	November 30,
	2024	2025	2026	Total

Class A	$71,590	$109,313	$136,405	$317,308
Class C	1,427	1,374	1,490	4,291
Class I	—	6,775	12,196	18,971
Class R6	2,341	1,827	13	4,181
Class W	72	120	149	341

The Expense Limitation Agreement is contractual through October 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the period ended November 30, 2023.

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
11/30/2023	97,623	—	—	(463,476)	—	(365,853)	1,037,465	—	—	(4,905,900)	—	(3,868,435)
5/31/2023	158,317	—	382,423	(922,468)	—	(381,728)	1,614,912	—	3,759,214	(9,487,771)	—	(4,113,645)
Class C
11/30/2023	1,551	—	—	(15,376)	—	(13,825)	16,581	—	—	(166,509)	—	(149,928)
5/31/2023	31,973	—	3,679	(54,255)	—	(18,603)	345,671	—	37,050	(574,056)	—	(191,335)
Class I
11/30/2023	162,676	—	—	(258,921)	—	(96,245)	1,706,935	—	—	(2,737,138)	—	(1,030,203)
5/31/2023	274,463	—	57,660	(176,264)	—	155,859	2,825,847	—	578,329	(1,850,200)	—	1,553,976
Class R6
11/30/2023	6,391	—	—	(6,671)	—	(280)	68,942	—	—	(70,657)	—	(1,715)
5/31/2023	10,080	—	2,478	(7,716)	—	4,842	107,492	—	24,932	(83,055)	—	49,369
Class W
11/30/2023	34	—	—	(1,821)	—	(1,787)	369	—	—	(19,972)	—	(19,603)
5/31/2023	213	—	469	(436)	—	246	2,189	—	4,696	(4,548)	—	2,337

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, straddle loss deferrals and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended		Year Ended
May 31, 2023		May 31, 2022
Ordinary	Long-term	Ordinary	Long-term
Income	Capital Gains	Income	Capital Gains
$1,315,105	$3,346,350	$11,259,825	$4,276,749

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2023 were:

Undistributed	Unrealized				Total
Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
Income	(Depreciation)	Amount	Character	Expiration	Earnings/(Loss)
$908,533	$58,004	$(5,195,565)	Short-term	None	$(5,734,166)
		(1,505,138)	Long-term	None
$(6,700,703)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Fund's financial statements.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2023, the Fund declared and paid dividends and distributions of:

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.2870	December 29, 2023	December 27, 2023
Class C	NII	$0.1960	December 29, 2023	December 27, 2023
Class I	NII	$0.3135	December 29, 2023	December 27, 2023
Class R6	NII	$0.3149	December 29, 2023	December 27, 2023
Class W	NII	$0.3135	December 29, 2023	December 27, 2023

NII - Net investment income

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
45,158	Schwab U.S. TIPS ETF	$2,313,444	1.9
59,242	Vanguard Global ex-U.S. Real Estate ETF	2,422,998	2.0
43,922	Vanguard Real Estate ETF	3,589,745	3.0
		8,326,187	6.9

	Total Exchange-Traded Funds (Cost $9,120,026)	8,326,187	6.9

MUTUAL FUNDS: 91.9%
	Affiliated Investment Companies: 67.1%
838,994	Voya Global Bond Fund - Class R6	6,007,194	5.0
906,682	Voya High Yield Bond Fund - Class R6	6,083,835	5.1
1,847,335	Voya Intermediate Bond Fund - Class R6	15,683,871	13.0
284,871	Voya Large Cap Value Fund - Class R6	3,689,078	3.1
132,519 (1)	Voya MidCap Opportunities Fund - Class R6	3,096,958	2.6
645,623	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,062,402	5.0
1,319,125	Voya Multi-Manager International Equity Fund - Class I	12,729,561	10.6
1,085,670	Voya Multi-Manager International Factors Fund - Class I	9,771,026	8.1
340,281	Voya Multi-Manager Mid Cap Value Fund - Class I	3,072,740	2.6
358,501	Voya Short Duration High Income Fund - Class R6	3,599,379	3.0
776,721	Voya Short Term Bond Fund - Class R6	7,176,900	6.0
33,992 (1)	Voya Small Cap Growth Fund - Class R6	1,231,519	1.0
177,853	Voya Small Company Fund - Class R6	2,424,140	2.0
		80,628,603	67.1
	Unaffiliated Investment Companies: 24.8%
587,702	TIAA-CREF S&P 500 Index Fund - Institutional Class	29,708,341	24.8
	Total Mutual Funds (Cost $101,267,239)	110,336,944	91.9
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Asset-Backed Securities: 0.0%
2,517 (2)	Chase Funding Trust Series 2003-5 2A2, 6.057%, (TSFR1M + 0.714%), 07/25/2033	$2,411	0.0
	Total Asset-Backed Securities (Cost $2,517)	2,411	0.0
	Total Long-Term Investments (Cost $110,389,782)	118,665,542	98.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
109,671 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.250%	109,671	0.1
	Total Short-Term Investments (Cost $109,671)	109,671	0.1
	Total Investments in Securities (Cost $110,499,453)	$118,775,213	98.9
	Assets in Excess of Other Liabilities	1,356,777	1.1
	Net Assets	$120,131,990	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.

(2)	Variable rate security. Rate shown is the rate in effect as of November 30, 2023.

(3)	Rate shown is the 7-day yield as of November 30, 2023.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

19

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Asset-Backed Securities	$—	$2,411	$—	$2,411
Exchange-Traded Funds	8,326,187	—	—	8,326,187
Mutual Funds	110,336,944	—	—	110,336,944
Short-Term Investments	109,671	—	—	109,671
Total Investments, at fair value	$118,772,802	$2,411	$—	$118,775,213
Other Financial Instruments+
Forward Foreign Currency Contracts	—	630,578	—	630,578
Futures	196,192	—	—	196,192
OTC Swaps	—	533,227	—	533,227
Total Assets	$118,968,994	$1,166,216	$—	$120,135,210
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(463,936)	$—	$(463,936)
Futures	(200,598)	—	—	(200,598)
OTC Swaps	—	(459,173)	—	(459,173)
Total Liabilities	$(200,598)	$(923,109)	$—	$(1,123,707)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$5,966,589	$129,794	$—	$(89,189)	$6,007,194	$129,794	$—	$—
Voya High Yield Bond Fund - Class R6	6,053,483	205,465	(248,445)	73,332	6,083,835	205,423	(20,040)	—
Voya Intermediate Bond Fund - Class R6	15,662,552	326,882	—	(305,563)	15,683,871	326,882	—	—
Voya Large Cap Value Fund - Class R6	3,495,567	29,211	(123,865)	288,165	3,689,078	29,210	(13,252)	—
Voya MidCap Opportunities Fund - Class R6	3,091,162	—	(390,077)	395,873	3,096,958	—	(117,995)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,990,607	—	(289,872)	361,666	6,062,402	—	(21,138)	—
Voya Multi-Manager International Equity Fund - Class I	12,281,058	—	—	448,502	12,729,561	—	—	—
Voya Multi-Manager International Factors Fund - Class I	9,400,446	—	(122,938)	493,518	9,771,026	—	(4,277)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,917,781	—	(110,276)	265,235	3,072,740	—	(25,272)	—
Voya Short Duration High Income Fund - Class R6	—	3,592,184	—	7,195	3,599,379	—	—	—

See Accompanying Notes to Financial Statements

20

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (unaudited) (continued)

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund - Class R6	$10,904,152	$235,476	$(3,990,025)	$27,297	$7,176,900	$235,476	$(37,085)	$—
Voya Small Cap Growth Fund - Class R6	1,202,173	—	(38,310)	67,658	1,231,519	—	642	—
Voya Small Company Fund - Class R6	2,376,323	—	(113,864)	161,681	2,424,140	—	(165)	—
	$79,341,893	$4,519,012	$(5,427,672)	$2,195,370	$80,628,603	$926,785	$(238,582)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	6,200,000	USD	7,517,487	Brown Brothers Harriman & Co.	12/05/23	$309,787
EUR	1,800,000	USD	1,899,000	Brown Brothers Harriman & Co.	12/05/23	60,386
USD	3,247,359	AUD	5,100,000	Brown Brothers Harriman & Co.	12/05/23	(122,587)
USD	2,960,499	SEK	33,200,000	Brown Brothers Harriman & Co.	12/05/23	(200,407)
NOK	40,000,000	USD	3,565,368	Morgan Stanley Capital Services LLC	12/05/23	131,624
USD	4,498,298	JPY	676,100,000	Morgan Stanley Capital Services LLC	12/05/23	(62,711)
USD	3,360,677	SGD	4,600,000	Morgan Stanley Capital Services LLC	12/05/23	(78,231)
NZD	3,900,000	USD	2,272,857	Standard Chartered Bank	12/05/23	128,781
						$166,642

At November 30, 2023, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	39	12/15/23	$8,924,662	$193,106
U.S. Treasury Ultra Long Bond	20	03/19/24	2,460,000	3,086
			$11,384,662	$196,192
Short Contracts:
EURO STOXX 50 Index	(144)	12/15/23	(6,882,595)	(199,557)
U.S. Treasury 5-Year Note	(41)	03/28/24	(4,380,914)	(1,041)
			$(11,263,509)	$(200,598)

At November 30, 2023, the following OTC total return swaps were outstanding for Voya Global Multi-Asset Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	iShares S&P 500 Value ETF	At Maturity	(Secured Overnight Financing Rate+0.27%)	At Maturity	Bank of America N.A.	12/01/23	USD	6,500,944	$533,227	$—	$533,227
Pay	iShares S&P 500 Growth ETF	At Maturity	Secured Overnight Financing Rate + 0.27%	At Maturity	Goldman Sachs International	12/01/23	USD	6,501,080	(459,173)	—	(459,173)
									$74,054	$—	$74,054

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations:			Currency Abbreviations:

AUD	—	Australian Dollar	EUR	—	EU Euro
			GBP	—	British Pound

See Accompanying Notes to Financial Statements

21

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (unaudited) (continued)

Currency Abbreviations:			Currency Abbreviations:

JPY	—	Japanese Yen	SGD	—	Singapore Dollar
NOK	—	Norwegian Krone	USD	—	United States Dollar
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$630,578
Interest rate contracts	Variation margin receivable on futures contracts*	3,086
Equity contracts	Variation margin receivable on futures contracts*	193,106
Equity contracts	Unrealized appreciation on OTC swap agreements	533,227
Total Asset Derivatives		$1,359,997

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$463,936
Interest rate contracts	Variation margin payable on futures contracts*	1,041
Equity contracts	Variation margin payable on futures contracts*	199,557
Equity contracts	Unrealized depreciation on OTC swap agreements	459,173
Total Liability Derivatives		$1,123,707

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended November 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Equity contracts	$—	$467,860	$(96,024)	$371,836
Foreign exchange contracts	92,482	—	—	92,482
Interest rate contracts	—	(148,013)	—	(148,013)
Total	$92,482	$319,847	$(96,024)	$316,305

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Equity contracts	$—	$199,602	$74,054	$273,655
Foreign exchange contracts	176,554	—	—	176,554
Interest rate contracts	—	(38,846)	—	(38,846)
Total	$176,554	$160,756	$74,054	$411,363

See Accompanying Notes to Financial Statements

22

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2023:

	Bank of America N.A.	Brown Brothers Harriman & Co.	Goldman Sachs International	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Total
Assets:
Forward foreign currency contracts	$—	$370,173	$—	$131,624	$128,781	$630,578
OTC Total return swaps	533,227	—	—	—	—	533,227
Total Assets	$533,227	$370,173	$—	$131,624	$128,781	$1,163,805
Liabilities:
Forward foreign currency contracts	$—	$322,994	$—	$140,942	$—	$463,936
OTC Total return swaps	—	—	459,173	—	—	459,173
Total Liabilities	$—	$322,994	$459,173	$140,942	$—	$923,109

Net OTC derivative instruments by counterparty, at fair value	$533,227	$47,179	$(459,173)	$(9,318)	$128,781	$240,696

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$459,173	$—	$—	$459,173
Net Exposure(1),(2)	$533,227	$47,179	$—	$(9,318)	$128,781	$699,869

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At November 30, 2023, the Fund had pledged $470,000 in cash collateral to Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $114,337,953.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,863,520
Gross Unrealized Depreciation	(7,189,393)
Net Unrealized Appreciation	$4,674,127

See Accompanying Notes to Financial Statements

23

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 16, 2023, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Multi-Asset Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2024.

In addition to the Board meeting on November 16, 2023, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2023 and November 14, 2023. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was determined to not be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program,

24

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2023. In addition, the Board also considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and ten-year periods, the third quintile for the three-year and five-year periods, and the fifth quintile for the one-year period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it outperformed. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; and (2) the recent changes to the Fund’s portfolio management team.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule on assets invested in direct investments where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund, and level-fee rates that do not include breakpoints on assets invested in affiliated funds and unaffiliated funds; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fifth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the fourth quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of

26

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2024.

27

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Investment Adviser	Custodian

Voya Investments, LLC	The Bank of New York Mellon

7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street

Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel

Voya Investments Distributor, LLC	Ropes & Gray LLP

7337 East Doubletree Ranch Road, Suite 100	Prudential Tower

Scottsdale, Arizona 85258	800 Boylston Street

Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163311 (1123)

Semi-Annual Report

November 30, 2023

Voya VACS Series MCV Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

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Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2023*
Voya VACS Series MCV Fund	$1,000.00	$1,083.60	0.15%	$0.78	$1,000.00	$1,024.25	0.15%	$0.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$88,049,738
Short-term investments at fair value†	2,458,882
Cash	8,717
Receivables:
Investment securities sold	304,291
Dividends	108,488
Interest	8
Prepaid expenses	2,485
Prepaid offering expense	11,123
Other assets	51
Total assets	90,943,783

LIABILITIES:
Payable for investment securities purchased	273,324
Payable for fund shares redeemed	92,324
Payable upon receipt of securities loaned	45,089
Payable to trustees under the deferred compensation plan (Note 5)	51
Payable for trustee fees	219
Other accrued expenses and liabilities	7,044
Total liabilities	418,051
NET ASSETS	$90,525,732

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$84,471,207
Total distributable earnings	6,054,525
NET ASSETS	$90,525,732

+ Including securities loaned at value	$44,500
* Cost of investments in securities	$84,527,739
† Cost of short-term investments	$2,458,882

Net assets	$90,525,732
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	8,414,727
Net asset value and redemption price per share	$10.76

See Accompanying Notes to Financial Statements

6

STATEMENT OF OPERATIONS for the six months ended November 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$886,514
Interest	1,807
Securities lending income, net	142
Other	244
Total investment income	888,707

EXPENSES:
Transfer agent fees	61
Shareholder reporting expense	1,098
Registration fees	1,975
Professional fees	26,738
Custody and accounting expense	9,463
Trustee fees	1,095
Offering expense	17,548
Miscellaneous expense	4,109
Interest expense	97
Total expenses	62,184
Waived and reimbursed fees	1,453
Net expenses	63,637
Net investment income	825,070

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,358,183
Sale of investments in affiliates	579
Net realized gain	1,358,762

Net change in unrealized appreciation on:
Investments	4,872,250
Affiliates	262
Net change in unrealized appreciation (depreciation)	4,872,512
Net realized and unrealized gain	6,231,274
Increase in net assets resulting from operations	$7,056,344
* Foreign taxes withheld	$1,122

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	March 24, 2023 to May 31, 2023(1)
FROM OPERATIONS:
Net investment income	$825,070	$260,425
Net realized gain	1,358,762	88,269
Net change in unrealized appreciation (depreciation)	4,872,512	(1,350,513)
Increase (decrease) in net assets resulting from operations	7,056,344	(1,001,819)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,633,721	87,128,457

	8,633,721	—
Cost of shares redeemed	(8,555,751)	(2,735,220)
Net increase in net assets resulting from capital share transactions	77,970	84,393,237
Net increase in net assets	7,134,314	83,391,418

NET ASSETS:
Beginning of year or period	83,391,418	—
End of year or period	$90,525,732	$83,391,418

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
11-30-23+	9.93	0.10•	0.73	0.83	—	—	—	—	—	10.76	8.36	0.14	0.15	0.15	1.88	90,526	22
03-24-23(4)-
05-31-23	10.00	0.04•	(0.11)	(0.07)	—	—	—	—	—	9.93	(0.70)	0.18	0.17	0.17	1.93	83,391	5

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for Voya VACS Series MCV Fund (“MCV” or the “Fund”), a diversified series of the Trust.

The Fund’s shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund may only be made by “accredited investors,” as defined in Regulation D under the 1933 Act.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

I. Offering Costs. Costs incurred with the offering of shares of the Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$20,974,775	$18,862,220

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for MCV.

The Investment Adviser has entered into a sub-advisory agreement with Victory Capital Management Inc. and Voya IM with respect to the Fund. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2023, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Investment Trust Co.	100%

The Investment Adviser may direct the Fund’s sub-adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the fund’s selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Fund’s, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2023, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses and acquired fund fees and expenses to 0.15% of average net assets.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous

36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2023, the Fund did not have any amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2024 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other fund’s managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other fund’s managed by the Investment Adviser. The fund’s to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal fund’s rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended November 30, 2023 as follows:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
1	$578,000	6.07%

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
11/30/2023	821,928	—	—	(807,014)	—	14,914	8,633,721	—	—	(8,555,751)	—	77,970
3/24/2023(1)-
5/31/2023	8,667,656	—	—	(267,843)	—	8,399,813	87,128,457	—	—	(2,735,220)	—	84,393,237

(1)	Commencement of operations.

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market fund’s, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment fund’s, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-

backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2023:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
State Street Bank and Trust Company	$44,500	$(44,500)	$—
Total	$44,500	$(44,500)	$—

(1)	Cash collateral with a fair value of $45,089 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were paid by the Fund during its initial period ended May 31, 2023.

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2023 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
$374,233	$5,331	$(1,381,383)	$(1,001,819)

At May 31, 2023 the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION (continued)

other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Funds’ financial statements.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2023, the Fund declared and paid dividends of:

Type	Per Share Amount	Payable Date	Record Date
NII	$0.1429	December 13, 2023	December 11, 2023
STCG	$0.1565	December 13, 2023	December 11, 2023
LTCG	$0.0029	December 13, 2023	December 11, 2023
NII	$0.0022	December 29, 2023	December 27, 2023

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.1%
	Communication Services: 0.7%
368	Electronic Arts, Inc.	$50,788	0.1
1,058	Fox Corp. - Class A	31,253	0.0
2,335	Interpublic Group of Cos., Inc.	71,778	0.1
376 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	23,936	0.0
2,650 (1)	Live Nation Entertainment, Inc.	223,183	0.2
162 (1)	Madison Square Garden Sports Corp.	27,409	0.0
950	New York Times Co. - Class A	44,641	0.1
3,434	News Corp. - Class A	75,685	0.1
226	Nexstar Media Group, Inc.	32,076	0.0
1,092	Omnicom Group, Inc.	88,048	0.1
		668,797	0.7
	Consumer Discretionary: 12.5%
9,450 (1)	Aptiv PLC	782,838	0.9
815	Aramark	22,828	0.0
292 (1)	AutoNation, Inc.	39,499	0.0
1,208	Best Buy Co., Inc.	85,695	0.1
27,478	BorgWarner, Inc.	925,734	1.0
1,237	Boyd Gaming Corp.	73,045	0.1
737	Brunswick Corp.	58,127	0.1
387	Columbia Sportswear Co.	30,314	0.0
5,775	Darden Restaurants, Inc.	903,614	1.0
7,138	Dick's Sporting Goods, Inc.	928,654	1.0
631 (1)	Dollar Tree, Inc.	77,985	0.1
744	DR Horton, Inc.	94,986	0.1
799	eBay, Inc.	32,767	0.0
796	Garmin Ltd.	97,303	0.1
2,395	Gentex Corp.	72,832	0.1
1,137	Genuine Parts Co.	150,971	0.2
384 (1)	Grand Canyon Education, Inc.	52,500	0.1
4,150	Hilton Worldwide Holdings, Inc.	695,208	0.8
402 (2)	Hyatt Hotels Corp. - Class A	46,133	0.1
813	Lear Corp.	108,739	0.1
2,356	Lennar Corp. - Class A	301,380	0.3
3,703	LKQ Corp.	164,895	0.2
265	Marriott Vacations Worldwide Corp.	19,318	0.0
3,157	MGM Resorts International	124,512	0.1
47 (1)	NVR, Inc.	289,303	0.3
583	Penske Automotive Group, Inc.	87,042	0.1
865	Phinia, Inc.	22,057	0.0
765	Polaris, Inc.	63,090	0.1
3,037	PulteGroup, Inc.	268,532	0.3
7,862	Ralph Lauren Corp.	1,017,186	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
9,650	Ross Stores, Inc.	$1,258,167	1.4
1,924 (1)	Skechers USA, Inc. - Class A	113,343	0.1
17,968	Tapestry, Inc.	569,047	0.6
1,170	Tempur Sealy International, Inc.	47,174	0.1
1,412	Thor Industries, Inc.	139,887	0.2
3,158	Toll Brothers, Inc.	271,241	0.3
207 (1)	TopBuild Corp.	61,226	0.1
141	Vail Resorts, Inc.	30,641	0.0
528	Williams-Sonoma, Inc.	99,021	0.1
8,475	Yum! Brands, Inc.	1,064,036	1.2
		11,290,870	12.5
	Consumer Staples: 4.5%
3,802	Albertsons Cos., Inc. - Class A	82,769	0.1
14,446 (1)	BJ's Wholesale Club Holdings, Inc.	932,923	1.0
860	Campbell Soup Co.	34,555	0.0
797	Casey's General Stores, Inc.	219,494	0.2
1,671	Conagra Brands, Inc.	47,273	0.1
442 (1)	Darling Ingredients, Inc.	19,390	0.0
2,870	Flowers Foods, Inc.	59,725	0.1
844	Ingredion, Inc.	86,501	0.1
568	J M Smucker Co.	62,327	0.1
771	Kellogg Co.	40,508	0.1
3,334	Kroger Co.	147,596	0.2
314	McCormick & Co., Inc.	20,357	0.0
841	Molson Coors Beverage Co. - Class B	51,755	0.1
552 (1)	Post Holdings, Inc.	47,157	0.1
7	Seaboard Corp.	24,605	0.0
11,700	Sysco Corp.	844,389	0.9
10,000	Tyson Foods, Inc. - Class A	468,400	0.5
19,469 (1)	US Foods Holding Corp.	853,326	0.9
189	WK Kellogg Co.	2,117	0.0
		4,045,167	4.5
	Energy: 3.9%
1,953	Chesapeake Energy Corp.	156,845	0.2
45,190	Coterra Energy, Inc.	1,186,238	1.3
20,455	Devon Energy Corp.	919,861	1.0
737	Diamondback Energy, Inc.	113,800	0.2
5,300	Hess Corp.	744,968	0.8
1,453	HF Sinclair Corp.	76,254	0.1
1,358	ONEOK, Inc.	93,498	0.1
1,512	Phillips 66	194,882	0.2
		3,486,346	3.9
	Financials: 13.7%
1,003	Affiliated Managers Group, Inc.	135,957	0.2

See Accompanying Notes to Financial Statements

 17

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
749	Aflac, Inc.	$61,950	0.1
9,000	American Financial Group, Inc.	1,029,510	1.1
2,303	Annaly Capital Management, Inc.	41,615	0.0
1,158 (1)	Arch Capital Group Ltd.	96,913	0.1
216	Arthur J Gallagher & Co.	53,784	0.1
21,425	Bank of New York Mellon Corp.	1,035,256	1.1
780	Brown & Brown, Inc.	58,297	0.1
393	Cboe Global Markets, Inc.	71,601	0.1
867	Discover Financial Services	80,631	0.1
878	Evercore, Inc. - Class A	129,549	0.1
1,314	Everest Re Group Ltd.	539,463	0.6
3,884	Fidelity National Financial, Inc.	174,159	0.2
507	First American Financial Corp.	30,217	0.0
1,740	Franklin Resources, Inc.	43,152	0.0
9,301	Global Payments, Inc.	1,083,008	1.2
457	Globe Life, Inc.	56,270	0.1
13,817	Hartford Financial Services Group, Inc.	1,079,937	1.2
488	Houlihan Lokey, Inc.	52,567	0.1
41,300	Huntington Bancshares, Inc.	465,038	0.5
369	Interactive Brokers Group, Inc. - Class A	28,723	0.0
1,656	Janus Henderson Group PLC	43,371	0.0
438	Loews Corp.	30,787	0.0
4,505	MGIC Investment Corp.	79,243	0.1
63	MSCI, Inc.	32,814	0.0
824	Nasdaq, Inc.	46,012	0.1
40,574	Old Republic International Corp.	1,189,224	1.3
818	Principal Financial Group, Inc.	60,393	0.1
3,975	Progressive Corp.	652,019	0.7
14,200	Prosperity Bancshares, Inc.	856,402	0.9
304	Reinsurance Group of America, Inc.	49,570	0.1
4,240	Rithm Capital Corp.	44,011	0.1
544	RLI Corp.	73,766	0.1
1,156	SEI Investments Co.	67,823	0.1
464	State Street Corp.	33,788	0.0
1,592	Synchrony Financial	51,517	0.1
8,381	T Rowe Price Group, Inc.	839,190	0.9
647	Unum Group	27,821	0.0
15,424	W. R. Berkley Corp.	1,119,011	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,229	Willis Towers Watson PLC	$795,303	0.9
		12,439,662	13.7
	Health Care: 7.6%
589 (1)	Acadia Healthcare Co., Inc.	42,991	0.1
5,950	Agilent Technologies, Inc.	760,410	0.9
2,742	Cardinal Health, Inc.	293,613	0.3
162 (1)	Charles River Laboratories International, Inc.	31,927	0.0
49	Chemed Corp.	27,783	0.0
2,770	Cooper Cos., Inc.	933,268	1.0
1,305	Encompass Health Corp.	85,047	0.1
637 (1)	Enovis Corp.	31,506	0.0
236 (1)	Fortrea Holdings, Inc.	6,948	0.0
502 (1)	Globus Medical, Inc. - Class A	22,550	0.0
1,430 (1)	Henry Schein, Inc.	95,424	0.1
14,957 (1)	Hologic, Inc.	1,066,434	1.2
2,500 (1)	ICON PLC	667,350	0.8
239	Laboratory Corp. of America Holdings	51,841	0.1
290 (1)	Molina Healthcare, Inc.	106,012	0.1
1,569	Premier, Inc. - Class A	32,306	0.0
672 (1)	QIAGEN NV	27,660	0.0
9,472	Quest Diagnostics, Inc.	1,299,843	1.5
148	STERIS PLC	29,739	0.0
775 (1)	Tenet Healthcare Corp.	53,483	0.1
191 (1)	United Therapeutics Corp.	45,840	0.1
820	Universal Health Services, Inc. - Class B	112,734	0.1
8,810	Zimmer Biomet Holdings, Inc.	1,024,691	1.1
		6,849,400	7.6
	Industrials: 23.3%
1,172	A. O. Smith Corp.	88,322	0.1
476	Acuity Brands, Inc.	85,328	0.1
1,492	AECOM	132,579	0.1
8,558	AGCO Corp.	971,590	1.1
775	Air Lease Corp.	30,062	0.0
22,610 (1)	Alaska Air Group, Inc.	854,884	0.9
1,965	Allison Transmission Holdings, Inc.	105,088	0.1
576	AMETEK, Inc.	89,412	0.1
2,089 (1)	Builders FirstSource, Inc.	280,156	0.3
645	BWX Technologies, Inc.	50,329	0.1
226 (1)	CACI International, Inc. - Class A	72,535	0.1
415	Carlisle Cos., Inc.	116,370	0.1
14,170	Carrier Global Corp.	736,273	0.8
404	CH Robinson Worldwide, Inc.	33,148	0.0

See Accompanying Notes to Financial Statements

 18

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
851 (1)	Clean Harbors, Inc.	$137,573	0.2
7,048	CNH Industrial NV	75,696	0.1
1,029 (1)	Core & Main, Inc. - Class A	36,046	0.0
658	Crane Holdings Co.	33,861	0.0
302	Cummins, Inc.	67,696	0.1
303	Curtiss-Wright Corp.	64,812	0.1
1,432	Delta Air Lines, Inc.	52,884	0.1
1,105	Donaldson Co., Inc.	67,228	0.1
508	Dover Corp.	71,709	0.1
818	EMCOR Group, Inc.	173,841	0.2
617	Esab Corp.	47,602	0.1
1,668	Expeditors International of Washington, Inc.	200,727	0.2
265	Ferguson PLC	45,405	0.1
1,015	Fortive Corp.	70,015	0.1
2,355	Fortune Brands Innovations, Inc.	161,153	0.2
5,463 (1)	FTI Consulting, Inc.	1,204,373	1.3
25,322	Genpact Ltd.	859,935	0.9
825	Graco, Inc.	66,644	0.1
412 (1)	GXO Logistics, Inc.	23,179	0.0
399	Hexcel Corp.	27,655	0.0
640	Howmet Aerospace, Inc.	33,664	0.0
1,583	Hubbell, Inc.	474,900	0.5
292	Huntington Ingalls Industries, Inc.	69,210	0.1
248	IDEX Corp.	50,017	0.1
786	Ingersoll Rand, Inc.	56,144	0.1
783	ITT, Inc.	84,775	0.1
423	Jacobs Solutions, Inc.	53,797	0.1
6,077	JB Hunt Transport Services, Inc.	1,125,886	1.2
429 (1)	Kirby Corp.	32,926	0.0
3,283	Knight-Swift Transportation Holdings, Inc.	176,560	0.2
3,293	Landstar System, Inc.	568,536	0.6
12,011	Leidos Holdings, Inc.	1,289,021	1.4
265	Lennox International, Inc.	107,765	0.1
2,375	Lincoln Electric Holdings, Inc.	470,392	0.5
10,255	ManpowerGroup, Inc.	761,024	0.8
2,546	Masco Corp.	154,160	0.2
3,338	MDU Resources Group, Inc.	63,889	0.1
7,809 (1)	Middleby Corp.	985,730	1.1
186	MSA Safety, Inc.	32,390	0.0
787	MSC Industrial Direct Co., Inc. - Class A	76,670	0.1
410	Nordson Corp.	96,489	0.1
1,289	nVent Electric PLC	68,639	0.1
820	Oshkosh Corp.	79,778	0.1
1,265	Otis Worldwide Corp.	108,524	0.1
4,533	Owens Corning	614,584	0.7
2,124	PACCAR, Inc.	195,026	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,278	Parker-Hannifin Corp.	$553,604	0.6
470	Pentair PLC	30,334	0.0
542	Quanta Services, Inc.	102,064	0.1
421	Regal Rexnord Corp.	50,436	0.1
5,910	Republic Services, Inc.	956,474	1.1
1,157	Robert Half International, Inc.	94,851	0.1
442	Ryder System, Inc.	47,356	0.1
173 (1)	Saia, Inc.	67,537	0.1
1,965	Schneider National, Inc. - Class B	45,254	0.1
666	Science Applications International Corp.	78,195	0.1
463	Snap-on, Inc.	127,181	0.1
1,381	Southwest Airlines Co.	35,312	0.0
471	SS&C Technologies Holdings, Inc.	26,498	0.0
436	Tetra Tech, Inc.	68,953	0.1
16,224	Textron, Inc.	1,243,732	1.4
764	Timken Co.	55,314	0.1
8,150	Toro Co.	676,450	0.7
450	Trane Technologies PLC	101,435	0.1
7,750	TransUnion	455,080	0.5
1,242 (1)	United Airlines Holdings, Inc.	48,935	0.1
261	United Rentals, Inc.	124,241	0.1
332	Valmont Industries, Inc.	72,897	0.1
400 (1)	Vestis Corp.	7,324	0.0
331	Watsco, Inc.	126,518	0.1
715	Westinghouse Air Brake Technologies Corp.	83,340	0.1
700 (1)	WillScot Mobile Mini Holdings Corp.	29,204	0.0
314	Woodward, Inc.	42,447	0.0
682 (1)	XPO, Inc.	58,843	0.1
7,065	Xylem, Inc.	742,743	0.8
		21,117,158	23.3
	Information Technology: 10.0%
482 (1)	Akamai Technologies, Inc.	55,686	0.1
1,495	Amdocs Ltd.	125,236	0.1
11,712	Amphenol Corp. - Class A	1,065,675	1.2
365 (1)	Arrow Electronics, Inc.	43,274	0.0
765	Avnet, Inc.	35,771	0.0
495 (1)	Cirrus Logic, Inc.	37,575	0.0
615	Cognex Corp.	23,186	0.0
1,395	Cognizant Technology Solutions Corp. - Class A	98,180	0.1
1,587	Corning, Inc.	45,214	0.0
569	Dolby Laboratories, Inc. - Class A	49,008	0.1
266 (1)	Euronet Worldwide, Inc.	23,201	0.0
282 (1)	F5, Inc.	48,276	0.1
37,500 (1)	Flex Ltd.	954,375	1.1

See Accompanying Notes to Financial Statements

 19

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
33,274	Hewlett Packard Enterprise Co.	$562,663	0.6
1,705	HP, Inc.	50,025	0.1
220 (1)	IPG Photonics Corp.	21,067	0.0
1,057	Jabil, Inc.	121,893	0.1
169	Jack Henry & Associates, Inc.	26,819	0.0
1,105	Juniper Networks, Inc.	31,437	0.0
439 (1)	Keysight Technologies, Inc.	59,656	0.1
138	Littelfuse, Inc.	32,126	0.0
10,300	Maximus, Inc.	859,947	1.0
358	Microchip Technology, Inc.	29,872	0.0
10,875	MKS Instruments, Inc.	897,731	1.0
2,200	Motorola Solutions, Inc.	710,314	0.8
582	NetApp, Inc.	53,189	0.1
651 (1)	ON Semiconductor Corp.	46,436	0.1
10,994	Skyworks Solutions, Inc.	1,065,648	1.2
540	TD SYNNEX Corp.	53,266	0.1
126 (1)	Teledyne Technologies, Inc.	50,773	0.1
426 (1)	VeriSign, Inc.	90,397	0.1
855	Vontier Corp.	28,839	0.0
22,600 (1)	Western Digital Corp.	1,091,806	1.2
2,389 (1)	Zebra Technologies Corp. - Class A	566,145	0.6
		9,054,706	10.0
	Materials: 10.6%
249	Albemarle Corp.	30,196	0.0
3,891	Amcor PLC	36,887	0.0
5,399	AptarGroup, Inc.	685,079	0.8
5,673	Avery Dennison Corp.	1,103,399	1.2
1,083 (1)	Axalta Coating Systems Ltd.	34,082	0.0
548	Ball Corp.	30,299	0.0
2,054	Berry Global Group, Inc.	135,811	0.2
843	CF Industries Holdings, Inc.	63,351	0.1
738	Corteva, Inc.	33,358	0.0
13,562	Crown Holdings, Inc.	1,166,468	1.3
1,003	DuPont de Nemours, Inc.	71,755	0.1
241	Eagle Materials, Inc.	43,633	0.1
450	Eastman Chemical Co.	37,724	0.0
216	FMC Corp.	11,591	0.0
7,400	Franco-Nevada Corp.	829,540	0.9
3,327	Graphic Packaging Holding Co.	75,423	0.1
1,504	Huntsman Corp.	36,998	0.0
1,031	International Paper Co.	38,085	0.0
701	Louisiana-Pacific Corp.	42,754	0.1
1,872	LyondellBasell Industries NV - Class A	178,027	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
113	Martin Marietta Materials, Inc.	$52,499	0.1
122	NewMarket Corp.	64,722	0.1
1,627	Nucor Corp.	276,541	0.3
881	Olin Corp.	41,530	0.0
8,096	Packaging Corp. of America	1,360,209	1.5
307	PPG Industries, Inc.	43,591	0.1
1,846	Reliance Steel & Aluminum Co.	508,130	0.6
259	Royal Gold, Inc.	31,546	0.0
9,011	RPM International, Inc.	927,502	1.0
1,945	Silgan Holdings, Inc.	81,145	0.1
909	Sonoco Products Co.	50,140	0.1
1,956	Steel Dynamics, Inc.	233,018	0.3
2,234	United States Steel Corp.	80,201	0.1
199	Vulcan Materials Co.	42,498	0.0
8,529	Westlake Corp.	1,095,038	1.2
		9,572,770	10.6
	Real Estate: 6.6%
9,600	Alexandria Real Estate Equities, Inc.	1,050,240	1.2
1,686	Apartment Income REIT Corp.	52,468	0.1
190	AvalonBay Communities, Inc.	32,859	0.0
9,711	Camden Property Trust	876,515	1.0
1,427 (1)	CBRE Group, Inc. - Class A	112,676	0.1
854	CubeSmart	33,955	0.0
197	EastGroup Properties, Inc.	34,229	0.0
12,700	Equity LifeStyle Properties, Inc.	902,970	1.0
559	Extra Space Storage, Inc.	72,765	0.1
293	Federal Realty Investment Trust	28,008	0.0
1,301	First Industrial Realty Trust, Inc.	61,212	0.1
3,696	Host Hotels & Resorts, Inc.	64,569	0.1
506	Iron Mountain, Inc.	32,460	0.0
168 (1)	Jones Lang LaSalle, Inc.	26,127	0.0
11,300	Lamar Advertising Co. - Class A	1,144,577	1.3
226	Mid-America Apartment Communities, Inc.	28,132	0.0
29,635	National Retail Properties, Inc.	1,203,774	1.3
1,500	Omega Healthcare Investors, Inc.	47,625	0.1
574	Regency Centers Corp.	36,036	0.1
745	Spirit Realty Capital, Inc.	30,768	0.0

See Accompanying Notes to Financial Statements

 20

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
676	STAG Industrial, Inc.	$24,235	0.0
911	VICI Properties, Inc.	27,230	0.0
2,366	Weyerhaeuser Co.	74,174	0.1
		5,997,604	6.6
	Utilities: 3.7%
24,077	Alliant Energy Corp.	1,217,574	1.3
688	Ameren Corp.	53,382	0.1
179	American Water Works Co., Inc.	23,599	0.0
372	Atmos Energy Corp.	42,337	0.1
1,533	CenterPoint Energy, Inc.	43,338	0.1
526	CMS Energy Corp.	29,856	0.0
806	Consolidated Edison, Inc.	72,629	0.1
353	DTE Energy Co.	36,751	0.0
1,033	Edison International	69,201	0.1
510	Entergy Corp.	51,719	0.1
830	Evergy, Inc.	42,363	0.1
531	Eversource Energy	31,547	0.0
1,026	FirstEnergy Corp.	37,901	0.0
743	Hawaiian Electric Industries, Inc.	9,057	0.0
342	IDACORP, Inc.	33,003	0.0
2,281	NiSource, Inc.	58,485	0.1
1,117	NRG Energy, Inc.	53,437	0.1
1,707	OGE Energy Corp.	59,830	0.1
1,045	Pinnacle West Capital Corp.	78,312	0.1
1,435	PPL Corp.	37,482	0.0
558	Public Service Enterprise Group, Inc.	34,836	0.0
457	WEC Energy Group, Inc.	38,214	0.0
19,180	Xcel Energy, Inc.	1,166,911	1.3
		3,321,764	3.7
	Total Common Stock
	(Cost $84,326,204)	87,844,244	97.1
EXCHANGE-TRADED FUNDS: 0.2%
2,834	iShares Russell Mid- Cap ETF	205,494	0.2
	Total Exchange-Traded Funds
	(Cost $201,535)	205,494	0.2
	Total Long-Term Investments
	(Cost $84,527,739)	88,049,738	97.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 0.0%
45,089 (3)	JPMorgan Securities LLC, Repurchase Agreement dated 11/30/2023, 5.310%, due 12/01/2023 (Repurchase Amount $45,096, collateralized by various U.S. Government Securities, 0.000%- 5.520%, Market Value plus accrued interest $45,991, due 01/15/24-06/30/28)	$45,089	0.0
	Total Repurchase
	Agreements
	(Cost $45,089)	45,089	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
2,371,793 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.250%	2,371,793	2.6
42,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.260%	42,000	0.1
	Total Mutual Funds
	(Cost $2,413,793)	2,413,793	2.7
	Total Short-Term Investments
	(Cost $2,458,882)	2,458,882	2.7
	Total Investments in Securities
	(Cost $86,986,621)	$90,508,620	100.0
	Assets in Excess of Other Liabilities	17,112	0.0
	Net Assets	$90,525,732	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of November 30, 2023.

See Accompanying Notes to Financial Statements

 21

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$87,844,244	$—	$—	$87,844,244
Exchange-Traded Funds	205,494	—	—	205,494
Short-Term Investments	2,413,793	45,089	—	2,458,882
Total Investments, at fair value	$90,463,531	$45,089	$—	$90,508,620

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$32,408	$—	$(32,670)	$262	$—	$—	$579	$—
	$32,408	$—	$(32,670)	$262	$—	$—	$579	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $87,017,491.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,100,357
Gross Unrealized Depreciation	(3,609,229)
Net Unrealized Appreciation	$3,491,128

See Accompanying Notes to Financial Statements

 22

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Placement Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	221173 (1123)

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: February 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: February 5, 2024

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 5, 2024